UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 4/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Series
April 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended April 30, 2021, the novel
coronavirus (COVID-19) pandemic caused the U.S.
economy to contract in 2020’s first half. For the remainder
of 2020, the economy recovered substantially based
on increased business and residential investment and
consumer spending. U.S. economic growth accelerated
during 2021’s first quarter as the reopening of businesses,
widespread COVID-19 vaccinations and federal assistance
programs boosted consumer spending.
Before the reporting period, the U.S. Federal Reserve (Fed), in its efforts to support U.S. economic activity, lowered the target range for the federal funds rate twice in March 2020
and implemented broad quantitative easing measures to
support credit markets. During the reporting period, the Fed held the target range for its key rate unchanged at 0.00–
0.25%, but it continued quantitative easing and adjusted its policy in August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
In this environment, U.S. stocks, as measured by the
Standard & Poor’s
®
500 Index, posted a strong positive total
return for the 12-month period.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin Strategic Series’ annual report includes more detail about prevailing conditions and a discussion
about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of April 30,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report

Contents
Annual Report
Economic and Market Overview 3
Franklin Growth Opportunities Fund 4
Franklin Small Cap Growth Fund 10
Franklin Small-Mid Cap Growth Fund 16
Financial Highlights and Statements of Investments 22
Financial Statements 54
Notes to Financial Statements 59
Report of Independent Registered
Public Accounting Firm 87
Tax Information 88
Board Members and Officers 89
Shareholder Information 94
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
500 Index (S&P 500
®
), advanced strongly during the 12
months ended April 30, 2021. Equities rose amid the U.S.
recovery from the initial shock of the novel coronavirus
pandemic and related restrictions. The phased economic
reopening of many states, the development of treatments
and vaccines, and several fiscal stimulus measures that
included direct payments to many individuals and programs
designed to help small businesses keep employees on the
payroll, supported stock prices. In November 2020, news
that several vaccines showed high efficacy rates bolstered
investor confidence. Furthermore, the implementation of
mass vaccination programs in early 2021, a significant
decline in the U.S. infection rate and continued economic
opening led U.S. equities to reach all-time price highs in April
2021.
The U.S. economy was severely impacted by the pandemic,
as business closures and restrictions on gatherings
disrupted everyday life. As a result, second-quarter
2020 gross domestic product (GDP) declined at a record
annualized rate, and mass layoffs drove the unemployment
rate to a peak of 14.8% in April.
1
However, economic
conditions improved rapidly thereafter, with the GDP
rebounding at a record annualized pace in 2020’s third
quarter and expanding at a less robust pace in 2020’s fourth quarter and 2021’s first quarter. Notably, the unemployment
rate declined to 6.1% in April 2021, as jobless claims fell and employment openings rose.
1
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also enacted
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended bond purchasing. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.
The combination of stimulus payments, increasing asset
prices and generally rising savings during lockdowns led
to the strengthening of overall household balance sheets.
The higher overall household wealth and pent-up consumer
demand led to stronger consumer spending in 2021’s first
quarter that, along with the shortages of some materials
and supplies, drove many investors’ inflation expectations to increase significantly near period-end.
The foregoing information reflects our analysis and opinions as of April 30, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Bureau of Labor Statistics.

franklintempleton.com
Annual Report
Franklin Growth Opportunities Fund
This annual report for Franklin Growth Opportunities Fund
covers the fiscal year ended April 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal
conditions, the Fund invests predominantly in equity
securities of companies demonstrating accelerating growth,
increasing profitability, or above-average growth or growth
potential as compared with the overall economy.
Performance Overview
The Fund’s Class A shares posted a +50.64% cumulative
total return for the 12 months under review. In comparison,
the Fund’s narrow benchmark, the Russell 3000
®
Growth
Index, which measures performance of those Russell 3000
®
Index companies with relatively higher price-to-book ratios
and higher forecasted growth rates, posted a +52.41%
total return.
1
The Fund’s broad benchmark, the Standard &
Poor’s 500 Index (S&P 500), which tracks the broad U.S.
stock market, posted a +45.98% total return.
1
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
During the 12 months under review, nearly all sectors
represented in the Fund’s portfolio posted positive returns
and contributed to absolute performance. Relative to the
Russell 3000
®
Growth Index, stock selection in the health
care sector, stock selection and an underweighting in
the consumer staples sector and stock selection in the
information technology (IT) sector contributed to Fund
performance.
Within health care, the development of a novel coronavirus
(COVID-19) vaccine candidate bolstered the shares of
vaccine developer Novavax.
In consumer staples, our investment in dog and cat food
manufacturer Freshpet aided relative results.
Portfolio Composition
4/30/21
% of Total
Net Assets
Software 18.4%
IT Services 14.1%
Internet & Direct Marketing Retail 9.7%
Capital Markets 7.0%
Health Care Equipment & Supplies 6.6%
Interactive Media & Services 3.9%
Professional Services 3.9%
Semiconductors & Semiconductor Equipment 3.8%
Technology Hardware, Storage & Peripherals 3.7%
Health Care Providers & Services 2.8%
Equity Real Estate Investment Trusts (REITs) 2.4%
Biotechnology 2.3%
Hotels, Restaurants & Leisure 2.1%
Automobiles 1.9%
Other 17.6%
Short-Term Investments & Other Net Assets (0.2)%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
27
.

Franklin Growth Opportunities Fund

franklintempleton.com
Annual Report
In the IT sector, Twilio was a top relative contributor as
the COVID-19 pandemic increased the demand for the
company’s digital communication services from telehealth,
online education, remote customer care and food delivery
companies, among others. The stocks of payment solutions
provider Bill.com Holdings and video conferencing platform
provider Zoom Video Communications (not held at period-
end) also posted strong returns. Bill.com benefited from
smaller companies’ growing need to switch to cost- and
time-saving digital bill payment technologies. Zoom Video
Communications’ share price reached all-time highs as
digital work became crucial during the pandemic.
Another notable relative contributor included our investment in at-home fitness platform Peloton Interactive (not held at period-end).
In contrast, key detractors from the Fund’s relative
performance included stock selection in the industrials sector as well as stock selection and overweightings in the real
estate and financials sectors.
Within industrials, shares of data analytics provider Verisk
Analytics and commercial real estate information, analytics
and online marketplace company CoStar Group posted
positive returns but underperformed the index, and our
overweighted positions hurt relative results.
In the real estate sector, wireless telecommunications
tower operator SBA Communications underperformed the
index after strong outperformance earlier in the period. We
believe the company is an attractive long-term investment
opportunity given the tower industry’s strong barriers to
entry and increasing mobile carrier spending on 5G network
upgrades.
There were no financials holdings among the Fund’s 10
biggest relative detractors during the period.
Other key detractors from the Fund’s relative performance
included our positions in electronic products company Apple, electric vehicle manufacturer Tesla and biopharmaceutical
company Reata Pharmaceuticals. An underweighting
in the strong-performing shares of Apple hurt relative
performance. Apple saw strong demand for its products
as consumers required more devices at home to support
various streaming needs for work, school and entertainment
during the pandemic. Similarly, an underweighting in Tesla
hindered relative results as its shares outperformed the
index amid strong vehicle sales. The share price of Reata
Pharmaceuticals declined as the company faced U.S. Food
and Drug Administration hurdles for its neurological disorder treatment.
Thank you for your continued participation in Franklin Growth
Opportunities Fund. We look forward to serving your future
investment needs.
Grant Bowers
Sara Araghi, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Amazon.com, Inc. 8.6%
Internet & Direct Marketing Retail, United States
Mastercard , Inc. 4.2%
IT Services, United States
Microsoft Corp. 4.1%
Software, United States
Apple, Inc. 3.7%
Technology Hardware, Storage & Peripherals,
United States
Visa, Inc. 3.2%
IT Services, United States
Alphabet, Inc. 2.7%
Interactive Media & Services, United States
ServiceNow , Inc. 2.5%
Software, United States
CoStar Group, Inc. 2.0%
Professional Services, United States
PayPal Holdings, Inc. 2.0%
IT Services, United States
SBA Communications Corp. 2.0%
Equity Real Estate Investment Trusts (REITs),
United States

Performance Summary as of April 30, 2021
Franklin Growth Opportunities Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 04 /3 0 /2 1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +50.64% +42.37%
5-Year +167.63% +20.39%
10-Year +295.33% +14.09%
Advisor
1-Year +51.01% +51.01%
5-Year +170.99% +22.06%
10-Year +306.06% +15.04%
See page 8 for Performance Summary footnotes.

Franklin Growth Opportunities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(5/1/11–4/30/21)
Advisor Class
(5/1/11–4/30/21)

Franklin Growth Opportunities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The Russell 3000 Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with relatively higher price-to-book ratios and higher forecasted growth values. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/20–4/30/21)
Share Class
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.3049 $2.8182 $3.1231
C $0.3049 $2.8182 $3.1231
R $0.3049 $2.8182 $3.1231
R6 $0.3049 $2.8182 $3.1231
Advisor $0.3049 $2.8182 $3.1231
Total Annual Operating Expenses
5
Share Class
A 0.95%
Advisor 0.70%

Your Fund’s Expenses
Franklin Growth Opportunities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,207.25 $4.97 $1,020.29 $4.55 0.91%
C $1,000 $1,202.87 $9.04 $1,016.58 $8.28 1.66%
R $1,000 $1,205.92 $6.28 $1,019.10 $5.75 1.15%
R6 $1,000 $1,209.33 $3.13 $1,021.96 $2.87 0.57%
Advisor $1,000 $1,208.89 $3.61 $1,021.53 $3.30 0.66%

franklintempleton.com
Annual Report
Franklin Small Cap Growth Fund
This annual report for Franklin Small Cap Growth Fund
covers the fiscal year ended April 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in the equity securities of small-cap companies.
For this Fund, small-cap companies are those with market
capitalizations not exceeding $1.5 billion or the highest
market capitalization in the Russell 2000
®
Index, whichever
is greater, at the time of purchase.
1
Performance Overview
The Fund’s Class A shares posted a +76.43% cumulative
total return for the 12 months under review. In comparison,
the Russell 2000
®
Growth Index, which measures
performance of small-cap companies with relatively higher
price-to-book ratios and higher forecasted growth rates,
posted a +69.15% total return.
2
The Standard & Poor’s 500
Index (S&P 500), which tracks the broad U.S. stock market,
posted a +45.98% total return.
2
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry. We
define quality companies as those with strong and improving
competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected
in the capital structure, gross and operating margins, free
cash flow generation and returns on capital employed. Our
valuation analysis includes a range of potential outcomes
based on an assessment of multiple scenarios. In assessing
value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to
business and financial risks.
Manager’s Discussion
During the 12 months under review, all sectors represented
in the Fund’s portfolio posted positive returns and
contributed to absolute performance. Relative to the Russell
2000
®
Growth Index, stock selection and overweightings in
the consumer discretionary and information technology (IT)
sectors, as well as stock selection and an underweighting in the health care sector, contributed significantly to the Fund’s performance.
Portfolio Composition
4/30/21
% of Total
Net Assets
Biotechnology 9.8%
Specialty Retail 8.6%
Software 8.0%
Semiconductors & Semiconductor Equipment 6.0%
Health Care Equipment & Supplies 4.6%
Capital Markets 4.3%
IT Services 4.0%
Hotels, Restaurants & Leisure 3.6%
Health Care Providers & Services 3.6%
Health Care Technology 3.3%
Food Products 3.0%
Household Durables 2.8%
Banks 2.7%
Trading Companies & Distributors 2.7%
Other 30.0%
Short-Term Investments & Other Net Assets 3.0%
1. The Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent a small amount of the total market capitalization of the Russell 3000 Index.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
37
.

Franklin Small Cap Growth Fund

franklintempleton.com
Annual Report
Within consumer discretionary, notable relative contributors included our investments in digital sports entertainment and gaming company DraftKings (not part of the index; not held
at period-end) and lifestyle clothing retailer American Eagle
Outfitters. DraftKings’ share price reached record highs amid positive news flow that included the announcement of an
exclusive agreement with a major sports media company to
provide fantasy sports information. American Eagle Outfitters showed solid execution during the period as it continued to
improve its business.
In the IT sector, our investment in Israel-based web-
building platform Wix.com (not part of the index) contributed meaningfully to relative results. The company’s services
became important as more people accessed the cloud to
work remotely during the novel coronavirus (COVID-19)
shelter-in-place directives.
In the health care sector, our holdings in digital health
care company Livongo Health (not held at period-end)
and vaccine developer Novavax (not held at period-end)
aided relative results. Livongo Health’s share price surged
as social distancing measures drove up demand for the
company’s remote monitoring services. The development
of a COVID-19 vaccine candidate bolstered the shares of
Novavax.
In contrast, stock selection in the industrials, consumer
staples and materials sectors detracted from the Fund’s
relative performance. There were no consumer staples and
materials holdings among the Fund’s 10 biggest relative
detractors.
Within industrials, technology-focused aerospace and
defense company Mercury Systems and IT and technical
services solutions provider ManTech International hindered
relative returns.
Although our overall health care holdings contributed to
relative performance, three of the Fund’s 10 biggest relative detractors came from the sector, namely biopharmaceutical
company Reata Pharmaceuticals and biotechnology
firms Global Blood Therapeutics and PTC Therapeutics.
The share price of Reata Pharmaceuticals declined as
the company faced U.S. Food and Drug Administration
hurdles for its neurological disorder treatment. Global Blood
Therapeutics and PTC Therapeutics faced pandemic-related
headwinds.
Thank you for your continued participation in Franklin Small
Cap Growth Fund. We look forward to serving your future
investment needs.
Michael P. McCarthy, CFA
Bradley T. Carris, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/21
Company
Industry , Country
% of Total
Net Assets
a a
American Eagle Outfitters, Inc. 1.9%
Specialty Retail, United States
Allegiant Travel Co. 1.8%
Airlines, United States
M/I Homes, Inc. 1.6%
Household Durables, United States
Inspire Medical Systems, Inc. 1.5%
Health Care Technology, United States
Beacon Roofing Supply, Inc. 1.5%
Trading Companies & Distributors, United States
Lattice Semiconductor Corp. 1.4%
Semiconductors & Semiconductor Equipment,
United States
Western Alliance Bancorp 1.4%
Banks, United States
Onto Innovation, Inc. 1.4%
Semiconductors & Semiconductor Equipment,
United States
Pinnacle Financial Partners, Inc. 1.3%
Banks, United States
Five Below, Inc. 1.3%
Specialty Retail, United States

Performance Summary as of April 30, 2021
Franklin Small Cap Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 04 /3 0 /2 1
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +76.43% +66.70%
5-Year +17 4.98% +21.05%
10-Year +294.62% +14.07%
Advisor
1-Year +76.86% +76.86%
5-Year +178.38% +22.72%
10-Year +305.29% +15.02%
See page 14 for Performance Summary footnotes.

Franklin Small Cap Growth Fund
Performance Summary

franklintempleton.com
Annual Report
See page 14 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(5/1/11–4/30/21)
Advisor Class
(5/1/11–4/30/21)

Franklin Small Cap Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of secu-
rity in which the Fund invests may become less liquid or even illiquid. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The Russell 2000 Growth Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with relatively higher price-to-book ratios and higher forecasted growth values. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/20–4/30/21)
Share Class
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.6140 $2.2158 $2.8298
C $0.6140 $2.2158 $2.8298
R $0.6140 $2.2158 $2.8298
R6 $0.6140 $2.2158 $2.8298
Advisor $0.6140 $2.2158 $2.8298
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.07% 1.08%
Advisor 0.82% 0.83%

Your Fund’s Expenses
Franklin Small Cap Growth Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration) : Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
Ending
Account
Value 4/30/21
1,2
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,330.25 $5.80 $1,019.81 $5.03 1.00%
C $1,000 $1,325.43 $10.10 $1,016.11 $8.76 1.75%
R $1,000 $1,328.78 $7.24 $1,018.58 $6.27 1.25%
R6 $1,000 $1,332.90 $3.68 $1,021.64 $3.19 0.64%
Advisor $1,000 $1,332.24 $4.37 $1,021.05 $3.79 0.76%

franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth Fund
This annual report for Franklin Small-Mid Cap Growth Fund
covers the fiscal year ended April 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its
net assets in the equity securities of small-cap and mid-
cap companies. For this Fund, small-cap companies
are companies within the market capitalization range
of companies in the Russell 2500
™
Index at the time of
purchase, and mid-cap companies are companies within
the market capitalization range of companies in the Russell
Midcap
®
Index at the time of purchase.
1
Performance Overview
The Fund’s Class A shares posted a +68.37% cumulative
total return for the 12 months under review. In comparison,
the Russell Midcap
®
Growth Index, which measures
performance of those Russell Midcap
®
Index companies with
relatively higher price-to-book ratios and higher forecasted growth rates, posted a +53.97% total return.
2
Also in
comparison, the Standard & Poor’s 500 Index (S&P 500),
which tracks the broad U.S. stock market, posted a +45.98%
total return.
2
You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 18 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
During the 12 months under review, all sectors represented
in the Fund’s portfolio posted positive returns and contributed to absolute performance. Relative to the Russell Midcap
®
Growth Index, stock selection and an underweighting in
the information technology (IT) sector, stock selection and
an overweighting in the consumer discretionary sector
and stock selection in the communication services sector
contributed significantly to Fund performance.
Portfolio Composition
4/30/21
% of Total
Net Assets
Software 18.0%
IT Services 7.9%
Health Care Equipment & Supplies 7.2%
Semiconductors & Semiconductor Equipment 6.3%
Professional Services 5.8%
Capital Markets 5.2%
Specialty Retail 4.6%
Life Sciences Tools & Services 4.0%
Hotels, Restaurants & Leisure 3.9%
Biotechnology 3.0%
Health Care Technology 2.5%
Entertainment 2.5%
Machinery 2.1%
Equity Real Estate Investment Trusts (REITs) 2.1%
Other 21.4%
Short-Term Investments & Other Net Assets 3.5%
1. The Russell 2500 Index is market capitalization weighted and measures performance of the 2,500 smallest companies in the Russell 3000 Index, which represent a modest amount of the Russell 3000 Index’s total market capitalization. The Russell Midcap Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000 Index, which represent a modest amount of the Russell 1000 Index’s total market capitalization.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
48
.

Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Annual Report
Within IT, our investments in Twilio, DocuSign and Cloudflare were leading contributors to relative returns. The novel
coronavirus (COVID-19) pandemic increased the demand
for Twilio’s digital communication services from telehealth, online education, remote customer care and food delivery
companies, among others. Subscription revenue and billings
growth were positive drivers of performance for electronic
signature company DocuSign. While the company is
benefiting from work-from-home-trends in the near term,
we believe there is a large and underpenetrated market
for the digital transformation of contracts and other types
of agreements that require e-signatures. Shares of cloud-
security specialist Cloudflare, which provides tools that
enable remote work, also benefited from pandemic-related
shelter-in-place mandates.
In consumer discretionary, notable relative contributors
included our holdings in digital sports entertainment and
gaming company DraftKings (not part of the index) and
Peloton Interactive (not held at period-end). DraftKings’
share price reached record highs amid positive news flow
that included the announcement of an exclusive agreement
with a major sports media company to provide fantasy sports
information. Peloton Interactive saw a surge in demand for
its at-home, connected fitness products.
In the communication services sector, photo-sharing website
operator Pinterest aided relative results.
In contrast, stock selection in the real estate and industrials sectors detracted from the Fund’s relative performance.
Within real estate, wireless telecommunications tower
operator SBA Communications underperformed the index
after strong outperformance earlier in the period. We
believe the company is an attractive long-term investment
opportunity given the tower industry’s strong barriers to
entry and increasing mobile carrier spending on 5G network
upgrades.
In the industrials sector, technology-focused aerospace and
defense company Mercury Systems faced pandemic-driven
supply-side headwinds and defense budget pressures.
Other key individual detractors from the Fund’s relative
performance included our positions in dentistry products
manufacturer Align Technology, biopharmaceutical company
Reata Pharmaceuticals and software, data and analytics
solutions provider Black Knight. Align Technology faced
headwinds during closures of orthodontist and dentist offices during the pandemic but has since seen strong recovery with
the reopening of the economy. Its shares performed strongly
during the period, and our underweighting hurt relative
results. The share price of Reata Pharmaceuticals declined
as the company faced U.S. Food and Drug Administration
hurdles for its neurological disorder treatment. Black Knight posted positive returns that underperformed the index, and
our overweighted position hindered relative results.
Thank you for your continued participation in Franklin Small-
Mid Cap Growth Fund. We look forward to serving your
future investment needs.
John P. Scandalios, CFA
Michael P. McCarthy, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Synopsys, Inc. 2.2%
Software, United States
IDEXX Laboratories, Inc. 2.1%
Health Care Equipment & Supplies, United
States
DocuSign, Inc. 1.8%
Software, United States
Verisk Analytics, Inc. 1.8%
Professional Services, United States
CoStar Group, Inc. 1.8%
Professional Services, United States
Okta , Inc. 1.7%
IT Services, United States
MSCI, Inc. 1.7%
Capital Markets, United States
ANSYS, Inc. 1.6%
Software, United States
SBA Communications Corp. 1.6%
Equity Real Estate Investment Trusts (REITs),
United States
Veeva Systems, Inc. 1.5%
Health Care Technology, United States

Performance Summary as of April 30, 2021
Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 04 /3 0 /2 1
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +68.37% +59.11%
5-Year +167.56% +20.39%
10-Year +265.08% +13.18%
Advisor
1-Year +68.77% +68.77%
5-Year +170.86% +22.05%
10-Year +274.29% +14.11%
See page 20 for Performance Summary footnotes.

Franklin Small-Mid Cap Growth Fund
Performance Summary

franklintempleton.com
Annual Report
See page 20 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(5/1/11–4/30/21)
Advisor Class
(5/1/11–4/30/21)

Franklin Small-Mid Cap Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The Russell Midcap Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with relatively higher price-to-book ratios and higher forecasted growth values. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total
U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/20–4/30/21)
Share Class
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.3626 $3.7786 $4.1412
C $0.3626 $3.7786 $4.1412
R $0.3626 $3.7786 $4.1412
R6 $0.3626 $3.7786 $4.1412
Advisor $0.3626 $3.7786 $4.1412
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.88% 0.89%
Advisor 0.63% 0.64%

Your Fund’s Expenses
Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,243.79 $4.73 $1,020.58 $4.26 0.85%
C $1,000 $1,238.98 $8.82 $1,016.91 $7.95 1.59%
R $1,000 $1,242.13 $5.93 $1,019.51 $5.34 1.07%
R6 $1,000 $1,245.84 $2.73 $1,022.41 $2.46 0.49%
Advisor $1,000 $1,245.20 $3.32 $1,021.84 $2.99 0.60%

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $39.60 $39.57 $38.58 $34.81 $30.40
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.26) (0.14) (0.13) (0.10) (0.09)
Net realized and unrealized gains (losses) ........... 20.03 3.59 5.29 7.03 5.14
Total from investment operations .................... 19.77 3.45 5.16 6.93 5.05
Less distributions from:
Net realized gains ............................. (3.12) (3.42) (4.17) (3.16) (0.64)
Net asset value, end of year ....................... $56.25 $39.60 $39.57 $38.58 $34.81
Total return
c
................................... 50.64% 8.90% 15.91% 20.43% 16.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.95% 0.94% 1.02% 1.05%
Expenses net of waiver and payments by affiliates
d
...... 0.91%
e
0.95%
e
0.94%
e
0.99% 0.97%
Net investment (loss) ............................ (0.51)% (0.35)% (0.32)% (0.27)% (0.30)%
Supplemental data
Net assets, end of year (000’s) ..................... $4,203,693 $2,883,392 $2,819,007 $2,428,175 $2,272,831
Portfolio turnover rate ............................ 17.54% 19.47% 24.21% 22.68% 47.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $31.61 $32.47 $32.67 $30.12 $26.59
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.50) (0.35) (0.35) (0.33) (0.29)
Net realized and unrealized gains (losses) ........... 15.88 2.91 4.32 6.04 4.46
Total from investment operations .................... 15.38 2.56 3.97 5.71 4.17
Less distributions from:
Net realized gains ............................. (3.12) (3.42) (4.17) (3.16) (0.64)
Net asset value, end of year ....................... $43.87 $31.61 $32.47 $32.67 $30.12
Total return
c
................................... 49.47% 8.10% 15.10% 19.53% 15.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.66% 1.70% 1.69% 1.77% 1.80%
Expenses net of waiver and payments by affiliates
d
...... 1.66%
e
1.70%
e
1.69%
e
1.74% 1.72%
Net investment (loss) ............................ (1.26)% (1.10)% (1.07)% (1.02)% (1.05)%
Supplemental data
Net assets, end of year (000’s) ..................... $278,804 $216,757 $244,574 $400,295 $390,123
Portfolio turnover rate ............................ 17.54% 19.47% 24.21% 22.68% 47.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $37.32 $37.57 $36.93 $33.52 $29.37
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.36) (0.22) (0.21) (0.18) (0.17)
Net realized and unrealized gains (losses) ........... 18.85 3.39 5.02 6.75 4.96
Total from investment operations .................... 18.49 3.17 4.81 6.57 4.79
Less distributions from:
Net realized gains ............................. (3.12) (3.42) (4.17) (3.16) (0.64)
Net asset value, end of year ....................... $52.69 $37.32 $37.57 $36.93 $33.52
Total return .................................... 50.26% 8.64% 15.66% 20.14% 16.62%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.15% 1.20% 1.19% 1.27% 1.30%
Expenses net of waiver and payments by affiliates
c
...... 1.15%
d
1.20%
d
1.19%
d
1.24% 1.22%
Net investment (loss) ............................ (0.75)% (0.60)% (0.57)% (0.52)% (0.55)%
Supplemental data
Net assets, end of year (000’s) ..................... $40,396 $31,060 $37,105 $36,582 $50,429
Portfolio turnover rate ............................ 17.54% 19.47% 24.21% 22.68% 47.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
In
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $43.97 $43.42 $41.78 $37.30 $32.39
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.10) 0.01 0.01 0.07 0.05
Net realized and unrealized gains (losses) ........... 22.31 3.96 5.80 7.57 5.50
Total from investment operations .................... 22.21 3.97 5.81 7.64 5.55
Less distributions from:
Net realized gains ............................. (3.12) (3.42) (4.17) (3.16) (0.64)
Net asset value, end of year ....................... $63.06 $43.97 $43.42 $41.78 $37.30
Total return .................................... 51.13% 9.34% 16.26% 20.98% 17.42%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.59% 0.59% 0.58% 0.59%
Expenses net of waiver and payments by affiliates
c
...... 0.57%
d
0.59%
d
0.58% 0.55% 0.51%
Net investment income (loss) ...................... (0.17)% 0.01% 0.04% 0.17% 0.16%
Supplemental data
Net assets, end of year (000’s) ..................... $563,918 $383,208 $418,174 $369,688 $291,825
Portfolio turnover rate ............................ 17.54% 19.47% 24.21% 22.68% 47.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
Year Ended April 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $43.31 $42.87 $41.34 $37.02 $32.20
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.14) (0.04) (0.03) (0.01) (0.02)
Net realized and unrealized gains (losses) ........... 21.96 3.90 5.73 7.49 5.48
Total from investment operations .................... 21.82 3.86 5.70 7.48 5.46
Less distributions from:
Net realized gains ............................. (3.12) (3.42) (4.17) (3.16) (0.64)
Net asset value, end of year ....................... $62.01 $43.31 $42.87 $41.34 $37.02
Total return .................................... 51.01% 9.20% 16.16% 20.71% 17.21%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.70% 0.69% 0.77% 0.80%
Expenses net of waiver and payments by affiliates
c
...... 0.66%
d
0.70%
d
0.69%
d
0.74% 0.72%
Net investment (loss) ............................ (0.26)% (0.10)% (0.07)% (0.02)% (0.05)%
Supplemental data
Net assets, end of year (000’s) ..................... $643,449 $467,727 $506,964 $583,509 $537,193
Portfolio turnover rate ............................ 17.54% 19.47% 24.21% 22.68% 47.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments, April 30, 2021
Franklin Growth Opportunities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.2%
Auto Components 0.5%
a
Aptiv plc ............................................ United States 193,320 $ 27,816,815
Automobiles 1.0%
a
Tesla, Inc. ........................................... United States 80,258 56,938,235
Beverages 1.4%
Constellation Brands, Inc., A ............................. United States 189,213 45,471,668
a
Monster Beverage Corp. ................................ United States 331,280 32,150,724
77,622,392
Biotechnology 2.3%
a
Deciphera Pharmaceuticals, Inc. .......................... United States 172,150 7,982,595
a
Heron Therapeutics, Inc. ................................ United States 2,090,035 36,533,812
a
Iovance Biotherapeutics , Inc. ............................. United States 268,504 8,441,766
a
Novavax , Inc. ........................................ United States 252,352 59,789,759
a
PTC Therapeutics, Inc. ................................. United States 466,661 19,231,100
131,979,032
Capital Markets 7.0%
a,b,c,d
ArcLight Clean Transition Corp. ........................... United States 477,500 7,563,276
a,b,c,d,e
Aspirational Consumer Lifestyle Corp. ...................... Singapore 3,500,000 35,000,000
a,b,c,d
Churchill Capital Corp. IV ............................... United States 2,167,003 32,505,045
a
Coinbase Global, Inc., A ................................ United States 38,300 11,399,612
a
Dragoneer Growth Opportunities Corp. ..................... United States 1,112,700 11,828,001
a,b,c,d
Dragoneer Growth Opportunities Corp. II .................... United States 416,700 4,167,000
Intercontinental Exchange, Inc. ........................... United States 334,839 39,413,899
MarketAxess Holdings, Inc. .............................. United States 85,572 41,798,499
MSCI, Inc. ........................................... United States 203,644 98,924,146
S&P Global, Inc. ...................................... United States 195,666 76,386,050
a
Soaring Eagle Acquisition Corp. .......................... United States 1,160,400 12,543,924
a,f
Social Capital Hedosophia Holdings Corp. V, A ............... United States 1,385,827 23,559,059
a
TPG Pace Beneficial II Corp., A ........................... United States 662,600 6,692,260
401,780,771
Chemicals 1.3%
Ecolab, Inc. .......................................... United States 126,472 28,344,905
Linde plc ............................................ United Kingdom 156,944 44,860,873
73,205,778
Commercial Services & Supplies 0.8%
a,b,c
Legalzoom.com, Inc. ................................... United States 1,673,284 26,204,625
Republic Services, Inc. ................................. United States 158,671 16,866,727
43,071,352
Electric Utilities 0.5%
NextEra Energy, Inc. ................................... United States 336,418 26,075,759
Entertainment 0.6%
a
Walt Disney Co. (The) .................................. United States 191,533 35,628,969
Equity Real Estate Investment Trusts (REITs) 2.4%
American Tower Corp. .................................. United States 92,470 23,558,582
SBA Communications Corp. ............................. United States 377,164 113,043,594
136,602,176
Food Products 1.5%
a
Freshpet , Inc. ........................................ United States 207,987 38,440,157
Lamb Weston Holdings, Inc. ............................. United States 359,009 28,900,224
a
Nomad Foods Ltd. .................................... United Kingdom 724,298 21,120,530
88,460,911

Franklin Strategic Series
Statement of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 6.6%
Danaher Corp. ....................................... United States 276,594 $ 70,238,280
a
Edwards Lifesciences Corp. ............................. United States 556,359 53,143,412
a
IDEXX Laboratories, Inc. ................................ United States 98,571 54,114,493
a
Intuitive Surgical, Inc. .................................. United States 52,921 45,776,665
a
Nevro Corp. ......................................... United States 279,993 48,385,590
West Pharmaceutical Services, Inc. ........................ United States 319,842 105,074,494
376,732,934
Health Care Providers & Services 2.3%
a
Guardant Health, Inc. .................................. United States 170,094 27,041,544
UnitedHealth Group, Inc. ................................ United States 263,010 104,888,388
131,929,932
Health Care Technology 1.8%
a
Veeva Systems, Inc., A ................................. United States 366,940 103,642,203
Hotels, Restaurants & Leisure 2.1%
a,f
Airbnb, Inc., A ........................................ United States 22,400 3,868,704
a
Booking Holdings, Inc. ................................. United States 13,169 32,475,807
a
Chipotle Mexican Grill, Inc. .............................. United States 46,523 69,413,712
Starbucks Corp. ...................................... United States 133,795 15,318,190
121,076,413
Industrial Conglomerates 1.5%
Honeywell International, Inc. ............................. United States 161,234 35,961,632
Roper Technologies, Inc. ................................ United States 113,478 50,661,118
86,622,750
Interactive Media & Services 3.9%
a
Alphabet, Inc., C ...................................... United States 65,168 157,062,700
a
Bumble, Inc., A ....................................... United States 76,700 4,620,408
a
Facebook, Inc., A ..................................... United States 142,781 46,415,248
a
ZoomInfo Technologies, Inc., A ........................... United States 302,278 15,676,137
223,774,493
Internet & Direct Marketing Retail 9.1%
a
Amazon.com, Inc. ..................................... United States 141,519 490,705,811
a,f
Coupang , Inc. ........................................ South Korea 452,500 18,959,750
b,c
Marqeta , Inc. ......................................... United States 1,196,245 11,524,036
521,189,597
IT Services 13.8%
a
Black Knight, Inc. ..................................... United States 360,298 26,092,781
Mastercard , Inc., A .................................... United States 634,990 242,604,279
a
Okta , Inc. ........................................... United States 96,161 25,934,622
a
PayPal Holdings, Inc. .................................. United States 439,575 115,296,127
a
Shopify, Inc., A ....................................... Canada 50,064 59,201,181
a
Snowflake, Inc., A ..................................... United States 132,704 30,732,919
a
Twilio , Inc., A ......................................... United States 295,928 108,842,318
Visa, Inc., A .......................................... United States 784,241 183,167,328
791,871,555
Life Sciences Tools & Services 1.2%
a
Illumina, Inc. ......................................... United States 69,033 27,118,924
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 131,900 5,132,229
a,g
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 2,794,182 39,224,154
71,475,307

Franklin Strategic Series
Statement of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.7%
a
Liberty Broadband Corp., C .............................. United States 246,590 $ 40,125,125
Pharmaceuticals 1.7%
AstraZeneca plc, ADR .................................. United Kingdom 648,172 34,398,488
a
Catalent , Inc. ........................................ United States 345,883 38,901,461
a
Reata Pharmaceuticals, Inc., A ........................... United States 114,500 11,610,300
Royalty Pharma plc, A .................................. United States 325,046 14,302,024
99,212,273
Professional Services 3.9%
a
CoStar Group, Inc. .................................... United States 135,573 115,837,639
TransUnion .......................................... United States 278,366 29,114,300
Verisk Analytics, Inc. ................................... United States 418,506 78,762,829
223,714,768
Road & Rail 0.9%
Union Pacific Corp. .................................... United States 243,411 54,059,149
Semiconductors & Semiconductor Equipment 3.8%
Analog Devices, Inc. ................................... United States 250,576 38,378,220
Monolithic Power Systems, Inc. ........................... United States 178,021 64,333,229
NVIDIA Corp. ........................................ United States 187,780 112,739,357
215,450,806
Software 16.6%
a
Adobe, Inc. .......................................... United States 210,947 107,232,798
a
AppLovin Corp., A ..................................... United States 175,800 10,198,158
a
Atlassian Corp. plc, A .................................. United States 80,156 19,041,859
a
Autodesk, Inc. ........................................ United States 71,892 20,985,994
a
Avalara, Inc. ......................................... United States 38,000 5,384,980
a,b,c,e
Avidxchange , Inc. ..................................... United States 255,039 13,792,310
a
Bill.com Holdings, Inc. .................................. United States 560,964 86,741,863
a
DocuSign, Inc. ....................................... United States 138,218 30,814,321
Intuit, Inc. ........................................... United States 89,127 36,734,584
Microsoft Corp. ....................................... United States 932,532 235,165,920
a
Paycom Software, Inc. ................................. United States 66,255 25,469,085
a
PTC, Inc. ........................................... United States 278,539 36,471,897
a
salesforce.com, Inc. ................................... United States 200,696 46,224,303
a
ServiceNow , Inc. ...................................... United States 277,265 140,398,678
a
Synopsys, Inc. ....................................... United States 171,819 42,449,602
a
Tyler Technologies, Inc. ................................. United States 71,470 30,364,744
a,f
UiPath , Inc., A ........................................ United States 60,300 4,341,600
a
Workday, Inc., A ...................................... United States 127,073 31,387,031
a
Zendesk , Inc. ........................................ United States 185,645 27,132,017
950,331,744
Specialty Retail 0.3%
a
Burlington Stores, Inc. .................................. United States 51,461 16,793,268
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc. .......................................... United States 1,619,864 212,947,321
Textiles, Apparel & Luxury Goods 1.0%
a,b,c
Figs, Inc. ............................................ United States 230,802 20,963,721
NIKE, Inc., B ......................................... United States 259,006 34,349,376
55,313,097

Franklin Strategic Series
Statement of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services 1.0%
a
T-Mobile US, Inc. ..................................... United States 434,596 $ 57,423,169
Total Common Stocks (Cost $1,923,137,557) ....................................
5,452,868,094
Convertible Preferred Stocks 1.0%
Internet & Direct Marketing Retail 0.5%
a,b,c
Fanatics, Inc., E ...................................... United States 920,577 24,109,411
a,b,c
Fanatics, Inc., F ...................................... United States 109,362 3,748,614
27,858,025
Software 0.5%
a,b,c
Databricks , Inc., G .................................... United States 112,760 20,894,425
a,b,c
OneTrust LLC, C ...................................... United States 517,056 10,139,623
31,034,048
Total Convertible Preferred Stocks (Cost $49,869,857) ...........................
58,892,073
Preferred Stocks 4.0%
Airlines 0.4%
a,b,c,e
Wheels Up Partners LLC, D ............................. United States 5,028,735 22,526,068
a
Automobiles 0.9%
a,b,c
Proterra , Inc., 144A, 5 .................................. United States 2,362,202 30,364,751
a,b,c
Proterra , Inc., 144A, 6 .................................. United States 596,775 7,671,200
a,b,c
Proterra , Inc., 7 ....................................... United States 780,667 10,035,026
a,b,c
Proterra , Inc., 8 ....................................... United States 289,016 3,715,135
51,786,112
Commercial Services & Supplies 0.2%
a,b,c,e
Optoro , Inc., E ....................................... United States 509,182 12,164,900
a
Food & Staples Retailing 0.3%
a,b,c
Sweetgreen , Inc., H ................................... United States 928,488 13,901,189
a,b,c
Sweetgreen , Inc., I .................................... United States 100,835 1,718,144
a,b,c
Sweetgreen , Inc., J .................................... United States 76,670 1,306,392
16,925,725
Health Care Providers & Services 0.5%
a,b,c,e
Tempus Labs, Inc., F ................................... United States 504,854 22,633,975
a,b,c,e
Tempus Labs, Inc., G .................................. United States 126,131 5,814,771
28,448,746
Internet & Direct Marketing Retail 0.1%
a,b,c
Marqeta , Inc., A ....................................... United States 181,494 1,748,424
a,b,c
Marqeta , Inc., B ...................................... United States 19,136 184,347
1,932,771
IT Services 0.3%
a,b,c,e
HashiCorp , Inc., E ..................................... United States 415,102 19,097,102
a
Software 1.3%
a,b,c,e
ClearMotion , Inc., C ................................... United States 2,610,594 7,703,411
a,b,c,e
ClearMotion , Inc., D ................................... United States 3,698,772 11,706,569
a,b,c
Confluent, Inc., E ..................................... United States 642,459 10,233,034
a,b,c
Gitlab , Inc., E ........................................ United States 201,294 8,909,283
a,b,c,e
Talkdesk , Inc., C ...................................... United States 1,753,060 28,638,800

Franklin Strategic Series
Statement of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Software (continued)
a,b,c
Tanium, Inc., G ....................................... United States 805,800 $ 9,206,398
76,397,495
Total Preferred Stocks (Cost $141,131,271) .....................................
229,278,919
Warrants
Warrants 0.0%
Food & Staples Retailing 0.0%
a,b,c
Sweetgreen , Inc., 1/20/26 ............................... United States 23,001 —
Total Warrants (Cost $—) .....................................................
—
Total Long Term Investments (Cost $2,114,138,685) .............................
5,741,039,086
a
Short Term Investments 2.2%
a a
Country Shares
a
Value
a
Money Market Funds 1.3%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 74,672,064 74,672,064
Total Money Market Funds (Cost $74,672,064) ..................................
74,672,064
a a a a a
j
Investments from Cash Collateral Received for
Loaned Securities 0.9%
Money Market Funds 0.9%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 50,044,540 50,044,540
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $50,044,540) ...........................................................
50,044,540
Total Short Term Investments (Cost $124,716,604 ) ...............................
124,716,604
a
Total Investments (Cost $2,238,855,289) 102.4% ................................
$5,865,755,690
Other Assets, less Liabilities (2.4)% ...........................................
(135,495,857)
Net Assets 100.0% ...........................................................
$5,730,259,833
See Abbreviations on page 86 .
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note
11
regarding fair value measurements.
c
See Note
8
regarding restricted securities.
d
A portion or all of the security purchased on a delayed delivery basis. See Note
1
(
c
).
e
See Note
9
regarding holdings of 5% voting securities.
f
A portion or all of the security is on loan at April 30, 2021. See Note
1
(
d
).
g
Security was purchased pursuant to Rule 1 44A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the aggregate value of these securities was $39,224,154, representing 0.7% of net assets.
h
See Note
3
(
f
) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
See Note
1
(
d
) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.85 $21.46 $23.01 $19.60 $16.37
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.18) (0.11) (0.15) (0.13) (0.11)
Net realized and unrealized gains (losses) ........... 14.24 (1.07) 2.86 3.96 3.34
Total from investment operations .................... 14.06 (1.18) 2.71 3.83 3.23
Less distributions from:
Net realized gains ............................. (2.83) (1.43) (4.26) (0.42) —
Net asset value, end of year ....................... $30.08 $18.85 $21.46 $23.01 $19.60
Total return
c
................................... 76.43% (6.25)% 16.06% 19.71% 19.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.03% 1.07% 1.07% 1.11% 1.10%
Expenses net of waiver and payments by affiliates
d
...... 1.02% 1.06% 1.06% 1.10% 1.08%
Net investment (loss) ............................ (0.69)% (0.51)% (0.68)% (0.61)% (0.61)%
Supplemental data
Net assets, end of year (000’s) ..................... $1,244,591 $686,791 $713,442 $665,251 $719,752
Portfolio turnover rate ............................ 47.80% 35.29% 42.10% 29.82% 29.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.69 $17.15 $19.41 $16.71 $14.07
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.29) (0.21) (0.28) (0.25) (0.21)
Net realized and unrealized gains (losses) ........... 11.00 (0.82) 2.28 3.37 2.85
Total from investment operations .................... 10.71 (1.03) 2.00 3.12 2.64
Less distributions from:
Net realized gains ............................. (2.83) (1.43) (4.26) (0.42) —
Net asset value, end of year ....................... $22.57 $14.69 $17.15 $19.41 $16.71
Total return
c
................................... 75.13% (6.97)% 15.31% 18.79% 18.76%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.78% 1.82% 1.82% 1.86% 1.85%
Expenses net of waiver and payments by affiliates
d
...... 1.77% 1.81% 1.81% 1.85% 1.83%
Net investment (loss) ............................ (1.43)% (1.26)% (1.43)% (1.36)% (1.36)%
Supplemental data
Net assets, end of year (000’s) ..................... $86,394 $66,269 $90,513 $132,116 $142,539
Portfolio turnover rate ............................ 47.80% 35.29% 42.10% 29.82% 29.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.58 $20.15 $21.93 $18.74 $15.70
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.23) (0.15) (0.20) (0.17) (0.15)
Net realized and unrealized gains (losses) ........... 13.24 (0.99) 2.68 3.78 3.19
Total from investment operations .................... 13.01 (1.14) 2.48 3.61 3.04
Less distributions from:
Net realized gains ............................. (2.83) (1.43) (4.26) (0.42) —
Net asset value, end of year ....................... $27.76 $17.58 $20.15 $21.93 $18.74
Total return .................................... 75.96% (6.47)% 15.78% 19.37% 19.36%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.28% 1.32% 1.32% 1.36% 1.35%
Expenses net of waiver and payments by affiliates
c
...... 1.27% 1.31% 1.31% 1.35% 1.33%
Net investment (loss) ............................ (0.93)% (0.76)% (0.93)% (0.86)% (0.86)%
Supplemental data
Net assets, end of year (000’s) ..................... $79,314 $54,369 $74,634 $71,398 $79,995
Portfolio turnover rate ............................ 47.80% 35.29% 42.10% 29.82% 29.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.07 $23.73 $24.88 $21.06 $17.52
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.09) (0.02) (0.07) (0.03) (0.03)
Net realized and unrealized gains (losses) ........... 15.99 (1.21) 3.18 4.27 3.57
Total from investment operations .................... 15.90 (1.23) 3.11 4.24 3.54
Less distributions from:
Net realized gains ............................. (2.83) (1.43) (4.26) (0.42) —
Net asset value, end of year ....................... $34.14 $21.07 $23.73 $24.88 $21.06
Total return .................................... 77.13% (5.86)% 16.50% 20.23% 20.21%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.67% 0.67% 0.65% 0.63%
Expenses net of waiver and payments by affiliates
c
...... 0.64% 0.64% 0.64% 0.63% 0.61%
Net investment (loss) ............................ (0.31)% (0.09)% (0.26)% (0.14)% (0.14)%
Supplemental data
Net assets, end of year (000’s) ..................... $2,149,795 $1,136,759 $1,084,442 $935,509 $858,972
Portfolio turnover rate ............................ 47.80% 35.29% 42.10% 29.82% 29.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a
Year Ended April 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.70 $23.37 $24.61 $20.88 $17.41
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.13) (0.06) (0.10) (0.08) (0.07)
Net realized and unrealized gains (losses) ........... 15.69 (1.18) 3.12 4.23 3.54
Total from investment operations .................... 15.56 (1.24) 3.02 4.15 3.47
Less distributions from:
Net realized gains ............................. (2.83) (1.43) (4.26) (0.42) —
Net asset value, end of year ....................... $33.43 $20.70 $23.37 $24.61 $20.88
Total return .................................... 76.86% (5.99)% 16.30% 19.97% 19.93%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.82% 0.82% 0.86% 0.85%
Expenses net of waiver and payments by affiliates
c
...... 0.77% 0.81% 0.81% 0.85% 0.83%
Net investment (loss) ............................ (0.44)% (0.26)% (0.43)% (0.36)% (0.36)%
Supplemental data
Net assets, end of year (000’s) ..................... $739,985 $428,155 $725,622 $713,135 $805,661
Portfolio turnover rate ............................ 47.80% 35.29% 42.10% 29.82% 29.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments, April 30, 2021
Franklin Small Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.0%
Aerospace & Defense 2.7%
a
Axon Enterprise, Inc. ................................... United States 114,200 $ 17,313,862
BWX Technologies, Inc. ................................ United States 753,600 50,430,912
a
Kratos Defense & Security Solutions, Inc. ................... United States 690,264 18,457,659
a
Mercury Systems, Inc. .................................. United States 401,116 30,179,968
116,382,401
Airlines 1.8%
a
Allegiant Travel Co. .................................... United States 337,748 79,617,336
Banks 2.7%
Pinnacle Financial Partners, Inc. .......................... United States 659,804 57,825,223
Western Alliance Bancorp ............................... United States 569,500 59,837,365
117,662,588
Biotechnology 9.8%
a,b
Alector , Inc. .......................................... United States 1,110,100 21,646,950
a
Arcutis Biotherapeutics , Inc. ............................. United States 329,800 11,048,300
a
Ascendis Pharma A/S, ADR ............................. Denmark 178,900 25,935,133
a
Blueprint Medicines Corp. ............................... United States 203,800 19,630,016
a
Cullinan Oncology, Inc. ................................. United States 241,500 7,839,090
a
Deciphera Pharmaceuticals, Inc. .......................... United States 507,400 23,528,138
a
Dyne Therapeutics, Inc. ................................ United States 377,400 7,427,232
a
Emergent BioSolutions , Inc. ............................. United States 257,068 15,676,006
a
Global Blood Therapeutics, Inc. ........................... United States 488,700 19,929,186
a
Harpoon Therapeutics, Inc. .............................. United States 493,300 11,168,312
a
Heron Therapeutics, Inc. ................................ United States 1,775,508 31,035,880
a
Insmed , Inc. ......................................... United States 673,400 22,713,782
a
Iovance Biotherapeutics , Inc. ............................. United States 1,165,300 36,637,032
a
KalVista Pharmaceuticals, Inc. ........................... United States 378,900 9,461,133
a
Karuna Therapeutics, Inc. ............................... United States 88,900 9,868,789
a
Kura Oncology, Inc. .................................... United States 434,900 11,711,857
a
Mirati Therapeutics, Inc. ................................ United States 205,495 34,157,379
a
PTC Therapeutics, Inc. ................................. United States 881,000 36,306,010
a
Rocket Pharmaceuticals, Inc. ............................ United States 319,000 14,622,960
a
Sutro Biopharma, Inc. .................................. United States 956,549 19,618,820
a,b
Taysha Gene Therapies, Inc. ............................. United States 372,000 9,601,320
a,b
Trillium Therapeutics, Inc. ............................... Canada 717,900 6,827,229
a
Twist Bioscience Corp. ................................. United States 118,362 15,882,997
422,273,551
Building Products 1.0%
a
Masonite International Corp. ............................. United States 344,200 43,469,018
Capital Markets 4.3%
a,c,d,e
ArcLight Clean Transition Corp. ........................... United States 336,400 5,328,348
Ares Management Corp. ................................ United States 415,800 21,837,816
Artisan Partners Asset Management, Inc., A ................. United States 266,772 13,584,030
a,c,d,e,f
Aspirational Consumer Lifestyle Corp. ...................... Singapore 2,000,000 20,000,000
Evercore , Inc., A ...................................... United States 301,000 42,179,130
Houlihan Lokey , Inc. ................................... United States 545,000 36,117,150
a,c,d,e
Spartan Acquisition Corp. II, A ............................ United States 714,286 7,142,860
a,c,d,f
TPG Pace Governance LLC, A ........................... United States 2,500,000 25,000,000
a
TPG Pace Solutions Corp. .............................. United States 1,230,000 12,484,500
183,673,834
Commercial Services & Supplies 1.8%
a,b
ACV Auctions, Inc., A .................................. United States 22,000 747,780
Healthcare Services Group, Inc. .......................... United States 822,800 24,642,860

Franklin Strategic Series
Statement of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
a,c,d
Legalzoom.com, Inc. ................................... United States 1,431,280 $ 22,414,698
a
US Ecology, Inc. ...................................... United States 729,376 30,969,305
78,774,643
Communications Equipment 1.8%
a
Viasat , Inc. .......................................... United States 807,612 41,826,225
a
Viavi Solutions, Inc. .................................... United States 2,253,900 36,873,804
78,700,029
Construction & Engineering 2.1%
Arcosa , Inc. ......................................... United States 903,800 54,490,102
Granite Construction, Inc. ............................... United States 951,550 36,254,055
90,744,157
Consumer Finance 0.7%
a
PRA Group, Inc. ...................................... United States 775,900 29,235,912
Diversified Consumer Services 1.2%
a
Grand Canyon Education, Inc. ............................ United States 460,600 49,878,374
Electronic Equipment, Instruments & Components 0.8%
a
Vontier Corp. ......................................... United States 1,077,800 33,778,252
Equity Real Estate Investment Trusts (REITs) 1.7%
Pebblebrook Hotel Trust ................................ United States 986,200 23,550,456
Rexford Industrial Realty, Inc. ............................ United States 897,100 49,833,905
73,384,361
Food & Staples Retailing 1.8%
a
Grocery Outlet Holding Corp. ............................ United States 1,125,394 45,454,664
a
Performance Food Group Co. ............................ United States 582,943 34,218,754
79,673,418
Food Products 3.0%
a
Freshpet , Inc. ........................................ United States 175,100 32,361,982
a
Hostess Brands, Inc. ................................... United States 937,300 14,331,317
a
Nomad Foods Ltd. .................................... United Kingdom 1,212,000 35,341,920
a
Simply Good Foods Co. (The) ............................ United States 1,385,500 47,869,025
129,904,244
Health Care Equipment & Supplies 4.6%
a
CryoPort , Inc. ........................................ United States 217,800 12,320,946
a
Haemonetics Corp. .................................... United States 249,600 16,788,096
a
Inari Medical, Inc. ..................................... United States 182,400 20,846,496
a
Integer Holdings Corp. ................................. United States 521,400 48,949,032
a
iRhythm Technologies, Inc. .............................. United States 135,097 10,518,652
a
Neogen Corp. ........................................ United States 165,466 15,886,391
a
Nevro Corp. ......................................... United States 204,300 35,305,083
a
Penumbra, Inc. ....................................... United States 89,700 27,447,303
a
Pulmonx Corp. ....................................... United States 185,400 8,715,654
196,777,653
Health Care Providers & Services 3.6%
a
1Life Healthcare, Inc. .................................. United States 1,009,512 43,923,867
a
Accolade, Inc. ........................................ United States 650,500 32,622,575
a
HealthEquity , Inc. ..................................... United States 473,016 35,935,025
a,b
Hims & Hers Health, Inc. ................................ United States 1,652,200 20,454,236

Franklin Strategic Series
Statement of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
a
Signify Health, Inc., A .................................. United States 733,756 $ 20,801,983
153,737,686
Health Care Technology 3.3%
a
Certara , Inc. ......................................... United States 903,200 28,730,792
a
Inspire Medical Systems, Inc. ............................ United States 278,844 66,035,836
a
Phreesia , Inc. ........................................ United States 880,382 45,559,769
140,326,397
Hotels, Restaurants & Leisure 3.6%
Extended Stay America, Inc. ............................. United States 1,048,000 20,844,720
a
Red Rock Resorts, Inc., A ............................... United States 1,243,300 45,542,079
a
Texas Roadhouse, Inc. ................................. United States 428,100 45,815,262
Wingstop , Inc. ........................................ United States 274,229 43,440,616
155,642,677
Household Durables 2.8%
a,b
Cricut , Inc., A ........................................ United States 452,000 11,978,000
a
M/I Homes, Inc. ....................................... United States 976,546 68,084,787
a
Tri Pointe Homes, Inc. .................................. United States 1,670,300 39,786,546
119,849,333
Insurance 0.7%
a
Selectquote , Inc. ...................................... United States 995,800 30,999,254
Internet & Direct Marketing Retail 0.3%
a,c,d
Marqeta , Inc. ......................................... United States 1,199,415 11,554,574
IT Services 4.0%
a
Cantaloupe, Inc. ...................................... United States 2,469,265 25,556,893
a
LiveRamp Holdings, Inc. ................................ United States 780,400 38,223,992
a
Paya Holdings, Inc., A .................................. United States 2,365,200 26,395,632
a
Repay Holdings Corp. .................................. United States 1,618,400 36,980,440
a
Shift4 Payments, Inc., A ................................ United States 460,200 45,509,178
172,666,135
Life Sciences Tools & Services 1.9%
a
Akoya Biosciences, Inc. ................................ United States 374,100 8,394,804
a
Berkeley Lights, Inc. ................................... United States 465,900 22,880,349
a
NeoGenomics , Inc. .................................... United States 1,017,300 49,837,527
81,112,680
Machinery 1.8%
Kennametal, Inc. ...................................... United States 1,256,200 50,448,992
a
RBC Bearings, Inc. .................................... United States 136,600 27,242,138
77,691,130
Personal Products 0.8%
a
BellRing Brands, Inc., A ................................. United States 1,261,200 32,526,348
Pharmaceuticals 1.4%
a
EyePoint Pharmaceuticals, Inc. ........................... United States 832,000 8,894,080
a
Reata Pharmaceuticals, Inc., A ........................... United States 236,574 23,988,604
a
Revance Therapeutics, Inc. .............................. United States 971,692 28,295,671
61,178,355
Professional Services 1.6%
ManTech International Corp., A ........................... United States 355,610 30,351,313

Franklin Strategic Series
Statement of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Science Applications International Corp. .................... United States 413,000 $ 36,930,460
67,281,773
Road & Rail 0.2%
a,c,d,e
New Starship Parent, Inc. ............................... United States 750,000 7,500,000
Semiconductors & Semiconductor Equipment 6.0%
a
Allegro MicroSystems , Inc. .............................. Japan 1,012,700 24,993,436
a
Lattice Semiconductor Corp. ............................. United States 1,203,900 60,568,209
a
Onto Innovation, Inc. ................................... United States 857,309 58,742,813
a
Semtech Corp. ....................................... United States 717,500 48,603,450
a
Silicon Laboratories, Inc. ................................ United States 203,100 28,626,945
a
SiTime Corp. ......................................... United States 370,800 34,317,540
a
SkyWater Technology, Inc. .............................. United States 196,500 4,087,200
259,939,593
Software 7.4%
a,c,d
Alkami Technology, Inc. ................................. United States 343,750 15,494,946
a
Alkami Technology, Inc. ................................. United States 139,800 6,667,062
a
Alteryx , Inc., A ........................................ United States 230,200 18,818,850
a
Avalara, Inc. ......................................... United States 200,546 28,419,374
a
Bill.com Holdings, Inc. .................................. United States 135,708 20,984,528
a,b
BTRS Holdings, Inc. ................................... United States 2,373,100 37,494,980
a
Datto Holding Corp. ................................... United States 1,349,000 34,466,950
a
Duck Creek Technologies, Inc. ........................... United States 450,969 18,751,291
a
Envestnet , Inc. ....................................... United States 411,822 30,404,818
a
Paylocity Holding Corp. ................................. United States 204,532 39,523,764
a
Privia Health Group, Inc. ................................ United States 467,600 16,983,232
a
Q2 Holdings, Inc. ..................................... United States 274,400 28,543,088
a
Zendesk , Inc. ........................................ United States 135,314 19,776,141
316,329,024
Specialty Retail 8.1%
b
American Eagle Outfitters, Inc. ........................... United States 2,392,900 82,722,553
a
Boot Barn Holdings, Inc. ................................ United States 625,860 44,148,165
a
Five Below, Inc. ....................................... United States 277,200 55,792,044
Lithia Motors, Inc., A ................................... United States 140,526 54,015,384
a,b
MYT Netherlands Parent BV, ADR ......................... Germany 115,900 3,473,523
a,b
Petco Health & Wellness Co., Inc. ......................... United States 1,779,413 42,029,735
a
RH ................................................ United States 43,400 29,860,068
a
Urban Outfitters, Inc. ................................... United States 963,827 34,601,389
346,642,861
Textiles, Apparel & Luxury Goods 1.0%
Steven Madden Ltd. ................................... United States 1,082,650 44,031,375
Trading Companies & Distributors 2.7%
a
Beacon Roofing Supply, Inc. ............................. United States 1,163,000 65,511,790
a
Univar Solutions, Inc. .................................. United States 2,179,032 50,880,397
116,392,187
Total Common Stocks (Cost $2,467,184,360) ....................................
3,999,331,153

Franklin Strategic Series
Statement of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.4%
Diversified Consumer Services 0.4%
a,c,d
Newsela , Inc., D ...................................... United States 709,046 $ 14,854,244
a
Total Convertible Preferred Stocks (Cost $15,000,010) ...........................
14,854,244
Preferred Stocks 3.6%
Airlines 0.4%
a,c,d,f
Wheels Up Partners LLC, D ............................. United States 4,310,344 19,308,057
a
Auto Components 0.2%
a,c,d
Tula eTechnology , Inc. .................................. United States 361,111 —
a,c,d
Tula eTechnology , Inc., E ............................... United States 3,611,111 8,082,642
8,082,642
Automobiles 1.1%
a,c,d
Proterra , Inc., 144A, 5 .................................. United States 1,787,047 22,971,463
a,c,d
Proterra , Inc., 144A, 6 .................................. United States 1,310,834 16,850,019
a,c,d
Proterra , Inc., 7 ....................................... United States 536,367 6,894,690
46,716,172
Commercial Services & Supplies 0.3%
a,c,d,f
Optoro , Inc., E ....................................... United States 508,130 12,139,766
a
Food & Staples Retailing 0.2%
a,c,d
Sweetgreen , Inc., H ................................... United States 383,435 5,740,733
a,c,d
Sweetgreen , Inc., I .................................... United States 41,641 709,528
a,c,d
Sweetgreen , Inc., J .................................... United States 113,300 1,930,537
8,380,798
Software 0.6%
a,c,d,f
ClearMotion , Inc., D ................................... United States 3,698,772 11,706,569
a,c,d
Smule , Inc., 144A, G ................................... United States 1,542,673 9,982,051
a,c,d
Smule , Inc., 144A, H ................................... United States 352,675 2,692,724
24,381,344
Specialty Retail 0.5%
a,c,d
Rent the Runway, Inc., 144A, F ........................... United States 596,471 12,975,592
a,c,d
Rent the Runway, Inc., G ................................ United States 508,787 8,950,783
21,926,375
Textiles, Apparel & Luxury Goods 0.3%
a,c,d
Allbirds , Inc., E ....................................... United States 1,297,305 15,570,065
a
Total Preferred Stocks (Cost $118,845,199) .....................................
156,505,219
Warrants
Warrants 0.0%
Food & Staples Retailing 0.0%
a,c,d
Sweetgreen , Inc., 1/20/26 ............................... United States 33,990 —
Total Warrants (Cost $—) .....................................................
—
Total Long Term Investments (Cost $2,601,029,569) .............................
4,170,690,616
a

Franklin Strategic Series
Statement of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
Short Term Investments 6.3%
a a
Country Shares
a
Value
a
Money Market Funds 4.8%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 205,154,775 $ 205,154,775
Total Money Market Funds (Cost $205,154,775) .................................
205,154,775
a a a a a
i
Investments from Cash Collateral Received for
Loaned Securities 1.5%
Money Market Funds 1.5%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 64,722,231 64,722,231
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $64,722,231) ...........................................................
64,722,231
Total Short Term Investments (Cost $269,877,006 ) ...............................
269,877,006
a
Total Investments (Cost $2,870,906,575) 103.3% ................................
$4,440,567,622
Other Assets, less Liabilities (3.3)% ...........................................
(140,488,238)
Net Assets 100.0% ...........................................................
$4,300,079,384
See Abbreviations on page 86 .
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2021. See Note 1(d).
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
See Note 8 regarding restricted securities.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
f
See Note 9 regarding holdings of 5% voting securities.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(d) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
0
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $32.15 $37.17 $36.07 $34.35 $31.84
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.24) (0.07) (0.09) (0.15) (0.11)
Net realized and unrealized gains (losses) ........... 21.89 1.24 5.33 4.97 4.73
Total from investment operations .................... 21.65 1.17 5.24 4.82 4.62
Less distributions from:
Net realized gains ............................. (4.14) (6.19) (4.14) (3.10) (2.11)
Net asset value, end of year ....................... $49.66 $32.15 $37.17 $36.07 $34.35
Total return
c
................................... 68.37% 2.97% 17.43% 14.28% 15.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.86% 0.88% 0.88% 1.02% 0.95%
Expenses net of waiver and payments by affiliates
d
...... 0.85% 0.87% 0.87% 1.00% 0.94%
Net investment (loss) ............................ (0.54)% (0.21)% (0.25)% (0.41)% (0.34)%
Supplemental data
Net assets, end of year (000’s) ..................... $4,217,167 $2,515,801 $2,684,131 $2,262,471 $2,303,113
Portfolio turnover rate ............................ 53.69% 52.98% 54.28% 38.35% 35.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.41 $24.98 $25.84 $25.59 $24.40
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.33) (0.22) (0.26) (0.31) (0.27)
Net realized and unrealized gains (losses) ........... 13.04 0.84 3.54 3.66 3.57
Total from investment operations .................... 12.71 0.62 3.28 3.35 3.30
Less distributions from:
Net realized gains ............................. (4.14) (6.19) (4.14) (3.10) (2.11)
Net asset value, end of year ....................... $27.98 $19.41 $24.98 $25.84 $25.59
Total return
c
................................... 67.11% 2.14% 16.68% 13.39% 14.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.61% 1.63% 1.63% 1.77% 1.70%
Expenses net of waiver and payments by affiliates
d
...... 1.60%
e
1.62% 1.62% 1.75% 1.69%
Net investment (loss) ............................ (1.28)% (0.96)% (1.00)% (1.16)% (1.09)%
Supplemental data
Net assets, end of year (000’s) ..................... $198,713 $138,940 $173,334 $334,769 $371,262
Portfolio turnover rate ............................ 53.69% 52.98% 54.28% 38.35% 35.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.45 $33.66 $33.15 $31.87 $29.75
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.30) (0.14) (0.16) (0.22) (0.18)
Net realized and unrealized gains (losses) ........... 19.31 1.12 4.81 4.60 4.41
Total from investment operations .................... 19.01 0.98 4.65 4.38 4.23
Less distributions from:
Net realized gains ............................. (4.14) (6.19) (4.14) (3.10) (2.11)
Net asset value, end of year ....................... $43.32 $28.45 $33.66 $33.15 $31.87
Total return .................................... 67.96% 2.69% 17.17% 14.00% 14.70%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.10% 1.12% 1.12% 1.26% 1.19%
Expenses net of waiver and payments by affiliates
c
...... 1.09% 1.11% 1.11% 1.24% 1.18%
Net investment (loss) ............................ (0.78)% (0.45)% (0.49)% (0.65)% (0.58)%
Supplemental data
Net assets, end of year (000’s) ..................... $60,264 $40,997 $50,721 $70,692 $81,864
Portfolio turnover rate ............................ 53.69% 52.98% 54.28% 38.35% 35.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $37.12 $41.83 $39.91 $37.51 $34.43
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.10) 0.07 0.05 0.05 0.05
Net realized and unrealized gains (losses) ........... 25.36 1.41 6.01 5.45 5.14
Total from investment operations .................... 25.26 1.48 6.06 5.50 5.19
Less distributions from:
Net realized gains ............................. (4.14) (6.19) (4.14) (3.10) (2.11)
Net asset value, end of year ....................... $58.24 $37.12 $41.83 $39.91 $37.51
Total return .................................... 68.95% 3.40% 17.82% 14.90% 15.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.52% 0.52% 0.50% 0.48%
Expenses net of waiver and payments by affiliates
c
...... 0.49% 0.48% 0.49% 0.47% 0.47%
Net investment income (loss) ...................... (0.19)% 0.18% 0.13% 0.12% 0.13%
Supplemental data
Net assets, end of year (000’s) ..................... $648,078 $224,341 $259,053 $275,835 $222,577
Portfolio turnover rate ............................ 53.69% 52.98% 54.28% 38.35% 35.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a
Year Ended April 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $36.30 $41.09 $39.33 $37.11 $34.15
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.14) 0.02 0.01 (0.06) (0.03)
Net realized and unrealized gains (losses) ........... 24.77 1.38 5.89 5.38 5.10
Total from investment operations .................... 24.63 1.40 5.90 5.32 5.07
Less distributions from:
Net realized gains ............................. (4.14) (6.19) (4.14) (3.10) (2.11)
Net asset value, end of year ....................... $56.79 $36.30 $41.09 $39.33 $37.11
Total return .................................... 68.77% 3.26% 17.67% 14.57% 15.28%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.63% 0.63% 0.77% 0.70%
Expenses net of waiver and payments by affiliates
c
...... 0.60% 0.62% 0.62% 0.75% 0.69%
Net investment income (loss) ...................... (0.29)% 0.04% —%
d
(0.16)% (0.09)%
Supplemental data
Net assets, end of year (000’s) ..................... $552,987 $302,329 $355,141 $520,842 $584,840
Portfolio turnover rate ............................ 53.69% 52.98% 54.28% 38.35% 35.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments, April 30, 2021
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.5%
Aerospace & Defense 1.6%
a
Mercury Systems, Inc. .................................. United States 575,300 $ 43,285,572
a
TransDigm Group, Inc. ................................. United States 81,700 50,142,558
93,428,130
Airlines 0.5%
a
Southwest Airlines Co. ................................. United States 470,000 29,506,600
Banks 0.5%
a
SVB Financial Group ................................... United States 51,000 29,163,330
Biotechnology 3.0%
a
Deciphera Pharmaceuticals, Inc. .......................... United States 440,500 20,425,985
a
Global Blood Therapeutics, Inc. ........................... United States 623,800 25,438,564
a
Heron Therapeutics, Inc. ................................ United States 1,274,000 22,269,520
a
Iovance Biotherapeutics , Inc. ............................. United States 913,565 28,722,484
a
Mirati Therapeutics, Inc. ................................ United States 74,700 12,416,634
a
PTC Therapeutics, Inc. ................................. United States 433,000 17,843,930
a
Rocket Pharmaceuticals, Inc. ............................ United States 234,300 10,740,312
a
Seagen , Inc. ......................................... United States 241,600 34,732,416
172,589,845
Capital Markets 5.2%
a,b,c,d
ArcLight Clean Transition Corp. ........................... United States 463,400 7,339,942
Ares Management Corp. ................................ United States 875,000 45,955,000
a,b,c,d
Churchill Capital Corp. IV ............................... United States 728,215 10,923,225
MarketAxess Holdings, Inc. .............................. United States 117,000 57,149,820
MSCI, Inc. ........................................... United States 197,400 95,890,998
a
Soaring Eagle Acquisition Corp. .......................... United States 1,126,700 12,179,627
a,b,c,d
Spartan Acquisition Corp. II, A ............................ United States 963,371 9,633,710
Tradeweb Markets, Inc., A ............................... United States 697,600 56,700,928
295,773,250
Commercial Services & Supplies 1.1%
Republic Services, Inc. ................................. United States 566,000 60,165,800
Construction Materials 0.4%
Martin Marietta Materials, Inc. ............................ United States 60,100 21,222,512
Containers & Packaging 1.2%
Ball Corp. ........................................... United States 733,700 68,703,668
Electronic Equipment, Instruments & Components 1.6%
Cognex Corp. ........................................ United States 167,900 14,459,548
a
Keysight Technologies, Inc. .............................. United States 516,500 74,556,775
89,016,323
Entertainment 2.5%
a
Roku, Inc. ........................................... United States 188,978 64,813,785
a
Spotify Technology SA .................................. United States 79,000 19,917,480
a
Zynga, Inc., A ........................................ United States 5,060,000 54,749,200
139,480,465
Equity Real Estate Investment Trusts (REITs) 2.1%
SBA Communications Corp. ............................. United States 303,400 90,935,048
Terreno Realty Corp. ................................... United States 449,800 29,021,096
119,956,144
Food & Staples Retailing 0.5%
a
Grocery Outlet Holding Corp. ............................ United States 737,400 29,783,586

Franklin Strategic Series
Statement of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 0.7%
a,e
Beyond Meat, Inc. ..................................... United States 85,400 $ 11,245,472
a
Freshpet , Inc. ........................................ United States 160,100 29,589,682
40,835,154
Health Care Equipment & Supplies 7.2%
a
Align Technology, Inc. .................................. United States 75,700 45,081,621
a
DexCom , Inc. ........................................ United States 71,314 27,534,335
a
IDEXX Laboratories, Inc. ................................ United States 217,900 119,624,921
a
Inari Medical, Inc. ..................................... United States 271,500 31,029,735
a
Insulet Corp. ......................................... United States 199,900 59,014,478
a
iRhythm Technologies, Inc. .............................. United States 106,350 8,280,411
a
Penumbra, Inc. ....................................... United States 151,647 46,402,466
Teleflex, Inc. ......................................... United States 170,600 72,075,088
409,043,055
Health Care Providers & Services 1.5%
a
Guardant Health, Inc. .................................. United States 399,900 63,576,102
a
HealthEquity , Inc. ..................................... United States 295,000 22,411,150
85,987,252
Health Care Technology 2.5%
a
American Well Corp., A ................................. United States 833,600 12,829,104
a
Certara , Inc. ......................................... United States 301,400 9,587,534
a
Teladoc Health, Inc. ................................... United States 193,841 33,408,496
a
Veeva Systems, Inc., A ................................. United States 302,000 85,299,900
141,125,034
Hotels, Restaurants & Leisure 3.9%
a
Chipotle Mexican Grill, Inc. .............................. United States 48,900 72,960,267
a
DraftKings , Inc., A ..................................... United States 638,455 36,174,860
a
Expedia Group, Inc. ................................... United States 160,400 28,267,292
a
Vail Resorts, Inc. ...................................... United States 157,100 51,082,636
a
Wynn Resorts Ltd. .................................... United States 264,500 33,961,800
222,446,855
Household Durables 0.7%
a
NVR, Inc. ........................................... United States 8,200 41,148,420
Household Products 1.1%
Church & Dwight Co., Inc. ............................... United States 695,700 59,649,318
Interactive Media & Services 2.0%
a
Bumble, Inc., A ....................................... United States 143,100 8,620,344
a
Match Group, Inc. ..................................... United States 438,859 68,299,626
a
Pinterest, Inc., A ...................................... United States 532,300 35,328,751
112,248,721
Internet & Direct Marketing Retail 1.0%
a,e
ContextLogic , Inc., A ................................... United States 1,062,200 14,732,714
a,b,c
Marqeta , Inc. ......................................... United States 1,070,236 10,310,127
a,e
Wayfair, Inc., A ....................................... United States 100,400 29,675,228
54,718,069
IT Services 7.9%
a
BigCommerce Holdings, Inc., 1 ........................... United States 517,100 30,994,974
a
Black Knight, Inc. ..................................... United States 1,007,500 72,963,150
a
GoDaddy , Inc., A ...................................... United States 669,300 58,108,626
a
MongoDB, Inc. ....................................... United States 184,800 54,970,608

Franklin Strategic Series
Statement of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a,f
Nuvei Corp., 144A, Reg S ............................... Canada 199,800 $ 13,942,044
a
Okta , Inc. ........................................... United States 360,500 97,226,850
a
Twilio , Inc., A ......................................... United States 214,000 78,709,200
a
Wix.com Ltd. ......................................... Israel 125,800 39,989,304
446,904,756
Life Sciences Tools & Services 4.0%
a
10X Genomics, Inc., A .................................. United States 260,000 51,428,000
Bio- Techne Corp. ..................................... United States 169,300 72,374,057
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 761,700 29,637,747
a
Mettler -Toledo International, Inc. .......................... United States 56,100 73,677,252
227,117,056
Machinery 2.1%
Fortive Corp. ......................................... United States 574,500 40,686,090
IDEX Corp. .......................................... United States 220,000 49,324,000
Stanley Black & Decker, Inc. ............................. United States 153,300 31,697,841
121,707,931
Personal Products 0.5%
a
BellRing Brands, Inc., A ................................. United States 1,177,500 30,367,725
Pharmaceuticals 1.3%
a
Horizon Therapeutics plc ................................ United States 560,000 52,987,200
a
Reata Pharmaceuticals, Inc., A ........................... United States 211,200 21,415,680
74,402,880
Professional Services 5.8%
Booz Allen Hamilton Holding Corp. ........................ United States 652,200 54,099,990
a
CoStar Group, Inc. .................................... United States 119,300 101,933,499
TransUnion .......................................... United States 662,900 69,332,711
Verisk Analytics, Inc. ................................... United States 543,500 102,286,700
327,652,900
Road & Rail 1.1%
a,b,c,d
New Starship Parent, Inc. ............................... United States 675,200 6,752,000
Old Dominion Freight Line, Inc. ........................... United States 223,050 57,504,520
64,256,520
Semiconductors & Semiconductor Equipment 6.1%
a
Allegro MicroSystems , Inc. .............................. Japan 983,800 24,280,184
Entegris , Inc. ......................................... United States 282,200 31,770,076
KLA Corp. ........................................... United States 239,000 75,368,650
a
Lattice Semiconductor Corp. ............................. United States 1,182,214 59,477,186
Monolithic Power Systems, Inc. ........................... United States 126,100 45,570,018
a
Semtech Corp. ....................................... United States 525,463 35,594,864
a
SiTime Corp. ......................................... United States 574,114 53,134,251
a
SkyWater Technology, Inc. .............................. United States 261,600 5,441,280
a
SolarEdge Technologies, Inc. ............................ United States 50,200 13,229,708
343,866,217
Software 17.3%
a,b,c
Alkami Technology, Inc. ................................. United States 405,100 18,260,372
a
Alteryx , Inc., A ........................................ United States 472,000 38,586,000
a
ANSYS, Inc. ......................................... United States 255,300 93,352,998
a
AppLovin Corp., A ..................................... United States 174,500 10,122,745
a
Avalara, Inc. ......................................... United States 465,600 65,980,176
a
Bill.com Holdings, Inc. .................................. United States 271,133 41,925,296

Franklin Strategic Series
Statement of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
BTRS Holdings, Inc. ................................... United States 1,118,700 $ 17,675,460
a
Cloudflare , Inc., A ..................................... United States 518,200 43,912,268
a
Coupa Software, Inc. ................................... United States 223,400 60,103,536
a
DocuSign, Inc. ....................................... United States 463,200 103,265,808
a
Duck Creek Technologies, Inc. ........................... United States 331,016 13,763,645
a
HubSpot , Inc. ........................................ United States 134,800 70,965,460
a
Lightspeed POS, Inc. .................................. Canada 630,700 44,029,167
a
Paylocity Holding Corp. ................................. United States 424,700 82,069,028
a
PTC, Inc. ........................................... United States 255,200 33,415,888
a
Q2 Holdings, Inc. ..................................... United States 352,000 36,615,040
a
Synopsys, Inc. ....................................... United States 496,500 122,665,290
a
Zendesk , Inc. ........................................ United States 574,000 83,890,100
980,598,277
Specialty Retail 4.6%
a
Burlington Stores, Inc. .................................. United States 224,600 73,293,718
a
Five Below, Inc. ....................................... United States 320,700 64,547,289
a,e
Petco Health & Wellness Co., Inc. ......................... United States 1,264,100 29,858,042
Tractor Supply Co. .................................... United States 313,100 59,050,660
a
Ulta Beauty, Inc. ...................................... United States 108,200 35,635,670
262,385,379
Textiles, Apparel & Luxury Goods 1.9%
Levi Strauss & Co., A .................................. United States 1,004,600 28,992,756
a
Lululemon Athletica , Inc. ................................ United States 143,400 48,077,718
VF Corp. ............................................ United States 365,700 32,057,262
109,127,736
Trading Companies & Distributors 1.1%
Fastenal Co. ......................................... United States 1,176,400 61,502,192
Total Common Stocks (Cost $3,249,277,065) ....................................
5,365,881,100
Convertible Preferred Stocks 1.1%
Diversified Consumer Services 0.2%
a,b,c
Newsela , Inc., D ...................................... United States 423,782 8,878,072
a
Internet & Direct Marketing Retail 0.4%
a,b,c
Fanatics, Inc., E ...................................... United States 775,014 20,297,196
a,b,c
Fanatics, Inc., F ...................................... United States 18,700 640,982
20,938,178
Software 0.5%
a,b,c
Databricks , Inc., G .................................... United States 75,943 14,072,235
a,b,c
OneTrust LLC, C ...................................... United States 767,526 15,051,415
29,123,650
Total Convertible Preferred Stocks (Cost $51,538,519) ...........................
58,939,900
Preferred Stocks 0.9%
Automobiles 0.3%
a,b,c
Proterra , Inc., 144A, 5 .................................. United States 1,416,913 18,213,603
a
Semiconductors & Semiconductor Equipment 0.2%
a,b,c,g
Phononic Devices, Inc., F ............................... United States 2,970,061 10,389,829
a
Software 0.2%
a,b,c,g
Blaize , Inc., D ........................................ United States 1,294,805 13,521,001
a

Franklin Strategic Series
Statement of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
See Abbreviations on page 86 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Textiles, Apparel & Luxury Goods 0.2%
a,b,c
Allbirds , Inc., E ....................................... United States 772,477 $ 9,271,156
a
Total Preferred Stocks (Cost $37,088,633) ......................................
51,395,589
Warrants
Warrants 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,b,c,g
Phononic Devices, Inc., 12/01/29 ......................... United States 513,050 2,022,312
Software 0.0%
a,b,c,g
Blaize , Inc. Ltd., 2/28/24 ................................ United Kingdom 64,741 —
Total Warrants (Cost $47) .....................................................
2,022,312
Principal
Amount
*
h,i
Senior Floating Rate Interests 0.0%
Semiconductors & Semiconductor Equipment 0.0%
†
b,c,g,j
Phononic , Inc., Advance Term Loan ,
B, 12%, PIK, 7/31/26 ................................. United States 114,327 101,784
D, 12%, PIK, (Prime + 12%), 12/01/25 .................... United States 272,977 242,282
b,c,g
Phononic , Inc., Term Loan ,
j
A, 12%, PIK, 1/17/24 ................................. United States 555,913 506,783
C, 12%, (Prime + 12%), 8/25/24 ......................... United States 110,744 98,759
949,608
a a a a a a
Total Senior Floating Rate Interests (Cost $1,044,561) ...........................
949,608
Total Long Term Investments (Cost $3,338,948,825) .............................
5,479,188,509
a
Short Term Investments 5.3%
a a
Country Shares
a
Value
a
Money Market Funds 3.8%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 213,329,128 213,329,128
Total Money Market Funds (Cost $213,329,128) .................................
213,329,128
a a a a a
m
Investments from Cash Collateral Received for
Loaned Securities 1.5%
Money Market Funds 1.5%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 84,881,180 84,881,180
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $84,881,180) ...........................................................
84,881,180
Total Short Term Investments (Cost $298,210,308 ) ...............................
298,210,308
a
Total Investments (Cost $3,637,159,133) 101.8% ................................
$5,777,398,817
Other Assets, less Liabilities (1.8)% ...........................................
(100,189,248)
Net Assets 100.0% ...........................................................
$5,677,209,569

Franklin Strategic Series
Statement of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
c
See Note 8 regarding restricted securities.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e
A portion or all of the security is on loan at April 30, 2021. See Note 1(d).
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the aggregate value of these securities was $13,942,044, representing 0.2% of net assets.
g
See Note 9 regarding holdings of 5% voting securities.
h
See Note 1(e) regarding senior floating rate interests.
i
The coupon rate shown represents the rate at period end.
j
Income may be received in additional securities and/or cash.
k
See Note 3(f) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
See Note 1(d) regarding securities on loan.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
April 30, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $1,982,757,839 $2,521,029,574 $3,316,883,209
Cost - Non-controlled affiliates (Note 3 f and 9 ) .................. 256,097,450 349,877,001 320,275,924
Value - Unaffiliated issuers (Includes securities loaned of $47,650,572,
$61,245,827 and $80,054,972 respectively) ................... $5,561,961,180 $4,082,536,224 $5,452,305,759
Value - Non-controlled affiliates (Note 3 f and 9 ) ................. 303,794,510 358,031,398 325,093,058
Cash .................................................. — 1,531,049 —
Receivables:
Investment securities sold ................................. — 3,252,291 35,011,362
Capital shares sold ...................................... 2,607,161 6,629,031 12,814,472
Dividends and interest ................................... 894,342 45,657 431,211
Total assets ........................................ 5,869,257,193 4,452,025,650 5,825,655,862
Liabilities:
Payables:
Investment securities purchased ............................ 76,447,045 80,721,000 52,898,898
Capital shares redeemed ................................. 8,080,442 3,528,964 6,373,097
Management fees ....................................... 2,451,787 2,070,693 2,098,480
Distribution fees ........................................ 1,090,702 353,768 1,045,662
Transfer agent fees ...................................... 793,244 504,771 960,294
Payable upon return of securities loaned (Note 1 d ) ................ 50,044,540 64,722,231 84,881,180
Accrued expenses and other liabilities ......................... 89,600 44,839 188,682
Total liabilities ....................................... 138,997,360 151,946,266 148,446,293
Net assets, at value ............................... $5,730,259,833 $4,300,079,384 $5,677,209,569
Net assets consist of:
Paid-in capital ........................................... $1,849,715,418 $2,289,397,971 $2,983,923,649
Total distributable earnings (losses) ........................... 3,880,544,415 2,010,681,413 2,693,285,920
Net assets, at value ............................... $5,730,259,833 $4,300,079,384 $5,677,209,569

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A:
Net assets, at value ..................................... $4,203,693,071 $1,244,591,445 $4,217,166,917
Shares outstanding ...................................... 74,732,505 41,370,484 84,919,348
Net asset value per share
a
................................ $56.25 $30.08 $49.66
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $59.52 $31.83 $52.55
Class C:
Net assets, at value ..................................... $278,803,622 $86,393,833 $198,712,951
Shares outstanding ...................................... 6,354,942 3,828,343 7,101,202
Net asset value and maximum offering price per share
a
........... $43.87 $22.57 $27.98
Class R:
Net assets, at value ..................................... $40,396,466 $79,313,711 $60,264,172
Shares outstanding ...................................... 766,726 2,856,788 1,391,030
Net asset value and maximum offering price per share ........... $52.69 $27.76 $43.32
Class R6:
Net assets, at value ..................................... $563,917,891 $2,149,795,213 $648,078,415
Shares outstanding ...................................... 8,942,974 62,962,532 11,127,473
Net asset value and maximum offering price per share ........... $63.06 $34.14 $58.24
Advisor Class:
Net assets, at value ..................................... $643,448,783 $739,985,182 $552,987,114
Shares outstanding ...................................... 10,376,761 22,133,053 9,737,365
Net asset value and maximum offering price per share ........... $62.01 $33.43 $56.79
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the year ended April 30, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $–, $– and $24,178, respectively)
Unaffiliated issuers ...................................... $19,166,268 $10,939,477 $13,627,001
Non-controlled affiliates (Note 3 f and 9 ) ....................... 1,170 3,523 3,699
Interest:
Unaffiliated issuers ...................................... — — 24,741
Non-controlled affiliates (Note 3 f and 9 ) ....................... — — 74,893
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 1,186,097 635,811 1,035,574
Non-controlled affiliates (Note 3 f ) ........................... 759 1,035 831
Total investment income ................................. 20,354,294 11,579,846 14,766,739
Expenses:
Management fees (Note 3 a ) ................................. 27,079,689 20,650,272 21,261,693
Distribution fees: (Note 3c )
Class A .............................................. 9,263,726 2,496,843 8,887,113
Class C .............................................. 2,613,344 806,599 1,809,627
Class R .............................................. 185,949 357,287 266,304
Transfer agent fees: (Note 3e )
Class A .............................................. 4,244,128 1,600,331 4,795,194
Class C .............................................. 300,441 130,372 245,622
Class R .............................................. 43,515 115,058 73,553
Class R6 ............................................. 125,285 557,169 172,407
Advisor Class .......................................... 652,839 986,479 620,707
Custodian fees (Note 4 ) .................................... 44,108 52,022 37,118
Reports to shareholders .................................... 212,447 161,373 325,504
Registration and filing fees .................................. 187,469 146,866 214,307
Professional fees ......................................... 171,118 219,084 120,355
Trustees' fees and expenses ................................ 61,677 40,575 54,588
Other .................................................. 104,622 70,816 87,387
Total expenses ....................................... 45,290,357 28,391,146 38,971,479
Expense reductions (Note 4 ) ............................. (13,782) (5,942) (230)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (69,067) (276,591) (248,107)
Net expenses ....................................... 45,207,508 28,108,613 38,723,142
Net investment income (loss) .......................... (24,853,214) (16,528,767) (23,956,403)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 562,323,992 795,665,077 979,450,918
Foreign currency transactions .............................. (4,438) — (28,985)
Net realized gain (loss) ................................ 562,319,554 795,665,077 979,421,933
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 1,400,413,797 1,037,568,671 1,262,002,397
Non-controlled affiliates (Note 3 f and 9 ) ..................... 37,802,709 3,753,975 10,153,306
Net change in unrealized appreciation (depreciation) .......... 1,438,216,506 1,041,322,646 1,272,155,703
Net realized and unrealized gain (loss) .......................... 2,000,536,060 1,836,987,723 2,251,577,636
Net increase (decrease) in net assets resulting from operations ........ $1,975,682,846 $1,820,458,956 $2,227,621,233

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
Franklin Growth Opportunities Fund Franklin Small Cap Growth Fund
Year Ended
April 30, 2021
Year Ended
April 30, 2020
Year Ended
April 30, 2021
Year Ended
April 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(24,853,214) $(12,850,118) $(16,528,767) $(7,894,136)
Net realized gain (loss) ............ 562,319,554 133,545,617 795,665,077 17,675,243
Net change in unrealized appreciation
(depreciation) ................. 1,438,216,506 214,046,447 1,041,322,646 (167,481,598)
Net increase (decrease) in net
assets resulting from operations . 1,975,682,846 334,741,946 1,820,458,956 (157,700,491)
Distributions to shareholders:
Class A ........................ (224,148,602) (237,578,955) (104,691,979) (48,340,636)
Class C ........................ (19,547,939) (22,239,105) (10,525,678) (6,520,298)
Class R ........................ (2,400,189) (2,892,923) (8,100,192) (4,473,797)
Class R6 ....................... (26,531,757) (28,916,895) (155,392,084) (64,617,144)
Advisor Class ................... (30,835,998) (38,146,343) (58,222,612) (40,149,307)
Total distributions to shareholders ..... (303,464,485) (329,774,221) (336,932,545) (164,101,182)
Capital share transactions: (Note 2 )
Class A ........................ 101,012,799 62,785,864 134,170,863 68,255,158
Class C ........................ (20,254,399) (22,481,948) (13,257,685) (12,115,565)
Class R ........................ (3,158,368) (5,745,243) (5,585,640) (11,347,524)
Class R6 ....................... 17,769,683 (39,007,657) 287,293,924 198,501,453
Advisor Class ................... (19,471,444) (44,198,935) 41,589,751 (237,802,378)
Total capital share transactions ....... 75,898,271 (48,647,919) 444,211,213 5,491,144
Net increase (decrease) in net
assets ..................... 1,748,116,632 (43,680,194) 1,927,737,624 (316,310,529)
Net assets:
Beginning of year .................. 3,982,143,201 4,025,823,395 2,372,341,760 2,688,652,289
End of year ...................... $5,730,259,833 $3,982,143,201 $4,300,079,384 $2,372,341,760

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
Franklin Small-Mid Cap Growth Fund
Year Ended
April 30, 2021
Year Ended
April 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(23,956,403) $(6,543,509)
Net realized gain (loss) ................................................. 979,421,933 192,334,944
Net change in unrealized appreciation (depreciation) ........................... 1,272,155,703 (99,401,303)
Net increase (decrease) in net assets resulting from operations ................ 2,227,621,233 86,390,132
Distributions to shareholders:
Class A ............................................................. (322,775,473) (425,921,425)
Class C ............................................................. (26,786,941) (36,725,001)
Class R ............................................................. (5,438,863) (8,320,703)
Class R6 ............................................................ (33,885,852) (36,761,924)
Advisor Class ........................................................ (37,430,317) (46,972,961)
Total distributions to shareholders .......................................... (426,317,446) (554,702,014)
Capital share transactions: (Note 2 )
Class A ............................................................. 312,835,788 190,363,531
Class C ............................................................. (1,290,198) (152,558)
Class R ............................................................. (1,603,654) (2,601,164)
Class R6 ............................................................ 275,615,792 (3,283,468)
Advisor Class ........................................................ 67,940,915 (15,986,912)
Total capital share transactions ............................................ 653,498,643 168,339,429
Net increase (decrease) in net assets ................................... 2,454,802,430 (299,972,453)
Net assets:
Beginning of year ....................................................... 3,222,407,139 3,522,379,592
End of year ........................................................... $5,677,209,569 $3,222,407,139

Franklin Strategic Series
59
franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, three of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds offer five classes of shares: Class
A, Class C, Class R, Class R6, and Advisor Class. Class C
shares automatically convert to Class A shares after they
have been held for 10 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into

Franklin Strategic Series
Notes to Financial Statements
60
franklintempleton.com
Annual Report
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
April 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities and
collateral has been pledged and/or received for open TBA
trades.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements
61
franklintempleton.com
Annual Report
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
e. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London InterBank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

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h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended April 30, 2021
Shares sold
a
................................... 9,852,737 $499,219,179 9,833,490 $259,856,939
Shares issued in reinvestment of distributions .......... 4,067,652 210,907,495 3,766,883 100,952,866
Shares redeemed ............................... (12,009,751) (609,113,875) (8,666,706) (226,638,942)
Net increase (decrease) .......................... 1,910,638 $101,012,799 4,933,667 $134,170,863
Year ended April 30, 2020
Shares sold
a
................................... 9,010,676 $350,593,688 9,570,599 $191,507,079
Shares issued in reinvestment of distributions .......... 5,700,998 220,628,503 2,179,464 46,378,986
Shares redeemed ............................... (13,139,219) (508,436,327) (8,559,848) (169,630,907)
Net increase (decrease) .......................... 1,572,455 $62,785,864 3,190,215 $68,255,158
Class C
1. Organization and Significant Accounting Policies
(continued)

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Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class C Shares:
Year ended April 30, 2021
Shares sold ................................... 1,472,577 $59,035,199 563,562 $11,698,529
Shares issued in reinvestment of distributions .......... 479,347 19,437,795 519,218 10,467,435
Shares redeemed
a
.............................. (2,454,585) (98,727,393) (1,764,756) (35,423,649)
Net increase (decrease) .......................... (502,661) $(20,254,399) (681,976) $(13,257,685)
Year ended April 30, 2020
Shares sold ................................... 1,293,129 $40,701,483 568,029 $8,922,309
Shares issued in reinvestment of distributions .......... 702,780 21,772,176 377,981 6,285,830
Shares redeemed
a
.............................. (2,670,750) (84,955,607) (1,712,157) (27,323,704)
Net increase (decrease) .......................... (674,841) $(22,481,948) (766,147) $(12,115,565)
Class R
Class R Shares:
Year ended April 30, 2021
Shares sold ................................... 171,266 $8,043,810 717,438 $17,477,893
Shares issued in reinvestment of distributions .......... 49,285 2,395,755 327,026 8,093,887
Shares redeemed ............................... (286,132) (13,597,933) (1,280,988) (31,157,420)
Net increase (decrease) .......................... (65,581) $(3,158,368) (236,524) $(5,585,640)
Year ended April 30, 2020
Shares sold ................................... 153,696 $5,674,779 629,374 $11,840,906
Shares issued in reinvestment of distributions .......... 77,840 2,841,942 224,509 4,458,744
Shares redeemed ............................... (386,976) (14,261,964) (1,464,103) (27,647,174)
Net increase (decrease) .......................... (155,440) $(5,745,243) (610,220) $(11,347,524)
Class R6
Class R6 Shares:
Year ended April 30, 2021
Shares sold ................................... 1,780,597 $101,176,664 18,333,285 $556,812,453
Shares issued in reinvestment of distributions .......... 330,490 19,184,931 4,628,874 140,578,888
Shares redeemed ............................... (1,883,548) (102,591,912) (13,948,785) (410,097,417)
Net increase (decrease) .......................... 227,539 $17,769,683 9,013,374 $287,293,924
Year ended April 30, 2020
Shares sold ................................... 1,145,175 $48,845,021 19,214,024 $441,200,848
Shares issued in reinvestment of distributions .......... 497,757 21,363,741 2,403,945 57,093,695
Shares redeemed ............................... (2,557,431) (109,216,419) (13,369,234) (299,793,090)
Net increase (decrease) .......................... (914,499) $(39,007,657) 8,248,735 $198,501,453
Advisor Class
2. Shares of Beneficial Interest
(continued)

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Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended April 30, 2021
Shares sold ................................... 1,388,593 $77,802,045 8,029,152 $230,742,875
Shares issued in reinvestment of distributions .......... 529,809 30,257,387 1,670,035 49,683,553
Shares redeemed ............................... (2,340,525) (127,530,876) (8,252,648) (238,836,677)
Net increase (decrease) .......................... (422,123) $(19,471,444) 1,446,539 $41,589,751
Year ended April 30, 2020
Shares sold ................................... 1,896,594 $77,753,071 5,254,643 $114,830,032
Shares issued in reinvestment of distributions .......... 881,490 37,286,998 1,514,761 35,354,523
Shares redeemed ............................... (3,804,471) (159,239,004) (17,129,278) (387,986,933)
Net increase (decrease) .......................... (1,026,387) $(44,198,935) (10,359,874) $(237,802,378)
Franklin Small-Mid Cap Growth
Fund
Shares Amount
Class A
Class A Shares:
Year ended April 30, 2021
Shares sold
a
................................... 13,207,103 $591,860,878
Shares issued in reinvestment of distributions .......... 6,654,125 306,156,283
Shares redeemed ............................... (13,188,883) (585,181,373)
Net increase (decrease) .......................... 6,672,345 $312,835,788
Year ended April 30, 2020
Shares sold
a
................................... 10,129,339 $347,408,925
Shares issued in reinvestment of distributions .......... 12,415,749 403,511,847
Shares redeemed ............................... (16,517,051) (560,557,241)
Net increase (decrease) .......................... 6,028,037 $190,363,531
Class C
Class C Shares:
Year ended April 30, 2021
Shares sold ................................... 1,554,802 $40,817,005
Shares issued in reinvestment of distributions .......... 1,025,860 26,672,329
Shares redeemed
a
.............................. (2,636,417) (68,779,532)
Net increase (decrease) .......................... (55,755) $(1,290,198)
Year ended April 30, 2020
Shares sold ................................... 923,627 $20,355,427
Shares issued in reinvestment of distributions .......... 1,836,941 36,150,992
Shares redeemed
a
.............................. (2,541,653) (56,658,977)
Net increase (decrease) .......................... 218,915 $(152,558)
Class R
2. Shares of Beneficial Interest
(continued)

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Franklin Small-Mid Cap Growth
Fund
Shares Amount
Class R Shares:
Year ended April 30, 2021
Shares sold ................................... 395,867 $15,543,080
Shares issued in reinvestment of distributions .......... 134,671 5,411,097
Shares redeemed ............................... (580,286) (22,557,831)
Net increase (decrease) .......................... (49,748) $(1,603,654)
Year ended April 30, 2020
Shares sold ................................... 266,016 $8,098,504
Shares issued in reinvestment of distributions .......... 285,909 8,231,336
Shares redeemed ............................... (618,220) (18,931,004)
Net increase (decrease) .......................... (66,295) $(2,601,164)
Class R6
Class R6 Shares:
Year ended April 30, 2021
Shares sold ................................... 6,958,014 $373,028,400
Shares issued in reinvestment of distributions .......... 574,433 30,956,221
Shares redeemed ............................... (2,449,090) (128,368,829)
Net increase (decrease) .......................... 5,083,357 $275,615,792
Year ended April 30, 2020
Shares sold ................................... 1,909,281 $74,347,388
Shares issued in reinvestment of distributions .......... 888,615 33,287,500
Shares redeemed ............................... (2,947,420) (110,918,356)
Net increase (decrease) .......................... (149,524) $(3,283,468)
Advisor Class
Advisor Class Shares:
Year ended April 30, 2021
Shares sold ................................... 2,877,964 $141,845,420
Shares issued in reinvestment of distributions .......... 683,685 35,941,325
Shares redeemed ............................... (2,153,257) (109,845,830)
Net increase (decrease) .......................... 1,408,392 $67,940,915
Year ended April 30, 2020
Shares sold ................................... 1,829,927 $68,814,106
Shares issued in reinvestment of distributions .......... 1,212,081 44,434,905
Shares redeemed ............................... (3,356,267) (129,235,923)
Net increase (decrease) .......................... (314,259) $(15,986,912)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Growth Opportunities Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Franklin Small Cap Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $1.5 billion
0.500% Over $1.5 billion, up to and including $6.5 billion
0.475% Over $6.5 billion, up to and including $11.5 billion
0.450% Over $11.5 billion, up to and including $16.5 billion
0.440% Over $16.5 billion, up to and including $19 billion
0.430% Over $19 billion, up to and including $21.5 billion
0.420% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.650% Over $500 million, up to and including $1 billion
0.600% Over $1 billion, up to and including $1.5 billion
0.550% Over $1.5 billion, up to and including $6.5 billion
0.525% Over $6.5 billion, up to and including $11.5 billion
0.500% Over $11.5 billion, up to and including $16.5 billion
0.490% Over $16.5 billion, up to and including $19 billion
0.480% Over $19 billion, up to and including $21.5 billion
0.470% In excess of $21.5 billion

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Franklin Small-Mid Cap Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2021, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Fund’s average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Gross effective investment management fee rate ........ 0.534% 0.599% 0.454%
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Reimbursement Plans:
Class A ............................... 0.35% 0.35% 0.25%
Compensation Plans:
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

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For Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended April 30, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies . As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended April 30, 2021, investments in affiliated management investment companies were as follows:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $506,747 $223,149 $545,013
CDSC retained ........................... $30,346 $12,819 $21,825
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Transfer agent fees ........................ $2,462,338 $1,653,159 $2,261,963
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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g. Waiver and Expense Reimbursements
For Franklin Growth Opportunities Fund, Franklin Small Cap Growth Fund and Franklin Small-Mid Cap Growth Fund, Investor
Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed
0.03% based on the average net assets of the class until August 31, 2021.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $47,687,960 $793,857,593 $(766,873,489) $— $— $74,672,064 74,672,064 $1,170
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $9,585,975 $787,498,892 $(747,040,327) $ — $ — $50,044,540 50,044,540 $759
Total Affiliated Securities .... $57,273,935 $1,581,356,485 $(1,513,913,816) $— $— $124,716,604 $1,929
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $74,538,382 $913,328,818 $(782,712,425) $— $— $205,154,775 205,154,775 $3,523
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $34,288,350 $693,196,342 $(662,762,461) — — $64,722,231 64,722,231 $1,035
Total Affiliated Securities .... $108,826,732 $1,606,525,160 $(1,445,474,886) $— $— $269,877,006 $4,558
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $52,245,134 $1,217,058,099 $(1,055,974,105) $— $— $213,329,128 213,329,128 $3,699
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $14,660,525 $589,596,009 $(519,375,354) — — $84,881,180 84,881,180 $831
Total Affiliated Securities .... $66,905,659 $1,806,654,108 $(1,575,349,459) $— $— $298,210,308 $4,530
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

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Prior to September 1, 2020, for Franklin Small Cap Growth Fund and Franklin Small-Mid Cap Growth Fund, Investor Services
had contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02%
based on the average net assets of the class.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses.  During the year ended April 30, 2021, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended April 30, 2021 and 2020, was as follows:
At April 30, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin Growth Opportunities Fund Franklin Small Cap Growth Fund
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $29,626,465 $— $73,106,432 $22,658,947
Long term capital gain .................... 273,838,020 329,774,221 263,826,113 141,442,235
$303,464,485 $329,774,221 $336,932,545 $164,101,182
Franklin Small-Mid Cap Growth Fund
2021 2020
Distributions paid from:
Ordinary income ........................ $37,327,998 $23,014,333
Long term capital gain .................... 388,989,448 531,687,681
$426,317,446 $554,702,014
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
a a a a
Cost of investments ....................... $2,248,565,398 $2,875,719,529 $3,639,030,168
Unrealized appreciation ..................... $3,648,977,174 $1,622,685,791 $2,215,690,131
Unrealized depreciation ..................... (31,786,882) (57,837,698) (77,321,482)
Net unrealized appreciation (depreciation) ....... $3,617,190,292 $1,564,848,093 $2,138,368,649
Distributable earnings:
Undistributed ordinary income ................ $20,782,601 $97,151,885 $124,638,099
Undistributed long term capital gains ........... 242,571,532 287,696,944 422,449,037
Total distributable earnings .................. $263,354,133 $384,848,829 $547,087,136
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2021, were as follows:
At April 30, 2021, in connection with securities lending transactions, Franklin Growth Opportunities Fund, Franklin Small Cap
Growth Fund, and Franklin Small-Mid Cap Growth Fund loaned equity investments and received $50,044,540, $64,722,231 and $84,881,180 of cash collateral, respectively. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At April 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Purchases .............................. $878,099,948 $1,603,734,854 $2,463,539,609
Sales .................................. $1,082,659,531 $1,565,681,885 $2,411,955,253
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund
477,500 ArcLight Clean Transition Corp. ................. 1/28/21 $ 4,775,000 $ 7,563,276
3,500,000 Aspirational Consumer Lifestyle Corp. ............ 2/01/21 35,000,000 35,000,000
255,039 Avidxchange , Inc. ............................ 7/30/20 12,499,971 13,792,310
2,167,003 Churchill Capital Corp. IV ...................... 2/22/21 32,505,045 32,505,045
2,610,594 ClearMotion , Inc., C .......................... 11/06/17 5,499,999 7,703,411
3,698,772 ClearMotion , Inc., D .......................... 12/21/18 10,000,000 11,706,569
5. Income Taxes
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Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund (continued)
642,459 Confluent, Inc., E ............................ 4/13/20 $ 9,616,776 $ 10,233,034
112,760 Databricks , Inc., G ........................... 2/01/21 20,000,005 20,894,425
416,700
a
Dragoneer Growth Opportunities Corp. II .......... 2/02/21 4,167,000 4,167,000
920,577 Fanatics, Inc., E ............................. 8/13/20 15,916,776 24,109,411
109,362 Fanatics, Inc., F ............................. 3/22/21 3,813,453 3,748,614
230,802 Figs, Inc. .................................. 10/23/20 17,756,521 20,963,721
201,294 Gitlab , Inc., E ............................... 9/11/19 3,749,987 8,909,283
415,102 HashiCorp , Inc., E ........................... 3/06/20 12,004,812 19,097,102
1,673,284 Legalzoom.com Inc. .......................... 7/20/18 16,479,338 26,204,625
1,196,245 Marqeta , Inc. ............................... 8/20/20 10,353,396 11,524,036
181,494 Marqeta , Inc., A ............................. 10/09/20 2,212,159 1,748,424
19,136 Marqeta , Inc., B ............................. 10/21/20 234,416 184,347
517,056 OneTrust LLC, C ............................ 4/01/21 10,139,623 10,139,623
509,182 Optoro , Inc., E .............................. 7/24/18 10,020,702 12,164,900
2,362,202 Proterra , Inc., 144A, 5 ........................ 9/21/16 - 1/13/17 11,896,616 30,364,751
596,775 Proterra , Inc., 144A, 6 ........................ 6/07/17 3,306,052 7,671,200
780,667 Proterra , Inc., 7 ............................. 5/21/18 - 9/18/18 5,094,960 10,035,026
289,016 Proterra , Inc., 8 ............................. 8/02/19 1,996,378 3,715,135
23,001 Sweetgreen , Inc., 1/20/26 ...................... 1/21/21 — —
928,488 Sweetgreen , Inc., H .......................... 11/09/18 12,107,484 13,901,189
100,835 Sweetgreen , Inc., I ........................... 9/16/19 1,724,278 1,718,144
76,670 Sweetgreen , Inc., J .......................... 1/21/21 1,311,057 1,306,392
1,753,060 Talkdesk , Inc., C ............................ 7/15/20 11,517,955 28,638,800
805,800 Tanium, Inc., G .............................. 9/14/15 4,000,233 9,206,398
504,854 Tempus Labs, Inc., F ......................... 5/29/19 12,499,983 22,633,975
126,131 Tempus Labs, Inc., G ......................... 2/06/20 4,837,426 5,814,771
5,028,735 Wheels Up Partners LLC, D .................... 5/16/19 - 8/02/19 17,499,998 22,526,068
Total Restricted Securities (Value is 7.68% of Net Assets) ............. $324,537,399 $439,891,005
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund
343,750
b
Alkami Technology, Inc. ....................... 9/24/20 $ 5,500,000 $ 15,494,946
1,297,305 Allbirds , Inc., E .............................. 9/22/20 14,999,998 15,570,065
336,400 ArcLight Clean Transition Corp. ................. 1/28/21 3,364,000 5,328,348
2,000,000 Aspirational Consumer Lifestyle Corp. ............ 2/01/21 20,000,000 20,000,000
3,698,772 ClearMotion , Inc., D .......................... 12/21/18 10,000,000 11,706,569
1,431,280 Legalzoom.com, Inc. ......................... 7/20/18 14,095,961 22,414,698
1,199,415 Marqeta , Inc. ............................... 8/20/20 10,000,003 11,554,574
750,000 New Starship Parent, Inc. ...................... 2/02/21 7,500,000 7,500,000
709,046 Newsela , Inc., D ............................. 1/21/21 15,000,010 14,854,244
508,130 Optoro , Inc., E .............................. 7/24/18 9,999,998 12,139,766
8. Restricted Securities
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Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund (continued)
1,787,047 Proterra , Inc., 144A, 5 ........................ 9/21/16 - 1/13/17 $ 8,999,997 $ 22,971,463
1,310,834 Proterra , Inc., 144A, 6 ........................ 6/17/17 - 1/02/18 7,261,842 16,850,019
536,367 Proterra , Inc., 7 ............................. 5/21/18 3,500,556 6,894,690
596,471 Rent the Runway, Inc., 144A, F ................. 3/21/19 13,333,328 12,975,592
508,787 Rent the Runway, Inc., G ...................... 4/30/20 - 4/30/21 7,500,009 8,950,783
1,542,673 Smule , Inc., 144A, G ......................... 5/31/16 11,099,995 9,982,051
352,675 Smule , Inc., 144A, H ......................... 4/27/17 2,999,995 2,692,724
714,286 Spartan Acquisition Corp. II, A .................. 1/28/21 7,142,860 7,142,860
33,990 Sweetgreen , Inc., 1/20/26 ...................... 1/21/21 — —
383,435 Sweetgreen , Inc., H .......................... 11/09/18 4,999,993 5,740,733
41,641 Sweetgreen , Inc., I ........................... 9/16/19 712,061 709,528
113,300 Sweetgreen , Inc., J .......................... 1/21/21 1,937,430 1,930,537
2,500,000 TPG Pace Governance LLC, A .................. 1/28/21 25,000,000 25,000,000
361,111 Tula eTechnology , Inc. ........................ 11/01/18 — —
3,611,111 Tula eTechnology , Inc., E ...................... 9/08/17 6,500,000 8,082,642
4,310,344 Wheels Up Partners LLC, D .................... 5/16/19 - 8/02/19 14,999,997 19,308,057
Total Restricted Securities (Value is 6.64% of Net Assets) ............. $226,448,033 $285,794,889
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund
405,100 Alkami Technology, Inc. ....................... 9/24/20 $ 6,481,600 $ 18,260,372
772,477 Allbirds , Inc. E .............................. 9/22/20 8,931,711 9,271,156
463,400 ArcLight Clean Transition Corp. ................. 1/28/21 4,634,000 7,339,942
64,741 Blaize , Inc. Ltd., 2/28/24 ....................... 3/01/21 — —
1,294,805 Blaize , Inc., D .............................. 3/02/21 - 3/22/21 13,521,010 13,521,001
728,215 Churchill Capital Corp. IV ...................... 2/22/21 10,923,225 10,923,225
75,943 Databricks , Inc., G ........................... 2/01/21 13,469,850 14,072,235
775,014 Fanatics, Inc., E ............................. 8/13/20 13,399,992 20,297,196
18,700 Fanatics, Inc., F ............................. 3/22/21 652,069 640,982
1,070,236 Marqeta , Inc. ............................... 8/20/20 8,922,986 10,310,127
675,200 New Starship Parent, Inc. ...................... 2/02/21 6,752,000 6,752,000
423,782 Newsela , Inc., D ............................. 1/21/21 8,965,193 8,878,072
767,526 OneTrust LLC, C ............................ 4/01/21 15,051,415 15,051,415
513,050 Phononic Devices, Inc., 12/01/29 ................ 1/17/20 - 11/03/20 47 2,022,312
2,970,061 Phononic Devices, Inc., F ...................... 6/06/19 7,499,998 10,389,829
114,327
Phononic , Inc., Advance Term Loan, B, 12%, PIK,
7/31/26 .................................. 8/25/20 - 4/01/21 111,368 101,784
272,977
Phononic , Inc., Advance Term Loan, D, 12%, PIK,
12/01/25 ................................. 1/15/21 - 4/01/21 272,303 242,282
555,913 Phononic , Inc., Term Loan, A, 12%, PIK, 1/17/24 .... 1/17/20 - 4/01/21 550,441 506,783
8. Restricted Securities
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9. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended April 30, 2021, investments in
“affiliated companies” were as follows:
Principal
Amount*/
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund (continued)
110,744 Phononic , Inc., Term Loan, C, 12%, 8/25/24 ........ 12/03/20 - 4/01/21 $ 110,449 $ 98,759
1,416,913 Proterra Inc., 144A, 5 ......................... 9/21/16 7,135,914 18,213,603
963,371 Spartan Acquisition Corp. II, A .................. 1/28/21 9,633,710 9,633,710
Total Restricted Securities (Value is 3.11% of Net Assets) ............. $137,019,281 $176,526,785
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $11,828,001 as of April 30, 2021.
b
The Fund also invests in unrestricted securities of the issuer, valued at $6,667,062 as of April 30, 2021.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Aspirational Consumer
Lifestyle Corp. ..... $ — $ 35,000,000 $ — $ — $ — $ 35,000,000 3,500,000 $ —
Avidxchange , Inc. .... — 12,499,971 — — 1,292,339 13,792,310 255,039 —
ClearMotion , Inc., C ... 7,675,295 — — — 28,116 7,703,411 2,610,594 —
ClearMotion , Inc., D ... 11,397,363 — — — 309,206 11,706,569 3,698,772 —
HashiCorp , Inc., E .... 12,004,812 — — — 7,092,290 19,097,102 415,102 —
Optoro , Inc., E ....... 13,293,475 — — — (1,128,575) 12,164,900 509,182 —
Talkdesk , Inc., C ..... — 11,517,955 — — 17,120,845 28,638,800 1,753,060 —
Tempus Labs, Inc., F .. 15,849,773 — — — 6,784,202 22,633,975 504,854 —
Tempus Labs, Inc., G .. 4,843,333 — — — 971,438 5,814,771 126,131 —
Wheels Up Partners LLC,
D .............. 17,193,220 — — — 5,332,848 22,526,068 5,028,735 —
Total Affiliated Securities
(Value is 3.1% of Net
Assets) .......... $82,257,271 $59,017,926 $— $ — $ 37,802,709 $179,077,906 $—
8. Restricted Securities
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10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Aspirational Consumer
Lifestyle Corp. ..... $ — $ 20,000,000 $ — $ — $ — $ 20,000,000 2,000,000 $ —
ClearMotion , Inc., D ... 11,397,363 — — — 309,206 11,706,569 3,698,772 —
Optoro , Inc., E ....... 13,266,009 — — — (1,126,243) 12,139,766 508,130 —
TPG Pace Governance
LLC, A .......... — 25,000,000 — — — 25,000,000 2,500,000 —
Wheels Up Partners LLC,
D .............. 14,737,045 — — — 4,571,012 19,308,057 4,310,344 —
Total Affiliated Securities
(Value is 2.1% of Net
Assets) .......... $39,400,417 $45,000,000 $— $ — $ 3,753,975 $88,154,392 $—
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Blaize , Inc. Ltd., 2/28/24 — — — — — — 64,741 —
Blaize , Inc., D ....... — 11,267,510 — — 2,253,491 13,521,001 1,294,805 —
Phononic Devices, Inc.,
12/01/29 ......... 628,432 — — — 1,393,880 2,022,312 513,050 —
Phononic Devices, Inc., F 3,875,755 — — — 6,514,074 10,389,829 2,970,061 —
Interest
Phononic , Inc., Advance
Term Loan, B, 12%, PIK,
7/31/26 .......... — 111,368
a
— — (9,584) 101,784 114,327 7,861
Phononic , Inc., Advance
Term Loan, D, 12%,
PIK, 12/01/25 ...... — 272,303 — — (30,021) 242,282 272,977 7,757
Phononic , Inc., Term Loan,
A, 12%, PIK, 1/17/24 . 394,282 69,345
a
— — 43,156 506,783 555,913 54,770
Phononic , Inc., Term Loan,
C, 12%, 8/25/24 .... — 110,449
a
— — (11,690) 98,759 110,744 4,505
Total Affiliated Securities
(Value is 0.5% of Net
Assets) .......... $4,898,469 $11,830,975 $— $ — $ 10,153,306 $26,882,750 $74,89 3
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
9. Holdings of 5% Voting Securities of Portfolio Companies
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Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended April 30, 2021, the Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2021, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... $ 27,816,815 $ — $ — $ 27,816,815
Automobiles .......................... 56,938,235 — — 56,938,235
Beverages ........................... 77,622,392 — — 77,622,392
Biotechnology ......................... 131,979,032 — — 131,979,032
Capital Markets ........................ 322,545,450 — 79,235,321 401,780,771
Chemicals ........................... 73,205,778 — — 73,205,778
Commercial Services & Supplies ........... 16,866,727 — 26,204,625 43,071,352
Electric Utilities ........................ 26,075,759 — — 26,075,759
Entertainment ......................... 35,628,969 — — 35,628,969
Equity Real Estate Investment Trusts (REITs) . 136,602,176 — — 136,602,176
Food Products ........................ 88,460,911 — — 88,460,911
Health Care Equipment & Supplies ......... 376,732,934 — — 376,732,934
Health Care Providers & Services .......... 131,929,932 — — 131,929,932
Health Care Technology ................. 103,642,203 — — 103,642,203
Hotels, Restaurants & Leisure ............. 121,076,413 — — 121,076,413
Industrial Conglomerates ................ 86,622,750 — — 86,622,750
Interactive Media & Services .............. 223,774,493 — — 223,774,493
Internet & Direct Marketing Retail .......... 509,665,561 — 11,524,036 521,189,597
IT Services ........................... 791,871,555 — — 791,871,555
Life Sciences Tools & Services ............ 32,251,153 39,224,154 — 71,475,307
Media ............................... 40,125,125 — — 40,125,125
Pharmaceuticals ....................... 99,212,273 — — 99,212,273
Professional Services ................... 223,714,768 — — 223,714,768
Road & Rail .......................... 54,059,149 — — 54,059,149
10. Credit Facility
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Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Semiconductors & Semiconductor Equipment . $ 215,450,806 $ — $ — $ 215,450,806
Software ............................. 936,539,434 — 13,792,310 950,331,744
Specialty Retail ........................ 16,793,268 — — 16,793,268
Technology Hardware, Storage & Peripherals . 212,947,321 — — 212,947,321
Textiles, Apparel & Luxury Goods .......... 34,349,376 — 20,963,721 55,313,097
Wireless Telecommunication Services ....... 57,423,169 — — 57,423,169
Convertible Preferred Stocks ............... — — 58,892,073 58,892,073
Preferred Stocks ........................ — — 229,278,919 229,278,919
Warrants .............................. — — —
a
—
Short Term Investments ................... 124,716,604 — — 124,716,604
Total Investments in Securities ........... $5,386,640,531 $39,224,154
b
$439,891,005 $5,865,755,690
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 116,382,401 — — 116,382,401
Airlines .............................. 79,617,336 — — 79,617,336
Banks ............................... 117,662,588 — — 117,662,588
Biotechnology ......................... 422,273,551 — — 422,273,551
Building Products ...................... 43,469,018 — — 43,469,018
Capital Markets ........................ 126,202,626 — 57,471,208 183,673,834
Commercial Services & Supplies ........... 56,359,945 — 22,414,698 78,774,643
Communications Equipment .............. 78,700,029 — — 78,700,029
Construction & Engineering ............... 90,744,157 — — 90,744,157
Consumer Finance ..................... 29,235,912 — — 29,235,912
Diversified Consumer Services ............ 49,878,374 — — 49,878,374
Electronic Equipment, Instruments &
Components ........................ 33,778,252 — — 33,778,252
Equity Real Estate Investment Trusts (REITs) . 73,384,361 — — 73,384,361
Food & Staples Retailing ................. 79,673,418 — — 79,673,418
Food Products ........................ 129,904,244 — — 129,904,244
Health Care Equipment & Supplies ......... 196,777,653 — — 196,777,653
Health Care Providers & Services .......... 153,737,686 — — 153,737,686
Health Care Technology ................. 140,326,397 — — 140,326,397
Hotels, Restaurants & Leisure ............. 155,642,677 — — 155,642,677
Household Durables .................... 119,849,333 — — 119,849,333
Insurance ............................ 30,999,254 — — 30,999,254
Internet & Direct Marketing Retail .......... — — 11,554,574 11,554,574
IT Services ........................... 172,666,135 — — 172,666,135
Life Sciences Tools & Services ............ 81,112,680 — — 81,112,680
Machinery ............................ 77,691,130 — — 77,691,130
Personal Products ..................... 32,526,348 — — 32,526,348
Pharmaceuticals ....................... 61,178,355 — — 61,178,355
Professional Services ................... 67,281,773 — — 67,281,773
Road & Rail .......................... — — 7,500,000 7,500,000
Semiconductors & Semiconductor Equipment . 259,939,593 — — 259,939,593
Software ............................. 300,834,078 — 15,494,946 316,329,024
Specialty Retail ........................ 346,642,861 — — 346,642,861
Textiles, Apparel & Luxury Goods .......... 44,031,375 — — 44,031,375
11. Fair Value Measurements
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Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Trading Companies & Distributors .......... $ 116,392,187 $ — $ — $ 116,392,187
Convertible Preferred Stocks ............... — — 14,854,244 14,854,244
Preferred Stocks ........................ — — 156,505,219
a
156,505,219
Warrants .............................. — — —
a
—
Short Term Investments ................... 269,877,006 — — 269,877,006
Total Investments in Securities ........... $4,154,772,733 $— $285,794,889 $4,440,567,622
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 93,428,130 — — 93,428,130
Airlines .............................. 29,506,600 — — 29,506,600
Banks ............................... 29,163,330 — — 29,163,330
Biotechnology ......................... 172,589,845 — — 172,589,845
Capital Markets ........................ 267,876,373 — 27,896,877 295,773,250
Commercial Services & Supplies ........... 60,165,800 — — 60,165,800
Construction Materials .................. 21,222,512 — — 21,222,512
Containers & Packaging ................. 68,703,668 — — 68,703,668
Electronic Equipment, Instruments &
Components ........................ 89,016,323 — — 89,016,323
Entertainment ......................... 139,480,465 — — 139,480,465
Equity Real Estate Investment Trusts (REITs) . 119,956,144 — — 119,956,144
Food & Staples Retailing ................. 29,783,586 — — 29,783,586
Food Products ........................ 40,835,154 — — 40,835,154
Health Care Equipment & Supplies ......... 409,043,055 — — 409,043,055
Health Care Providers & Services .......... 85,987,252 — — 85,987,252
Health Care Technology ................. 141,125,034 — — 141,125,034
Hotels, Restaurants & Leisure ............. 222,446,855 — — 222,446,855
Household Durables .................... 41,148,420 — — 41,148,420
Household Products .................... 59,649,318 — — 59,649,318
Interactive Media & Services .............. 112,248,721 — — 112,248,721
Internet & Direct Marketing Retail .......... 44,407,942 — 10,310,127 54,718,069
IT Services ........................... 446,904,756 — — 446,904,756
Life Sciences Tools & Services ............ 227,117,056 — — 227,117,056
Machinery ............................ 121,707,931 — — 121,707,931
Personal Products ..................... 30,367,725 — — 30,367,725
Pharmaceuticals ....................... 74,402,880 — — 74,402,880
Professional Services ................... 327,652,900 — — 327,652,900
Road & Rail .......................... 57,504,520 — 6,752,000 64,256,520
Semiconductors & Semiconductor Equipment . 343,866,217 — — 343,866,217
Software ............................. 962,337,905 — 18,260,372 980,598,277
Specialty Retail ........................ 262,385,379 — — 262,385,379
Textiles, Apparel & Luxury Goods .......... 109,127,736 — — 109,127,736
Trading Companies & Distributors .......... 61,502,192 — — 61,502,192
Convertible Preferred Stocks ............... — — 58,939,900 58,939,900
Preferred Stocks ........................ — — 51,395,589 51,395,589
Warrants .............................. — — 2,022,312
a
2,022,312
Senior Floating Rate Interests ............... — — 949,608 949,608
Short Term Investments ................... 298,210,308 — — 298,210,308
Total Investments in Securities ........... $5,600,872,032 $— $176,526,785 $5,777,398,817
a
Includes securities determined to have no value at April 30, 2021.
11. Fair Value Measurements
(continued)

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Notes to Financial Statements
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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At April 30, 2021, the reconciliation is as follows:
b
Includes foreign securities valued at $39,224,154, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
accretion
( amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Capital Markets ..... $ — $ 76,447,045 $ — $ — $ — $ — $ — $ 2,788,276 $ 79,235,321 $ 2,788,276
Commercial Services &
Supplies ........ 20,046,660 — — — — — — 6,157,965 26,204,625 6,157,965
Internet & Direct
Marketing Retail ... — 10,353,396 — — — — — 1,170,640 11,524,036 1,170,640
Software .......... 43,653,245 12,499,971 — — (52,300,561) — — 9,939,655 13,792,310 1,292,339
Textiles, Apparel &
Luxury Goods .... — 17,756,521 — — — — — 3,207,200 20,963,721 3,207,200
Convertible Preferred
Stocks :
Internet & Direct
Marketing Retail ... — 19,730,229 — — — — — 8,127,796 27,858,025 8,127,796
Software .......... — 30,139,628 — — — — — 894,420 31,034,048 894,420
Preferred Stocks :
Airlines .......... 17,193,220 — — — — — — 5,332,848 22,526,068 5,332,848
Automobiles ....... 33,649,056 — — — — — — 18,137,056 51,786,112 18,137,056
Commercial Services &
Supplies ........ 13,293,475 — — — — — — (1,128,575) 12,164,900 (1,128,575)
Food & Staples Retailing 15,056,118 1,311,057 — — — — — 558,550 16,925,725 558,550
Health Care Providers &
Services ........ 20,693,106 — — — — — — 7,755,640 28,448,746 7,755,640
Internet & Direct
Marketing Retail ... — 2,446,575 — — — — — (513,804) 1,932,771 (513,804)
IT Services ........ 12,004,812 — — — — — — 7,092,290 19,097,102 7,092,290
Software .......... 38,260,725 11,517,954 — — — — — 26,618,816 76,397,495 26,618,816
Warrants :
Food & Staples Retailing — —
d
— — — — — — —
d
—
Total Investments in Securities . $213,850,417 $182,202,376 $— $— $(52,300,561) $— $— $96,138,773 $439,891,005 $87,491,457
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Capital Markets ..... — 55,506,860 — — — — — 1,964,348 57,471,208 1,964,348
Commercial Services &
Supplies ........ 17,147,349 — — — — — — 5,267,349 22,414,698 5,267,349
Hotels, Restaurants &
Leisure ......... 60,602,791 — (74,522,452) — — — 47,970,632 (34,050,971) — —
Internet & Direct
Marketing Retail ... — 10,000,003 — — — — — 1,554,571 11,554,574 1,554,571
Road & Rail ....... — 7,500,000 — — — — — — 7,500,000 —
Software .......... — 5,500,000 — — — — — 9,994,946 15,494,946 9,994,946
11. Fair Value Measurements
(continued)

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Notes to Financial Statements
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Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
accretion
(amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Small Cap Growth Fund (continued)
Assets:
Investments in Securities:
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ $ — $ 15,000,010 $ — $ — $ — $ — $ — $ (145,766) $ 14,854,244 $ (145,766)
Preferred Stocks :
Airlines .......... 14,737,045 — — — — — — 4,571,012 19,308,057 4,571,012
Auto Components .... 7,165,798 — — — — — — 916,844 8,082,642 916,844
Automobiles ....... 30,354,762 — — — — — — 16,361,410 46,716,172 16,361,410
Commercial Services &
Supplies ........ 13,266,009 — — — — — — (1,126,243) 12,139,766 (1,126,243)
Food & Staples Retailing 6,217,673 1,937,430 — — — — — 225,695 8,380,798 225,695
Software .......... 23,409,805 — — — — — — 971,539 24,381,344 971,539
Specialty Retail ..... 14,399,688 4,500,002 — — — — — 3,026,685 21,926,375 3,026,685
Textiles, Apparel &
Luxury Goods .... — 14,999,998 — — — — — 570,067 15,570,065 570,067
Warrants :
Food & Staples Retailing — —
d
— — — — — — —
d
—
Hotels, Restaurants &
Leisure ......... 637,467 — — — — — — (637,467) — —
Escrows and Litigation
Trusts ........... —
d
— —
d
— — — — — — —
Total Investments in Securities . $187,938,387 $114,944,303 $(74,522,452) $— $— $— $47,970,632 $9,464,019 $285,794,889 $44,152,457
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Capital Markets ..... — 25,190,935 — — — — — 2,705,942 27,896,877 2,705,942
Hotels, Restaurants &
Leisure ......... 48,788,058 — (42,128,919) — — — 20,809,223 (27,468,362) — —
Internet & Direct
Marketing Retail ... — 8,922,986 — — — — — 1,387,141 10,310,127 1,387,141
Road & Rail ....... — 6,752,000 — — — — — — 6,752,000 —
Software .......... — 6,481,600 — — — — — 11,778,772 18,260,372 11,778,771
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ — 8,965,193 — — — — — (87,121) 8,878,072 (87,121)
Internet & Direct
Marketing Retail ... — 14,052,061 — — — — — 6,886,117 20,938,178 6,886,117
Software .......... — 28,521,265 — — — — — 602,385 29,123,650 602,385
Preferred Stocks :
Automobiles ....... 11,834,651 — — — — — — 6,378,952 18,213,603 6,378,952
Semiconductors &
Semiconductor
Equipment ....... 3,875,755 — — — — — — 6,514,074 10,389,829 6,514,074
Software .......... 23,281,742 13,521,010 — — (27,893,645) — — 4,611,894 13,521,001 (9)
Textiles, Apparel &
Luxury Goods .... — 8,931,711 — — — — — 339,445 9,271,156 339,445
Warrants :
Hotels, Restaurants &
Leisure ......... 140,884 — (1,034,479) — — — 973,870 (80,275) — —
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements
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Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2021, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
accretion
(amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth Fund (continued)
Assets:
Investments in Securities:
Warrants:
Semiconductors &
Semiconductor
Equipment ....... $ 628,432 $ — $ — $ — $ — $ — $ — $ 1,393,880 $ 2,022,312 $ 1,393,880
Software .......... — —
d
— — — — — — —
d
—
Senior Floating Rate
Interests :
Semiconductors &
Semiconductor
Equipment ....... 394,282 556,298 — — — — — (972) 949,608 (972)
Escrows and Litigation
Trusts ........... —
d
— —
d
— — — — — — —
Total Investments in Securities . $88,943,804 $121,895,059 $(43,163,398) $— $(27,893,645) $— $21,783,093 $14,961,872 $176,526,785 $37,898,605
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stock:
Capital Markets
..............
$75,068,321 Market comparables Discount for lack of
marketability
1.4% - 35.6%
(16.3%)
Decrease
c
Commercial Services & Supplies
.
26,204,625 Discounted cash flow Discount for lack of
marketability
5.4% Decrease
Discount rate 11.4% Decrease
d
Long term growth rate 4.0% Increase
d
Internet & Direct Marketing Retail
.
11,524,036 Discounted cash flow Discount for lack of
marketability
6.2% Decrease
c
Discount rate 13.6% Decrease
d
Long term growth rate 5.0% Increase
c
Software
...................
13,792,310 Market comparables EV / EBITDA multiple 18.7x Increase
c
11. Fair Value Measurements
(continued)

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Notes to Financial Statements
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Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Discount for lack of
marketability
7.4% Decrease
c
Textiles, Apparel & Luxury Goods
.
20,963,721 Market comparables EV / EBITDA multiple 20.0x - 28.4x
(24.2x)
Increase
c
Discount for lack of
marketability
7.1% Decrease
c
Convertible Preferred Stocks:
Internet & Direct Marketing Retail 24,109,411 Market comparables EV / EBITDA multiple 35.5x Increase
c
EV / revenue multiple 4.1x Increase
c
Discount for lack of
marketability
12.9% Decrease
c
Software
...................
20,894,425 Market comparables EV / revenue multiple 32.7x - 54x
(43.4x)
Increase
c
Discount for lack of
marketability
11.3% Decrease
c
Preferred Stocks:
Airlines
.....................
22,526,068 Market comparables Discount for lack of
marketability
2.6% Decrease
c
Automobiles
.................
48,070,977 Discounted cash flow Discount for lack of
marketability
12.6% Decrease
c
Commercial Services & Supplies
.
12,164,900 Discounted cash flow Discount for lack of
marketability
9.8% Decrease
c
Discount rate 19.4% Decrease
c
Long term growth rate 5.0% Increase
Market comparable EV / revenue multiple 11.0x – 12.0x
(11.0x)
Increase
Food & Staples Retailing
.......
13,901,189 Discounted cash flow Discount for lack of
marketability
6.8% Decrease
c
Discount rate 18.1% Decrease
Terminal Multiple 32.5x Increase
Market comparables EV / revenue multiple 4.3x Increase
c
Health Care Providers & Services
.
28,448,746 Discounted cash flow Discount for lack of
marketability
5.9% Decrease
IT Services
.................
19,097,102 Market comparables Discount for lack of
marketability
8.7% Decrease
c
EV / revenue multiple 28.7x Increase
c
Software
...................
76,397,496 Discounted cash flow Discount for lack of
marketability
12.8% - 13.8%
(13.1%)
Decrease
c
Discount rate 8.9% - 10.5%
(10.0%)
Decrease
c
Long term growth rate 2.0% Increase
c
Terminal Multiple 34.6x Increase
c
Market comparables EV / revenue multiple 20.1x - 34.3x
(26.7x)
Increase
c
11. Fair Value Measurements
(continued)

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Notes to Financial Statements
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Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Discount for lack of
marketability
9.2% -11.1%
(10.7%)
Decrease
c
All Other Investments….. 26,727,678
e,f
Total $439,891,005
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stock:
Capital Markets
...............
$57,471,208 Market comparables Discount for lack of
marketability
1.4% - 4.0%
(2.7%)
Decrease
c
Commercial Services & Supplies
.
22,414,698 Discounted cash flow Discount for lack of
marketability
5.4% Decrease
Discount rate 11.4% Decrease
d
Long term growth rate 4.0% Increase
d
Internet & Direct Marketing Retail
.
11,554,574 Discounted cash flow Discount for lack of
marketability
6.2% Decrease
c
Discount rate 13.6% Decrease
d
Long term growth rate 5.0% Increase
c
Road & Rail
..................
7,500,000 Market comparables Discount for lack of
marketability
9.6% Decrease
Software
....................
15,494,946 Market comparables Discount for lack of
marketability
5.5% Decrease
Convertible Preferred Stocks:
Diversified Consumer Services
..
14,854,244 Discounted cash flow Discount for lack of
marketability
15.2% Decrease
c
Discount rate 14.8% Decrease
d
Long term growth rate 5.0% Increase
Preferred Stocks:
Airlines
.....................
19,308,057 Market comparables Discount for lack of
marketability
2.6% Decrease
c
Auto Components
............
8,082,642 Market comparables EV / EBITDA multiple 21.4x Increase
c
Discount for lack of
marketability
10.1% Decrease
c
Automobiles
.................
46,716,172 Discounted cash flow Discount for lack of
marketability
12.6% Decrease
c
Commercial Services & Supplies
.
12,139,766 Discounted cash flow Discount for lack of
marketability
9.8% Decrease
c
Discount rate 19.4% Decrease
c
Long term growth rate 5.0% Increase
Market comparable EV / revenue multiple 11.0x – 12.0x
(11.0x)
Increase
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements
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Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Food & Staples Retailing
.......
5,740,733 Discounted cash flow Discount for lack of
marketability
6.8% Decrease
c
Discount rate 18.1% Decrease
Terminal Multiple 32.5x Increase
Market comparables EV / revenue multiple 4.3x Increase
c
Software
...................
21,688,620 Discounted cash flow Discount for lack of
marketability
12.8% Decrease
c
Discount rate 10.5% Decrease
d
Long term growth rate 2.0% Increase
Market comparables Discount for lack of
marketability
8.1% Decrease
c
EV / revenue multiple 3.7x Increase
c
Specialty Retail
..............
21,926,375 Discounted cash flow Discount for lack of
marketability
10.2% Decrease
c
Discount rate 13.4% Decrease
d
Long term growth rate 4.0% Increase
c
Textiles, Apparel & Luxury Goods
.
15,570,065 Market comparables Discount for lack of
marketability
9.3% Decrease
c
EV / revenue multiple 5.2x Increase
c
All Other Investments….. 5,332,789
e,f
Total $285,794,889
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stock:
Capital Markets
...............
$27,896,877 Market comparables Discount for lack of
marketability
2.1% - 35.6%
(15.9%)
Decrease
c
Internet & Direct Marketing Retail
.
10,310,127 Discounted cash flow Discount for lack of
marketability
6.2% Decrease
c
Discount rate 13.6% Decrease
d
Long term growth rate 5.0% Increase
c
Road & Rail
..................
6,752,000 Market comparables Discount for lack of
marketability
9.6% Decrease
Software
....................
18,260,372 Market comparables Discount for lack of
marketability
5.5% Decrease
Convertible Preferred Stocks:
Diversified Consumer Services
..
8,878,072 Discounted cash flow Discount for lack of
marketability
15.2% Decrease
c
Discount rate 14.8% Decrease
d
Long term growth rate 5.0% Increase
Internet & Direct Marketing Retail
.
20,297,196 Market comparables EV / EBITDA multiple 35.5x Increase
c
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements
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12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
EV / revenue multiple 4.1x Increase
c
Discount for lack of
marketability
12.9% Decrease
c
Software
...................
14,072,235 Market comparables EV / revenue multiple 32.7x - 54x
(43.4x)
Increase
c
Discount for lack of
marketability
11.3% Decrease
c
Preferred Stocks:
Automobiles
.................
18,213,603 Discounted cash flow Discount for lack of
marketability
12.6% Decrease
c
Semiconductors & Semiconductor
Equipment
..................
10,389,829 Market comparables Discount for lack of
marketability
11.6% Decrease
c
Textiles, Apparel & Luxury Goods
.
9,271,156 Market comparables Discount for lack of
marketability
9.3% Decrease
c
EV / revenue multiple 5.2x Increase
All Other Investments….. 32,185,318
e,f
Total $176,526,785
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
f
Includes securities determined to have no value at April 30, 2021.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements
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Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipts
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind

Franklin Strategic Series
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Growth Opportunities Fund, Franklin Small
Cap Growth Fund and Franklin Small-Mid Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
Growth Opportunities Fund, Franklin Small Cap Growth Fund and Franklin Small-Mid Cap Growth Fund (three of the funds constituting Franklin Strategic Series, hereafter collectively referred to as the "Funds") as of April 30, 2021, the related statements of operations for the year ended April 30, 2021, the statements of changes in net assets for each of the two years in the period ended April 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
April 30, 2021 and each of the financial highlights for each of the five years in the period ended April 30, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
June 18, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Series
Tax Information (unaudited)
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Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended April 30, 2021:
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)
(A) of the Internal Revenue Code for the fiscal year ended April 30, 2021:
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended April 30, 2021:
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended April 30, 2021:
Distributions, including qualified dividend income, paid during calendar year 2021 will be reported to shareholders on Form
1099-DIV by mid-February 2022. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
Franklin
Growth Opportunities
Fund
Franklin
Small Cap
Growth Fund
Franklin
Small-Mid Cap
Growth Fund
$273,838,020 $275,400,753 $393,945,300
Franklin
Growth Opportunities
Fund
Franklin
Small Cap
Growth Fund
Franklin
Small-Mid Cap
Growth Fund
$34,013,725 $92,024,023 $55,324,230
Franklin
Growth Opportunities
Fund
Franklin
Small Cap
Growth Fund
Franklin
Small-Mid Cap
Growth Fund
54.43% 12.31% 33.93%
Franklin
Growth Opportunities
Fund
Franklin
Small Cap
Growth Fund
Franklin
Small-Mid Cap
Growth Fund
$17,555,614 $8,997,235 $12,783,253

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Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018–
present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal
Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020; previously
(2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at ErNst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Chairman of the
Board and Trustee
since 2013 and Vice
President since
1991
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 42 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 42 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 42 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

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Shareholder Information
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Board Approval of Investment
Management Agreements
FRANKLIN STRATEGIC SERIES
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
(each a Fund)
At a meeting held on April 20, 2021 (Meeting), the Board
of Trustees (Board) of Franklin Strategic Series (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds.
The Board noted management’s continuing efforts and
expenditures in establishing effective business continuity
plans and developing strategies to address areas of
heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund

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business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended January 31,
2021. The Board considered the performance returns for
each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Growth Opportunities Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional multi-cap growth funds. The Board noted that the
Fund’s annualized total return for the one-, three-, five- and
10-year periods was above the median of its Performance
Universe. The Board concluded that the Fund’s performance
was satisfactory.
Franklin Small Cap Growth Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional small-cap growth funds. The Board noted that
the Fund’s annualized total return for the one-, three-,
five- and 10-year periods was above the median of its
Performance Universe. The Board concluded that the Fund’s
performance was satisfactory.
Franklin Small-Mid Cap Growth Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional mid-cap growth funds. The Board noted that the
Fund’s annualized total return for the one-, three-, five- and
10-year periods was above the median of its Performance
Universe. The Board concluded that the Fund’s performance
was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for each Fund and for each of the other funds in each
Fund’s respective Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Franklin Growth Opportunities
Fund included the Fund and 15 other multi-cap growth
funds. The Expense Group for the Franklin Small Cap
Growth Fund included the Fund and 11 other small-cap
growth funds. The Expense Group for the Franklin Small-Mid
Cap Growth Fund included the Fund and 14 other mid-cap
growth funds. The Board noted that the Management Rates
and actual total expense ratios for these Funds were below
the medians and in the first quintile (least expensive) of their respective Expense Groups. The Board concluded that the
Management Rates charged to these Funds are reasonable.

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Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Funds’ Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, each Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

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Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FSS1 A 06/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
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Annual Report and Shareholder Letter
Franklin Strategic
Series
April 30, 2021
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Franklin Biotechnology Discovery Fund Franklin Natural Resources Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended April 30, 2021, the novel
coronavirus (COVID-19) pandemic caused the U.S.
economy to contract in 2020’s first half. For the remainder
of 2020, the economy recovered substantially based
on increased business and residential investment and
consumer spending. U.S. economic growth accelerated
during 2021’s first quarter as the reopening of businesses,
widespread COVID-19 vaccinations and federal assistance
programs boosted consumer spending.
Before the reporting period, the U.S. Federal Reserve (Fed), in its efforts to support U.S. economic activity, lowered the target range for the federal funds rate twice in March 2020
and implemented broad quantitative easing measures to
support credit markets. During the reporting period, the Fed held the target range for its key rate unchanged at 0.00%–
0.25%, but it continued quantitative easing and adjusted its policy in August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
In this environment, U.S. stocks, as measured by the
Standard & Poor’s
®
500 Index, posted a strong positive total
return for the 12-month period.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin Strategic Series’ annual report includes more detail about prevailing conditions and a discussion
about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of April 30,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Annual Report
2
Contents
Annual Report
Economic and Market Overview 3
Franklin Biotechnology Discovery Fund 4
Franklin Natural Resources Fund 11
Financial Highlights and Statements of Investments 18
Financial Statements 34
Notes to Financial Statements 38
Report of Independent Registered
Public Accounting Firm 54
Tax Information 55
Board Members and Officers 56
Shareholder Information 61
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
500 Index (S&P 500
®
), advanced strongly during the 12
months ended April 30, 2021. Equities rose amid the U.S.
recovery from the initial shock of the novel coronavirus
pandemic and related restrictions. The phased economic
reopening of many states, the development of treatments
and vaccines, and several fiscal stimulus measures that
included direct payments to many individuals and programs
designed to help small businesses keep employees on the
payroll, supported stock prices. In November 2020, news
that several vaccines showed high efficacy rates bolstered
investor confidence. Furthermore, the implementation of
mass vaccination programs in early 2021, a significant
decline in the U.S. infection rate and continued economic
opening led U.S. equities to reach all-time price highs in April
2021.
The U.S. economy was severely impacted by the pandemic,
as business closures and restrictions on gatherings
disrupted everyday life. As a result, second-quarter
2020 gross domestic product (GDP) declined at a record
annualized rate, and mass layoffs drove the unemployment
rate to a peak of 14.8% in April.
1
However, economic
conditions improved rapidly thereafter, with the GDP
rebounding at a record annualized pace in 2020’s third
quarter and expanding at a less robust pace in 2020’s fourth quarter and 2021’s first quarter. Notably, the unemployment
rate declined to 6.1% in April 2021, as jobless claims fell and employment openings rose.
1
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also enacted
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended bond purchasing. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.
The combination of stimulus payments, increasing asset
prices and generally rising savings during lockdowns led
to the strengthening of overall household balance sheets.
The higher overall household wealth and pent-up consumer
demand led to stronger consumer spending in 2021’s first
quarter that, along with the shortages of some materials
and supplies, drove many investors’ inflation expectations to increase significantly near period-end.
The foregoing information reflects our analysis and opinions as of April 30, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Bureau of Labor Statistics.

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Annual Report
Franklin Biotechnology Discovery Fund
This annual report for Franklin Biotechnology Discovery
Fund covers the fiscal year ended April 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets
in securities of biotechnology companies and discovery
research firms located in the U.S. and other countries.
Performance Overview
The Fund’s Class A shares posted a +24.26% cumulative
total return for the 12 months under review. In comparison,
the NASDAQ Biotechnology Index
®
, which tracks U.S. and
international-based biotechnology stocks, posted a +25.45%
total return.
1
Also in comparison, the Standard & Poor’s
500 Index (S&P 500), which is a broad measure of the U.S.
stock market, posted a +45.98% total return.
1
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We are research-driven, fundamental investors, pursuing a
growth strategy. As bottom-up investors focusing primarily
on individual securities, we choose companies that have
identifiable drivers of future earnings growth and that
present, in our opinion, the best trade-off between potential earnings growth, business and financial risk, and valuation.
Also, in seeking sustainable growth characteristics, we look for companies that we believe can produce sustainable
earnings growth and cash flow growth or the potential to
generate income. We rely on a team of analysts to help
provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead
to growth in earnings and/or share price. Competitive
advantages, such as a particular product niche,
proven technology, sound financial position and strong
management, are all factors we believe may contribute to
strong growth potential.
Manager’s Discussion
During the 12 months under review, the biotechnology
industry experienced modest amounts of volatility. Please
keep in mind that volatility is not uncommon in the
biotechnology industry, and we seek to take advantage
of short-term volatility by initiating positions or adding to existing holdings in companies we believe are undervalued.
The Fund recovered its losses from pandemic-induced lows
and saw significant absolute returns despite mixed results at the individual stock level. Biotechnology stocks comprised
a large majority of the overall portfolio and provided most of the overall gain, followed by much smaller contributions from the pharmaceuticals and life sciences tools and services
industries.
The biggest contributor to absolute performance in
biotechnology and the Fund as a whole was vaccine
developer Novavax, whose equity value multiplied more
than tenfold during the period. Novavax had two positive
announcements early in the period: first, the initiation of
a Phase 1 and 2 study for COVID-19 vaccine candidate
NVX-CoV2373 in May 2020; and second, the receipt of
hundreds of millions of dollars in funding from the Coalition for Epidemic Preparedness Innovations and the U.S.
Department of Defense. The funding supported clinical trial
development of NVX-CoV2373 and allowed the company
to scale up manufacturing of the vaccine to theoretically
reach more than a billion doses in 2021. By August 2020,
Novavax reported positive first-in-human Phase 1 data.
Consistent with our view that NVX-CoV2373 is a potentially
best-in-class COVID-19 vaccine, the vaccine generated
Portfolio Composition
4/30/21
% of Total
Net Assets
Biotechnology 76.3%
Pharmaceuticals 14.7%
Life Sciences Tools & Services 4.9%
Capital Markets 1.7%
Other 0.2%
Short-Term Investments & Other Net Assets 2.2%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Biotechnology Discovery Fund
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Annual Report
a robust immune response comparable to, if not higher
than, responses from patients with clinically significant
COVID-19 disease. The company occasionally came under
pressure from competitors who obtained emergency use
authorization from the U.S. Food and Drug Adminstration
(FDA) and brought their vaccines to market in record time,
though the need to develop multiple vaccines kept Novavax
in the running as it continued to reveal positive clinical trial results. The stock climbed again in April 2021 after Johnson
& Johnson’s (not a Fund holding) vaccine was temporarily
halted, U.S. President Joe Biden mentioned Novavax’s
vaccine as a likely new tool in fighting the pandemic, and
infections around the world continued to climb.
Other biotechnology holdings that produced considerable
absolute returns included Immunomedics, Fate
Therapeutics, Argenx and Forte Biosciences (purchased
during the period).
Cancer-focused Immunomedics scored a major late-stage
trial breakthrough with its triple-negative breast cancer
(TNBC) drug Trodelvy and subsequent FDA approval.
TNBC is a difficult-to-treat form of breast cancer with
few effective treatment options available, and we believe
Trodelvy’s differentiated efficacy and safety profile will drive its fast uptake in TNBC patients. The company’s share
price rose following Gilead Sciences’ (also a Fund holding)
announcement it would acquire Immunomedics, and we sold
out of our position to realize profits.
Argenx reported impressive clinical trial results for its lead drug candidate for treating generalized myasthenia gravis
patients, a relatively rare immune disorder that weakens
patients by impeding the transmission of signals between
their brains and muscle fibers.
Forte Biosciences continued to make headway in developing
a live topical biotherapeutic, dubbed FB-401, for the
treatment of inflammatory skin diseases. FB-401 has
completed Phase 1 and 2a testing in adult and pediatric
patients with atopic dermatitis, and there is a genuine unmet need for safe and effective therapies for children with the
disease. Forte provided an upbeat second-quarter 2021
update as it successfully concluded its reverse merger
with Tocagen (not a Fund holding) and remained on track
to report Phase 2 clinical trial results of FB-401 in the third quarter.
Absolute contributors in pharmaceuticals included GW
Pharmaceuticals (not held at period-end) and Horizon
Therapeutics (purchased during the period).
Shares of cannabis-based pharmaceutical developer GW
Pharmaceuticals vaulted to new all-time highs after fourth-
quarter 2020 and full-year 2020 financial results showed
a large year-over-year sales increase for Epidiolex, an
epileptic seizure treatment and the company’s only FDA-
approved drug. In addition, Jazz Pharmaceuticals (also a
Fund holding) announced it would buy GW at a significant
premium to the company’s share price at the time the
deal was announced. Jazz, which focuses primarily on
neurological disorders, saw a good business fit and stood to benefit from GW’s emerging pipeline of other cannabinoid-
based treatments for maladies such as multiple sclerosis and muscle spasticity resulting from spinal injuries.
In life sciences tools and services, genomic sequencing
pioneer Illumina lifted absolute performance after reporting better-than-expected fourth-quarter 2020 and first-quarter
2021 financial results, demonstrating strength in the
company’s core business across all regions and reflecting
growth in both clinical and research customers. Perhaps the
biggest question going forward relates to Illumina’s planned acquisition of GRAIL (not a Fund holding), a leading-edge
developer of blood testing for early cancer detection, which was currently under review by the European Commission.
Individual detractors from absolute performance included
Gilead Sciences, Global Blood Therapeutics and Reata
Pharmaceuticals.
Gilead Science’s drug remdesivir was the first to be granted an emergency use authorization by the FDA as a treatment
for COVID-19, but the company’s inability to find sources of revenue to offset the sales declines of its hepatitis C drugs
Top 10 Holdings
4/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Gilead Sciences, Inc. 6.1%
Biotechnology, United States
Amgen, Inc. 5.3%
Biotechnology, United States
Vertex Pharmaceuticals, Inc. 4.6%
Biotechnology, United States
Regeneron Pharmaceuticals, Inc. 4.6%
Biotechnology, United States
Illumina, Inc. 4.1%
Life Sciences Tools & Services, United States
Novavax , Inc. 4.0%
Biotechnology, United States
Horizon Therapeutics plc 3.6%
Pharmaceuticals, United States
Biogen, Inc. 3.1%
Biotechnology, United States
Iovance Biotherapeutics , Inc. 3.0%
Biotechnology, United States
Mirati Therapeutics, Inc. 2.5%
Biotechnology, United States

Franklin Biotechnology Discovery Fund
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Annual Report
eroded investor confidence. Despite numerous attempts
to expand into other high-value therapeutic areas such as
non-alcoholic steatohepatitis, immunology and oncology,
the company’s efforts have yet to take off. Gilead’s core HIV drug franchise has arguably been its saving grace during this turbulent period, though two of its HIV drugs lost their patent protection, putting billions of dollars of annual revenue at risk of generic competition. Gilead could be nearing an inflection point, however, thanks to its acquisition of two major
oncology companies, including the previously mentioned
Immunomedics.
Global Blood Therapeutics reported disappointing sales for
the recently-launched drug Oxbryta, a treatment for sickle
cell anemia. Sales came in below analysts’ consensus
estimates as patients appeared to limit seeking treatment
due to COVID-19-related concerns about entering
medical facilities. The sales miss fueled concerns that
the commercial opportunity in sickle cell disease may be
smaller than previously believed. We believe the weakness
in Oxbryta sales was purely driven by COVID-19, and that
growth in sales will resume once the pandemic is resolved.
Reata Pharmaceuticals, which focuses on oral antioxidative
and anti-inflammatory drugs for orphan renal and
neurological diseases, shed more than one-third of its equity value after receiving mixed feedback from the FDA on their
ability to file two drugs— omaveloxolone and bardoxolone—
for regulatory review. In our view, omaveloxolone still held the potential to be a game-changing drug for Friedreich’s
Ataxia, an inherited disease that causes difficulty walking
among other debilitating symptoms, and we believe it will
eventually receive FDA approval. We view bardoxolone as
the key value driver for the stock, and we continue to expect a positive regulatory outcome for that drug’s first indication in Alport Syndrome, a rare genetic disorder characterized by progressive kidney disease and abnormalities of the inner
ear and the eye.
Thank you for your continued participation in Franklin
Biotechnology Discovery Fund. We look forward to serving
your future investment needs.
Evan McCulloch, CFA
Lead Portfolio Manager
Wendy Lam, Ph.D.
Akiva Felt
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2021
Franklin Biotechnology Discovery Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4 /3 0 /2 1
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +24.26% +17.42%
5-Year +76.85% +10.82%
10-Year +308.18% +14.45%
Advisor
1-Year +24.56% +24.56%
5-Year +79.07% +12.36%
10-Year +319.02% +15.40%
See page 9 for Performance Summary footnotes.

Franklin Biotechnology Discovery Fund
Performance Summary
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Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(5/1/11–4/30/21)
Advisor Class
(5/1/11–4/30/21)

Franklin Biotechnology Discovery Fund
Performance Summary
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund is a nondiversified fund that concentrates in a single sector, which involves risks such as patent considerations, product liability, government regulatory requirements, and regulatory approval for new drugs and medical products. Biotechnol-
ogy companies often are small and/or relatively new. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The NASDAQ Biotechnology Index is a modified capitalization-weighted index designed to measure performance of all NASDAQ stocks in the biotechnology sector. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/20–4/30/21)
Share Class
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $10.3921 $14.4512 $24.8433
C $10.3921 $14.4512 $24.8433
R6 $10.3921 $14.4512 $24.8433
Advisor $10.3921 $14.4512 $24.8433
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.03% 1.05%
Advisor 0.78% 0.80%

Your Fund’s Expenses
Franklin Biotechnology Discovery Fund
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,104.00 $5.06 $1,019.99 $4.86 0.97%
C $1,000 $1,099.90 $8.94 $1,016.28 $8.58 1.72%
R6 $1,000 $1,105.30 $3.36 $1,021.61 $3.22 0.64%
Advisor $1,000 $1,105.80 $3.76 $1,021.22 $3.61 0.72%

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Annual Report
Franklin Natural Resources Fund
This annual report for Franklin Natural Resources Fund
covers the fiscal year ended April 30, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide high total return. Total return
consists of capital appreciation and current dividend and
interest income. Under normal market conditions, the Fund
invests at least 80% of its net assets in equity and debt
securities of companies that own, produce, refine, process,
transport or market natural resources, as well as those that provide related services.
Performance Overview
The Fund’s Class A shares posted a +50.55% cumulative
total return for the 12 months under review. In comparison,
the Standard & Poor’s (S&P
®
) North American Natural
Resources Sector Index, which tracks companies involved
in industries such as mining, energy, timber and forestry
services, and the production of pulp and paper, posted a
+40.59% total return.
1
Also in comparison, the Standard
& Poor’s 500 Index (S&P 500), which is a broad measure
of the U.S. stock market, posted a +45.98% total return.
1
Please note index performance information is provided for
reference and we do not attempt to track any index but
rather undertake investments on the basis of fundamental
research. The Fund’s strategy, which focuses on companies
with higher long-term growth potential, differs from the
natural resources index’s large weighting in income-oriented companies that we believe typically provide more limited
opportunities for growth. This difference may occasionally
lead to wide performance discrepancies, especially in
periods when investors focus on short-term safety and
yield or, conversely, when investors focus more heavily
on companies with stronger growth prospects and greater
commodity price leverage. You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 14 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We are research-driven, fundamental investors, pursuing a
growth strategy. As bottom-up investors focusing primarily
on individual securities, we choose companies that have
identifiable drivers of future earnings growth and that
present, in our opinion, the best trade-off between potential earnings growth, business and financial risk, and valuation.
Also, in seeking sustainable growth characteristics, we look for companies that we believe can produce sustainable
earnings growth and cash flow growth or the potential
to generate income. We rely on a team of analysts to
help provide in-depth industry expertise and use both
qualitative and quantitative analysis to evaluate companies
for distinct and sustainable competitive advantages
likely to lead to growth in earnings and/or share price.
Competitive advantages, such as a particular product niche,
proven technology, sound financial position and strong
management, are all factors we believe may contribute to
strong growth potential.
Sector Overview
Global commodity prices rose during the 12 months ended
April 30, 2021. Energy and industrial metals prices benefited from increased economic activity following the lifting of
the most restrictive lockdowns put in place to contain the
novel coronavirus (COVID-19) pandemic. The development
and distribution of effective vaccines in late 2020 further
cemented these gains. The sustained economic recovery in
China, the world’s largest consumer of many raw materials,
and a resurgent U.S. economy have played an important
role in lifting commodity prices. However, new outbreaks
of COVID-19 in various countries around the world have
periodically dampened demand expectations and prices.
Precious metals also rose in value as many investors sought
perceived safe-haven assets, though gold prices
Geographic Composition
4/30/21
% of Total
Net Assets
North America 78.1%
Europe 7.3%
Latin America & Caribbean 5.1%
Australia & New Zealand 4.5%
Middle East & Africa 2.8%
Short-Term Investments & Other Net Assets 2.2%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Natural Resources Fund
12
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Annual Report
in particular weakened later in the period as stock market
gains and increased economic activity made investors less
interested in perceived safe havens.
Crude oil prices rose significantly during the period after
reaching historically low levels in early 2020. Prices were
supported by increased demand from the recovering
Chinese and U.S. economies, production curtailments by
the Organization of the Petroleum Exporting Countries and
certain non-member countries, and a weak U.S. dollar.
Attacks on oil facilities in Saudi Arabia and shipping delays in the Suez Canal in 2021 further constrained supply and
boosted prices. Gains were held back periodically, including in late 2020 by weakening adherence to production cuts and
renewed COVID-19 lockdowns in Europe and the U.S., and
in April 2021 by renewed COVID-19 outbreaks in Asia and
Brazil.
U.S. natural gas prices rose significantly during the period, though a decline in the second half of the period meant
gains lagged those of oil. Early in the period, prices were
supported by recovering exports of liquified natural gas,
decreased gas drilling in the U.S. and a faster-than-expected recovery in demand from U.S. businesses after the most
restrictive COVID-19-related lockdowns were lifted. Prices
were held in check by relatively cool summer 2020 weather,
which reduced electricity demand for air conditioning,
and declined in late 2020 due to relatively warm autumn
weather, which reduced demand for heating. In 2021, rising
production further suppressed pricing, though increased
demand due to further economic reopenings and severe
snowstorms in Texas somewhat counteracted that effect.
The price of gold rose modestly during the period. Demand
increased in the first half of the period as many investors
sought perceived-safe havens out of fear that equities
would decline due to economic lockdowns and inflationary
pressures from aggressive monetary and fiscal stimulus
measures. COVID-19-related mine closures hampered
production, further supporting prices. Gold declined in the
second half of the period, however, as vaccine development
and continued stock market gains boosted investor optimism
about the U.S. economic outlook and drew attention away
from the precious metal. Silver prices rose significantly
during the period, benefiting from its reputation as a hedge against inflation and its application in infrastructure and
green energy construction, which have received support
from the new U.S. presidential administration. Silver did
decline slightly late in the period as its safe-haven attributes became less attractive to investors due to continued
gains in equity markets and ramped up U.S. economic
activity. Platinum and palladium prices increased as well.
Palladium, a key component in pollution-control devices for
automobiles, benefited from a recovery in car sales in China, the U.S. and elsewhere, as well as supply restrictions due
to mine disruptions. Platinum benefited from its application in renewable energy technology and investor optimism
about the future of that industry. Industrial metal prices also rose significantly during the period. Copper benefited from
decreased supply due to pandemic-related mine closures
in Chile and demand from China and U.S. for construction
and infrastructure projects. Interest in the metal benefited particularly from its expanding application in renewable
energy and electric transportation technologies. Iron ore
prices also rose as a result of decreased supply due to
mine closures, particularly in Brazil, and demand from
China, where a state-backed industrial recovery allowed
steel producers to ramp up output for the country’s large
construction and manufacturing sectors.
Manager’s Discussion
Natural resources equity prices increased during the period.
Energy equities, which make up a majority of the Fund’s
holdings, started the period at relatively low valuations
following the pandemic-related economic shutdowns of
March and April 2020. Following a sharp recovery in April,
the sector continued to rebound until June when virus
second wave concerns and resurgent lockdowns raised
the specter of renewed economic contraction. However, a
significant turning point for energy equities came when oil
Portfolio Composition
4/30/21
% of Total
Net Assets
Oil & Gas Exploration & Production 21.0%
Integrated Oil & Gas 15.5%
Oil & Gas Equipment & Services 9.7%
Gold 8.8%
Copper 7.8%
Diversified Metals & Mining 6.7%
Oil & Gas Refining & Marketing 6.4%
Oil & Gas Storage & Transportation 6.4%
Industrial Gases 2.6%
Investment Banking & Brokerage 2.1%
Fertilizers & Agricultural Chemicals 1.5%
Steel 1.4%
Environmental & Facilities Services 1.2%
Construction Materials 1.1%
Other 5.6%
Short-Term Investments & Other Net Assets 2.2%

Franklin Natural Resources Fund
13
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Annual Report
prices rose in November with the announcement of positive
vaccine trial results, which proved more effective than
expected, and economic reopenings in 2021 sustained these
gains. Mining equities performed well during the period,
benefiting from increased prices—particularly in iron ore
and copper—due to pandemic-related supply curtailments
and demand sparked by current and expected governments’
stimulus spending.
In this environment, overweightings in the diversified metals and mining industry and copper industry contributed to
relative performance. The Fund had larger positions than
typical in both industries as we anticipated a benefit from
government infrastructure spending and the potential for
supply disruptions. In diversified metals and mining, off-
benchmark positions in Australia-based BHP Group, South
Africa-based Anglo American and Australia-based Rio Tinto
contributed. In copper, off-benchmark positions in Chile-
based Antofagasta, Canada-based Lundin Mining (which
has operations in Chile) and Canada-based First Quantum
Minerals (which has operations in Zambia) helped results.
An overweighting and stock selection in oil and gas
equipment and services helped relative results as well.
Although many companies suffered and some filed for
bankruptcy in what was one of the worst downturns in the
history of the industry, the Fund benefited from focusing on larger, more established companies and smaller companies
with strong operational performance and balance sheets.
U.S.-based Liberty Oilfield Services (not part of the index)
was a significant contributor.
Elsewhere, an underweighting in integrated oil and gas giant
Chevron, which initially performed well into the depths of
the downturn due to the company’s financial strength but
lagged in the economic recovery, also contributed to relative performance. An overweighting in WPX Energy, which was
acquired during the period and subsequently merged with
Fund holding Devon Energy, also contributed.
In contrast, stock selection in oil and gas exploration and
production hurt relative performance. U.S.-based natural
gas-focused producer Cabot Oil & Gas and U.S.-based
Diamondback Energy (not held at period-end) detracted from
relative results.
An underweighting in the paper packaging industry hurt
relative results, with the Fund lacking positions in several companies which benefited from increased online ordering
and the subsequent rise in demand for packaging materials.
An underweighting in construction materials, which benefited from increased infrastructure and home construction
spending, also hurt relative performance.
Elsewhere, U.S.-based copper miner Freeport-McMoRan
boosted absolute performance, but our underweighted
position hurt relative results. Overweightings in Canadian
gold miners SSR Mining and Alamos Gold also detracted
from relative results, though the latter did modestly help
absolute returns.
Thank you for your continued participation in Franklin Natural
Resources Fund. We look forward to serving your future
investment needs.
Frederick G. Fromm, CFA
Matthew J. Adams, CFA
Stephen M. Land, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Chevron Corp. 4.0%
Oil, Gas & Consumable Fuels, United States
ConocoPhillips 3.8%
Oil, Gas & Consumable Fuels, United States
Exxon Mobil Corp. 3.5%
Oil, Gas & Consumable Fuels, United States
Devon Energy Corp. 3.5%
Oil, Gas & Consumable Fuels, United States
EOG Resources, Inc. 3.2%
Oil, Gas & Consumable Fuels, United States
Suncor Energy, Inc. 3.1%
Oil, Gas & Consumable Fuels, Canada
Newmont Corp. 3.0%
Metals & Mining, United States
Cabot Oil & Gas Corp. 2.5%
Oil, Gas & Consumable Fuels, United States
Barrick Gold Corp. 2.5%
Metals & Mining, Canada
Freeport-McMoRan, Inc. 2.4%
Metals & Mining, United States

Performance Summary as of April 30, 2021
Franklin Natural Resources Fund
14
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4 /3 0 /2 1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +50.55% +42.29%
5-Year -12.82% -3.80%
10-Year -49.81% -7.19%
Advisor
1-Year +50.95% +50.95%
5-Year -11.71% -2.46%
10-Year -48.42% -6.41%
See page 16 for Performance Summary footnotes.

Franklin Natural Resources Fund
Performance Summary
15
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Annual Report
See page
16
for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(5/1/11–4/30/21)
Advisor Class
(5/1/11–4/30/21)

Franklin Natural Resources Fund
Performance Summary
16
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Investing in a fund concentrating in the natural resources sector involves special risks, includ-
ing increased susceptibility to adverse economic and regulatory developments affecting the sector. Growth stock prices may fall dramatically if the company fails to meet projections of earnings or revenue; their prices may be more volatile than other securities, particularly over the short term. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect perfor-
mance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The S&P North American Natural Resources Index is a modified capitalization-weighted index that includes companies involved in extractive industries (mining), energy and forestry services, producers of pulp and paper, and owners and operators of timber tracts or plantations. The S&P 500 is a market capitaliza-
tion-weighted index of 500 stocks designed to measure total U.S. equity market performance.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/20–4/30/21)
Share Class
Net Investment
Income
A $0.3982
C $0.1981
R6 $0.4862
Advisor $0.4432
Total Annual Operating Expenses
5
Share Class
A 1.17%
Advisor 0.92%

Your Fund’s Expenses
Franklin Natural Resources Fund
17
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,578.50 $7.72 $1,018.81 $6.04 1.21%
C $1,000 $1,572.40 $12.46 $1,015.11 $9.76 1.95%
R6 $1,000 $1,582.50 $4.51 $1,021.30 $3.53 0.70%
Advisor $1,000 $1,581.20 $6.13 $1,020.04 $4.80 0.96%

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
.
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $150.48 $138.85 $146.14 $147.22 $128.19
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.99) (0.69) (0.99) (0.80) (0.79)
Net realized and unrealized gains (losses) ........... 38.85 26.48 (1.75) 3.32 25.75
Total from investment operations .................... 37.86 25.79 (2.74) 2.52 24.96
Less distributions from:
Net investment income .......................... — — — — (1.73)
Net realized gains ............................. (24.84) (14.16) (4.55) (3.60) (4.20)
Total distributions ............................... (24.84) (14.16) (4.55) (3.60) (5.93)
Net asset value, end of year ....................... $163.50 $150.48 $138.85 $146.14 $147.22
Total return
c
................................... 24.26% 18.52% (1.60)% 1.69% 20.02%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 1.03% 1.02% 1.05% 1.04%
Expenses net of waiver and payments by affiliates
d
...... 0.97% 1.01% 1.00% 1.03% 1.02%
Net investment (loss) ............................ (0.58)% (0.49)% (0.67)% (0.53)% (0.58)%
Supplemental data
Net assets, end of year (000’s) ..................... $1,160,451 $960,305 $924,611 $1,081,883 $1,176,687
Portfolio turnover rate ............................ 47.30% 32.92% 28.62% 26.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $143.00 $133.51 $141.75 $143.98 $125.99
Income from investment operations
a
:
Net investment (loss)
b
.......................... (2.16) (1.70) (2.03) (1.90) (1.81)
Net realized and unrealized gains (losses) ........... 36.95 25.35 (1.66) 3.27 25.29
Total from investment operations .................... 34.79 23.65 (3.69) 1.37 23.48
Less distributions from:
Net investment income .......................... — — — — (1.29)
Net realized gains ............................. (24.84) (14.16) (4.55) (3.60) (4.20)
Total distributions ............................... (24.84) (14.16) (4.55) (3.60) (5.49)
Net asset value, end of year ....................... $152.95 $143.00 $133.51 $141.75 $143.98
Total return
c
................................... 23.33% 17.62% (2.33)% 0.93% 19.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.73% 1.78% 1.77% 1.80% 1.79%
Expenses net of waiver and payments by affiliates
d
...... 1.72% 1.76% 1.75% 1.78% 1.77%
Net investment (loss) ............................ (1.32)% (1.24)% (1.42)% (1.28)% (1.33)%
Supplemental data
Net assets, end of year (000’s) ..................... $64,801 $48,363 $46,508 $58,433 $53,935
Portfolio turnover rate ............................ 47.30% 32.92% 28.62% 26.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $156.99 $143.83 $150.65 $151.03 $131.37
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.45) (0.18) (0.46) (0.17) (0.25)
Net realized and unrealized gains (losses) ........... 40.51 27.50 (1.81) 3.39 26.41
Total from investment operations .................... 40.06 27.32 (2.27) 3.22 26.16
Less distributions from:
Net investment income .......................... — — — — (2.30)
Net realized gains ............................. (24.84) (14.16) (4.55) (3.60) (4.20)
Total distributions ............................... (24.84) (14.16) (4.55) (3.60) (6.50)
Net asset value, end of year ....................... $172.21 $156.99 $143.83 $150.65 $151.03
Total return .................................... 24.67% 18.95% (1.24)% 2.11% 20.50%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.71% 0.74% 0.70% 0.65% 0.63%
Expenses net of waiver and payments by affiliates
c
...... 0.64% 0.64% 0.63% 0.61% 0.61%
Net investment (loss) ............................ (0.25)% (0.12)% (0.30)% (0.11)% (0.17)%
Supplemental data
Net assets, end of year (000’s) ..................... $16,721 $9,484 $6,164 $8,307 $8,891
Portfolio turnover rate ............................ 47.30% 32.92% 28.62% 26.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a
Year Ended April 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $155.30 $142.56 $149.54 $150.20 $130.67
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.59) (0.34) (0.63) (0.45) (0.46)
Net realized and unrealized gains (losses) ........... 40.08 27.24 (1.80) 3.39 26.27
Total from investment operations .................... 39.49 26.90 (2.43) 2.94 25.81
Less distributions from:
Net investment income .......................... — — — — (2.08)
Net realized gains ............................. (24.84) (14.16) (4.55) (3.60) (4.20)
Total distributions ............................... (24.84) (14.16) (4.55) (3.60) (6.28)
Net asset value, end of year ....................... $169.95 $155.30 $142.56 $149.54 $150.20
Total return .................................... 24.56% 18.82% (1.36)% 1.94% 20.32%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.73% 0.78% 0.77% 0.80% 0.79%
Expenses net of waiver and payments by affiliates
c
...... 0.72% 0.76% 0.75% 0.78% 0.77%
Net investment (loss) ............................ (0.33)% (0.24)% (0.42)% (0.28)% (0.33)%
Supplemental data
Net assets, end of year (000’s) ..................... $206,375 $159,348 $153,874 $180,219 $159,894
Portfolio turnover rate ............................ 47.30% 32.92% 28.62% 26.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments, April 30, 2021
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report
22
2
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.7%
Biotechnology 75.9%
a
89bio, Inc. ........................................... United States 284,400 $ 7,476,876
a
ACADIA Pharmaceuticals, Inc. ........................... United States 294,600 6,056,976
a
Acceleron Pharma, Inc. ................................. United States 158,700 19,832,739
a
Akouos , Inc. ......................................... United States 157,600 2,241,072
a
Albireo Pharma, Inc. ................................... United States 102,400 3,287,040
a
Alector , Inc. .......................................... United States 846,046 16,497,897
a
ALX Oncology Holdings, Inc. ............................. United States 86,100 5,395,026
Amgen, Inc. ......................................... United States 318,700 76,373,268
a,b
Applied Molecular Transport, Inc. ......................... United States 138,000 7,933,620
a
Applied Therapeutics, Inc. ............................... United States 311,757 5,773,740
a
Arcus Biosciences, Inc. ................................. United States 330,800 11,164,500
a
Arcutis Biotherapeutics , Inc. ............................. United States 125,200 4,194,200
a
Argenx SE, ADR ...................................... Netherlands 51,298 14,707,650
a
Ascendis Pharma A/S, ADR ............................. Denmark 222,800 32,299,316
a
Biogen, Inc. ......................................... United States 169,775 45,385,951
a
BioMarin Pharmaceutical, Inc. ............................ United States 142,456 11,100,171
a
Biomea Fusion, Inc. ................................... United States 77,200 1,308,540
a
Black Diamond Therapeutics, Inc. ......................... United States 127,800 3,404,592
a
Blueprint Medicines Corp. ............................... United States 117,200 11,288,705
a,b
Bolt Biotherapeutics , Inc. ................................ United States 62,500 1,397,500
a
Bridgebio Pharma, Inc. ................................. United States 118,800 6,643,296
a
Cardiff Oncology, Inc. .................................. United States 256,400 2,546,052
a
Codiak Biosciences, Inc. ................................ United States 252,600 5,001,480
a
CRISPR Therapeutics AG ............................... Switzerland 130,614 17,145,700
a
Cullinan Oncology, Inc. ................................. United States 94,700 3,073,962
a
Deciphera Pharmaceuticals, Inc. .......................... United States 678,554 31,464,549
a
Dyne Therapeutics, Inc. ................................ United States 215,539 4,241,807
a,b
Equillium , Inc. ........................................ United States 294,800 1,910,304
a
Fate Therapeutics, Inc. ................................. United States 314,710 27,502,507
a
Forte Biosciences, Inc. ................................. United States 343,464 12,429,962
a,b
Gemini Therapeutics, Inc. ............................... United States 211,300 2,470,097
Gilead Sciences, Inc. .................................. United States 1,388,300 88,115,401
a
Global Blood Therapeutics, Inc. ........................... United States 391,500 15,965,370
a
Harpoon Therapeutics, Inc. .............................. United States 220,200 4,985,328
a
Heron Therapeutics, Inc. ................................ United States 1,739,677 30,409,554
a
Insmed , Inc. ......................................... United States 839,400 28,312,962
a,c,d
Intarcia Therapeutics, Inc., DD ........................... United States 80,195 —
a
Iovance Biotherapeutics , Inc. ............................. United States 1,395,901 43,887,127
a
KalVista Pharmaceuticals, Inc. ........................... United States 366,100 9,141,517
a
Karuna Therapeutics, Inc. ............................... United States 42,300 4,695,723
a
Keros Therapeutics, Inc. ................................ United States 109,951 6,465,119
a
Kezar Life Sciences, Inc. ................................ United States 853,550 4,976,196
a
Kinnate Biopharma, Inc. ................................ United States 72,600 1,947,132
a
Kodiak Sciences, Inc. .................................. United States 77,300 9,340,932
a
Kronos Bio, Inc. ...................................... United States 82,400 2,230,568
a
Krystal Biotech, Inc. ................................... United States 52,100 4,138,824
a
Kura Oncology, Inc. .................................... United States 132,400 3,565,532
a
Legend Biotech Corp., ADR ............................. United States 207,725 6,252,522
a,b
LogicBio Therapeutics, Inc. .............................. United States 661,200 3,649,824
a
Merus NV ........................................... Netherlands 73,200 1,532,808
a
Metacrine , Inc. ....................................... United States 512,819 1,989,738
a
Mirati Therapeutics, Inc. ................................ United States 221,119 36,754,400
a
Moderna , Inc. ........................................ United States 95,500 17,077,310
a
Neurocrine Biosciences, Inc. ............................. United States 215,800 20,390,942
a
Nkarta , Inc. .......................................... United States 238,955 7,610,717
a
Novavax , Inc. ........................................ United States 241,600 57,242,288
a,b
Olema Pharmaceuticals, Inc. ............................. United States 154,500 4,333,725
a
PMV Pharmaceuticals, Inc. .............................. United States 83,100 2,802,963

Franklin Strategic Series
Statement of Investments
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report
23
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Praxis Precision Medicines, Inc. .......................... United States 103,600 $ 3,176,376
a
Prometheus Biosciences, Inc. ............................ United States 207,500 5,098,275
a
Protara Therapeutics, Inc. ............................... United States 145,500 1,628,145
a
PTC Therapeutics, Inc. ................................. United States 799,400 32,943,274
a
Regeneron Pharmaceuticals, Inc. ......................... United States 138,309 66,568,122
a
Reneo Pharmaceuticals, Inc. ............................. United States 194,700 2,803,680
a
Repare Therapeutics, Inc. ............................... Canada 38,100 1,245,870
a
Rocket Pharmaceuticals, Inc. ............................ United States 375,771 17,225,343
a
Sage Therapeutics, Inc. ................................ United States 101,070 7,960,273
a
Scholar Rock Holding Corp. ............................. United States 41,500 1,342,525
a,b
Silverback Therapeutics, Inc. ............................. United States 83,300 2,669,765
a
Sutro Biopharma, Inc. .................................. United States 669,974 13,741,167
a
Taysha Gene Therapies, Inc. ............................. United States 304,256 7,852,853
a,b
Trillium Therapeutics, Inc. ............................... Canada 1,091,800 10,383,018
a
Ultragenyx Pharmaceutical, Inc. .......................... United States 83,996 9,377,313
a
Vertex Pharmaceuticals, Inc. ............................. United States 308,200 67,249,240
a,b
VistaGen Therapeutics, Inc. ............................. United States 4,542,953 11,493,671
a,b
Yumanity Therapeutics, Inc. ............................. United States 90,804 1,520,059
a
Zymeworks , Inc. ...................................... Canada 471,320 15,327,326
1,098,969,912
Capital Markets 1.7%
a,c,d,e
ARYA Sciences Acquisition Corp. ......................... United States 415,600 4,421,039
a
ARYA Sciences Acquisition Corp. III ....................... United States 212,500 2,371,500
a
ARYA Sciences Acquisition Corp. IV, A ...................... United States 162,200 1,789,066
a,c,d
FS Development Corp., A ............................... United States 103,589 1,210,955
a
FS Development Corp. II, A .............................. United States 164,600 1,670,690
a
Health Sciences Acquisitions Corp. 2 ....................... United States 171,600 1,877,304
a
Jiya Acquisition Corp., A ................................ United States 208,800 2,090,088
a
Omega Alpha SPAC, A ................................. United States 294,400 2,923,392
a
Panacea Acquisition Corp. II, A ........................... United States 195,100 1,958,804
a,b
Therapeutics Acquisition Corp., A ......................... United States 429,800 4,306,596
24,619,434
Life Sciences Tools & Services 4.9%
a
Illumina, Inc. ......................................... United States 150,900 59,279,556
Thermo Fisher Scientific, Inc. ............................ United States 26,400 12,414,072
71,693,628
Pharmaceuticals 14.2%
a,b
Angion Biomedica Corp. ................................ United States 256,000 3,617,280
a,b
Athira Pharma, Inc. .................................... United States 779,576 15,342,056
a
EyePoint Pharmaceuticals, Inc. ........................... United States 836,730 8,944,644
a
Horizon Therapeutics plc ................................ United States 545,749 51,638,770
a
Intra-Cellular Therapies, Inc. ............................. United States 456,700 15,724,181
a
Jazz Pharmaceuticals plc ............................... United States 216,200 35,543,280
a
Marinus Pharmaceuticals, Inc. ............................ United States 149,200 2,194,732
a,b
Nuvation Bio, Inc. ..................................... United States 345,800 3,869,502
a
Pliant Therapeutics, Inc. ................................ United States 149,100 4,994,850
a
Reata Pharmaceuticals, Inc., A ........................... United States 199,009 20,179,513
a
Relmada Therapeutics, Inc. .............................. United States 91,266 3,519,217
a
Revance Therapeutics, Inc. .............................. United States 275,500 8,022,560
Royalty Pharma plc, A .................................. United States 150,300 6,613,200
a,b
VYNE Therapeutics, Inc. ................................ United States 720,650 3,560,011

Franklin Strategic Series
Statement of Investments
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report
24
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
a,b
Zogenix , Inc. ......................................... United States 1,144,759 $ 21,624,497
205,388,293
Total Common Stocks (Cost $850,177,635) .....................................
1,400,671,267
Convertible Preferred Stocks 0.3%
Pharmaceuticals 0.3%
a,c,d
Day One Therapeutics Holding Company LLC, B .............. United States 159,440 5,000,000
a
Total Convertible Preferred Stocks (Cost $4,999,991) ............................
5,000,000
Preferred Stocks 0.7%
Biotechnology 0.4%
a,c,d
Amunix Pharmaceuticals, Inc., B .......................... United States 2,333,755 3,846,546
a,c,d
Pipeline Therapeutics, Inc., C ............................ United States 779,505 1,727,957
5,574,503
Health Care Providers & Services 0.1%
a,c,d,f
Artiva Biotherapeutics , Inc., B ............................ United States 189,499 2,084,489
a
Pharmaceuticals 0.2%
a,c,d
United BioPharma , Inc., A ............................... United States 379,473 2,087,102
a
Total Preferred Stocks (Cost $10,385,965) ......................................
9,746,094
Warrants
Warrants 0.0%
†
Pharmaceuticals 0.0%
†
a
Nuvation Bio, Inc., 7/07/27 .............................. United States 115,266 351,561
Total Warrants (Cost $—) .....................................................
351,561
Shares
Escrows and Litigation Trusts 0.1%
a,c
True North Therapeutics, Inc., Escrow Account ............... United States 759,880 851,316
Total Escrows and Litigation Trusts (Cost $1,939,532) ...........................
851,316
Total Long Term Investments (Cost $867,503,123) ...............................
1,416,620,238
a
Short Term Investments 6.3%
a a
Country Shares
a
Value
a
Money Market Funds 4.3%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 62,712,992 62,712,992
Total Money Market Funds (Cost $62,712,992) ..................................
62,712,992

Franklin Strategic Series
Statement of Investments
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report
25
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
i
Investments from Cash Collateral Received for
Loaned Securities 2.0%
Money Market Funds 2.0%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 28,782,225 $ 28,782,225
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $28,782,225) ...........................................................
28,782,225
Total Short Term Investments (Cost $91,495,217 ) ................................
91,495,217
a
Total Investments (Cost $958,998,340) 104.1% ..................................
$1,508,115,455
Other Assets, less Liabilities (4.1)% ...........................................
(59,767,742)
Net Assets 100.0% ...........................................................
$1,448,347,713
See Abbreviations on page 53 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2021. See Note 1(d).
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 9 regarding restricted securities.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
f
See Note 10 regarding holdings of 5% voting securities.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(d) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.60 $23.58 $27.96 $25.11 $25.02
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.34 0.31 0.39
c
0.20
Net realized and unrealized gains (losses) ........... 6.54 (9.96) (4.20) 2.77 0.17
Total from investment operations .................... 6.82 (9.62) (3.89) 3.16 0.37
Less distributions from:
Net investment income .......................... (0.40) (0.36) (0.49) (0.31) (0.28)
Net asset value, end of year ....................... $20.02 $13.60 $23.58 $27.96 $25.11
Total return
d
................................... 50.55% (41.30)% (13.69)% 12.74% 1.37%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.24% 1.17% 1.03% 1.13% 1.06%
Expenses net of waiver and payments by affiliates
e
...... 1.24%
f
1.17%
f
1.03%
f
1.13%
f
1.05%
Net investment income ........................... 1.71% 1.75% 1.21% 1.56%
c
0.79%
Supplemental data
Net assets, end of year (000’s) ..................... $176,127 $123,467 $247,362 $344,695 $398,703
Portfolio turnover rate ............................ 49.23% 25.60% 29.83% 29.98% 29.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.91%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.25 $22.82 $27.17 $24.28 $24.25
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.19 0.11 0.20
c
0.01
Net realized and unrealized gains (losses) ........... 6.38 (9.70) (4.07) 2.69 0.15
Total from investment operations .................... 6.53 (9.51) (3.96) 2.89 0.16
Less distributions from:
Net investment income .......................... (0.20) (0.06) (0.39) — (0.13)
Net asset value, end of year ....................... $19.58 $13.25 $22.82 $27.17 $24.28
Total return
d
................................... 49.42% (41.71)% (14.37)% 11.90% 0.63%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.99% 1.92% 1.78% 1.88% 1.81%
Expenses net of waiver and payments by affiliates
e
...... 1.99%
f
1.92%
f
1.78%
f
1.88%
f
1.80%
Net investment income ........................... 0.93% 1.00% 0.46% 0.81%
c
0.04%
Supplemental data
Net assets, end of year (000’s) ..................... $27,753 $23,391 $49,620 $83,814 $96,835
Portfolio turnover rate ............................ 49.23% 25.60% 29.83% 29.98% 29.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.16%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a
Year Ended April 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.63 $25.22 $29.79 $26.87 $26.73
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.54 0.45 0.57
c
0.47
Net realized and unrealized gains (losses) ........... 7.05 (10.76) (4.49) 2.95 0.04
Total from investment operations .................... 7.44 (10.22) (4.04) 3.52 0.51
Less distributions from:
Net investment income .......................... (0.49) (0.37) (0.53) (0.60) (0.37)
Net asset value, end of year ....................... $21.58 $14.63 $25.22 $29.79 $26.87
Total return .................................... 51.43% (41.02)% (13.31)% 13.37% 1.89%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.89% 0.72% 0.62% 0.64% 0.83%
Expenses net of waiver and payments by affiliates
d
...... 0.72% 0.66% 0.59% 0.57% 0.54%
Net investment income ........................... 2.22% 2.26% 1.65% 2.12%
c
1.30%
Supplemental data
Net assets, end of year (000’s) ..................... $1,722 $839 $15,627 $15,866 $218
Portfolio turnover rate ............................ 49.23% 25.60% 29.83% 29.98% 29.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.47%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
In
a
Year Ended April 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.54 $25.20 $29.80 $26.81 $26.71
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.41 0.40 0.49
c
0.29
Net realized and unrealized gains (losses) ........... 7.01 (10.64) (4.49) 2.95 0.17
Total from investment operations .................... 7.34 (10.23) (4.09) 3.44 0.46
Less distributions from:
Net investment income .......................... (0.44) (0.43) (0.51) (0.45) (0.36)
Net asset value, end of year ....................... $21.44 $14.54 $25.20 $29.80 $26.81
Total return .................................... 50.95% (41.15)% (13.50)% 13.04% 1.64%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 0.92% 0.78% 0.88% 0.81%
Expenses net of waiver and payments by affiliates
d
...... 1.00%
e
0.92%
e
0.78%
e
0.88%
e
0.80%
Net investment income ........................... 1.93% 2.00% 1.46% 1.81%
c
1.04%
Supplemental data
Net assets, end of year (000’s) ..................... $39,562 $28,334 $62,639 $78,443 $94,070
Portfolio turnover rate ............................ 49.23% 25.60% 29.83% 29.98% 29.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.16%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments, April 30, 2021
Franklin Natural Resources Fund
franklintempleton.com
Annual Report
30
a a
Country Shares a Value
a
Common Stocks 97.2%
Agricultural Products 1.0%
Bunge Ltd. .......................................... United States 15,700 $ 1,325,394
a
Darling Ingredients, Inc. ................................ United States 15,000 1,041,750
2,367,144
Construction Materials 1.1%
Martin Marietta Materials, Inc. ............................ United States 7,400 2,613,088
Copper 7.8%
Antofagasta plc ....................................... Chile 208,500 5,371,183
a
ERO Copper Corp. .................................... Canada 62,700 1,237,933
First Quantum Minerals Ltd. ............................. Zambia 111,800 2,576,607
Freeport-McMoRan, Inc. ................................ United States 157,600 5,943,096
a
Imperial Metals Corp. .................................. Canada 111,600 450,304
Lundin Mining Corp. ................................... Chile 310,800 3,754,631
19,333,754
Diversified Chemicals 0.8%
Huntsman Corp. ...................................... United States 66,500 1,906,555
Diversified Metals & Mining 6.7%
Anglo American plc .................................... South Africa 102,600 4,350,444
BHP Group plc, ADR ................................... Australia 94,400 5,711,200
a
Glencore plc ......................................... Australia 569,200 2,318,677
Rio Tinto plc, ADR ..................................... Australia 31,500 2,679,390
Teck Resources Ltd., B ................................. Canada 69,100 1,462,847
16,522,558
Electrical Components & Equipment 0.4%
a
Shoals Technologies Group, Inc., A ........................ United States 28,200 904,374
a
Environmental & Facilities Services 1.2%
a,b,c,d
Li-Cycle Holdings Corp. ................................. Canada 173,800 1,738,000
a
US Ecology, Inc. ...................................... United States 29,300 1,244,078
2,982,078
Fertilizers & Agricultural Chemicals 1.5%
Corteva , Inc. ......................................... United States 39,600 1,930,896
Nutrien Ltd. .......................................... Canada 30,500 1,683,295
3,614,191
Food Distributors 0.6%
a
Performance Food Group Co. ............................ United States 22,900 1,344,230
a
Gold 8.8%
Agnico Eagle Mines Ltd. ................................ Canada 35,200 2,199,767
Alamos Gold, Inc., A ................................... Canada 270,000 2,163,514
B2Gold Corp. ........................................ Canada 309,500 1,490,535
Barrick Gold Corp. .................................... Canada 282,891 6,011,434
Newcrest Mining Ltd. ................................... Australia 26,800 547,811
Newmont Corp. ....................................... United States 117,615 7,340,352
SSR Mining, Inc. ...................................... Canada 103,900 1,647,854
21,401,267
Heavy Electrical Equipment 0.5%
a
TPI Composites, Inc. ................................... United States 22,900 1,217,135
a
Industrial Gases 2.6%
Air Products and Chemicals, Inc. .......................... United States 11,400 3,288,672

Franklin Strategic Series
Statement of Investments
Franklin Natural Resources Fund
franklintempleton.com
Annual Report
31
a a
Country Shares a Value
a
Common Stocks
(continued)
Industrial Gases (continued)
Linde plc ............................................ United Kingdom 11,600 $ 3,315,744
6,604,416
Integrated Oil & Gas 15.4%
Chevron Corp. ....................................... United States 95,200 9,812,264
Exxon Mobil Corp. ..................................... United States 150,800 8,631,792
Occidental Petroleum Corp. ............................. United States 121,200 3,073,632
Royal Dutch Shell plc, ADR, A ............................ Netherlands 114,021 4,332,798
Suncor Energy, Inc. .................................... Canada 359,500 7,688,635
TOTAL SE, ADR ...................................... France 91,210 4,038,779
37,577,900
Investment Banking & Brokerage 2.1%
a,b,c
Alussa Energy Acquisition Corp. .......................... United States 138,200 1,382,000
a,b,c,d
ArcLight Clean Transition Corp. ........................... United States 18,500 293,028
a
ArcLight Clean Transition Corp., A ......................... United States 44,500 720,010
a,b,c,d
Churchill Capital Corp. IV ............................... United States 141,414 2,121,210
a,b,c,d
Spartan Acquisition Corp. II, A ............................ United States 74,343 743,430
5,259,678
Oil & Gas Drilling 0.8%
Helmerich & Payne, Inc. ................................ United States 36,000 922,680
Patterson-UTI Energy, Inc. .............................. United States 152,600 1,031,576
1,954,256
Oil & Gas Equipment & Services 9.2%
Baker Hughes Co. ..................................... United States 160,000 3,212,800
Cactus, Inc., A ........................................ United States 29,100 867,471
a
ChampionX Corp. ..................................... United States 89,600 1,882,496
Halliburton Co. ....................................... United States 132,335 2,588,472
a
Liberty Oilfield Services, Inc., A ........................... United States 118,900 1,391,130
a
NexTier Oilfield Solutions, Inc. ............................ United States 289,122 1,037,948
a
Nine Energy Service, Inc. ............................... United States 316,583 623,668
a
Oceaneering International, Inc. ........................... United States 77,900 837,425
a
Oil States International, Inc. ............................. United States 135,166 758,281
a
Ranger Energy Services, Inc. ............................ United States 169,957 973,854
Schlumberger NV ..................................... United States 155,547 4,207,546
a
Schoeller-Bleckmann Oilfield Equipment AG ................. Austria 27,200 1,162,334
a
Select Energy Services, Inc., A ........................... United States 193,119 932,765
a,e
Technip Energies NV ................................... France 40,899 582,453
a
TechnipFMC plc ...................................... United Kingdom 216,100 1,599,140
22,657,783
Oil & Gas Exploration & Production 21.0%
Aker BP ASA ......................................... Norway 52,300 1,489,483
Cabot Oil & Gas Corp. ................................. United States 373,316 6,223,177
Cairn Energy plc ...................................... United Kingdom 592,328 1,389,101
Canadian Natural Resources Ltd. ......................... Canada 172,600 5,238,727
ConocoPhillips ....................................... United States 181,591 9,286,564
Devon Energy Corp. ................................... United States 368,282 8,610,433
EOG Resources, Inc. .................................. United States 107,300 7,901,572
a
EQT Corp. .......................................... United States 108,500 2,072,350
Hess Corp. .......................................... United States 53,300 3,971,383
Pioneer Natural Resources Co. ........................... United States 37,301 5,738,013
51,920,803

Franklin Strategic Series
Statement of Investments
Franklin Natural Resources Fund
franklintempleton.com
Annual Report
32
a a
Country Shares a Value
a
Common Stocks
(continued)
Oil & Gas Refining & Marketing 6.4%
Marathon Petroleum Corp. .............................. United States 93,800 $ 5,219,970
New Fortress Energy, Inc. ............................... United States 18,100 769,612
Phillips 66 ........................................... United States 62,900 5,089,239
Valero Energy Corp. ................................... United States 61,900 4,578,124
15,656,945
Oil & Gas Storage & Transportation 6.4%
Enbridge, Inc. ........................................ Canada 64,847 2,501,149
Kinder Morgan, Inc. .................................... United States 98,100 1,672,605
Targa Resources Corp. ................................. United States 69,500 2,410,955
TC Energy Corp. ...................................... Canada 77,900 3,853,713
Williams Cos., Inc. (The) ................................ United States 207,500 5,054,700
15,493,122
Paper Packaging 0.4%
Packaging Corp. of America ............................. United States 7,200 1,063,080
Semiconductor Equipment 0.3%
a
SolarEdge Technologies, Inc. ............................ United States 2,400 632,496
a
Steel 1.4%
Vale SA, ADR ........................................ Brazil 168,500 3,390,220
Trading Companies & Distributors 0.8%
a
Univar Solutions, Inc. .................................. United States 85,700 2,001,095
a
Total Common Stocks (Cost $172,125,323) .....................................
238,418,168
Warrants
a a a a a
Warrants 0.1%
Integrated Oil & Gas 0.1%
a
Occidental Petroleum Corp. , 8/03/27 ....................... United States 17,900 192,962
Total Warrants (Cost $88,605) .................................................
192,962
Principal
Amount
*
Convertible Bonds 0.5%
Oil & Gas Equipment & Services 0.5%
f
Oil States International, Inc., Senior Note, 144A, 4.75%, 4/01/26 .. United States 1,200,000 1,097,415
Total Convertible Bonds (Cost $1,200,000) .....................................
1,097,415
Total Long Term Investments (Cost $173,413,928) ...............................
239,708,545
a
Short Term Investments 4.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.7%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 11,479,563 11,479,563
Total Money Market Funds (Cost $11,479,563) ..................................
11,479,563

Franklin Strategic Series
Statement of Investments
Franklin Natural Resources Fund
franklintempleton.com
Annual Report
33
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
i
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 450,105 $ 450,105
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$450,105) ...................................................................
450,105
Total Short Term Investments (Cost $11,929,668 ) ................................
11,929,668
a
Total Investments (Cost $185,343,596) 102.7% ..................................
$251,638,213
Other Assets, less Liabilities (2.7)% ...........................................
(6,474,451)
Net Assets 100.0% ...........................................................
$245,163,762
See Abbreviations on page 53 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e
A portion or all of the security is on loan at April 30, 2021. See Note 1(d).
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the value of this security was
$1,097,415, representing 0.4% of net assets.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(d) regarding securities on loan.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
April 30, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $865,418,634 $173,413,928
Cost - Non-controlled affiliates (Note 3 f and 10 ) .................................. 93,579,706 11,929,668
Value - Unaffiliated issuers (Includes securities loaned of $27,983,200 and $427,870 respectively) ............................................................ $1,414,535,749 $239,708,545
Value - Non-controlled affiliates (Note 3 f and 10 ) ................................. 93,579,706 11,929,668
Cash ................................................................... 46,303 —
Foreign currency, at value (cost $– and $45,660 respectively) ......................... — 45,660
Receivables:
Capital shares sold ....................................................... 700,268 658,794
Dividends and interest .................................................... 15,251 367,596
Due from custodian ....................................................... 109,200 —
Total assets ......................................................... 1,508,986,477 252,710,263
Liabilities:
Payables:
Investment securities purchased ............................................. 28,613,978 6,169,640
Capital shares redeemed .................................................. 1,943,686 552,078
Management fees ........................................................ 719,250 110,843
Distribution fees ......................................................... 290,659 58,499
Transfer agent fees ....................................................... 50,203 90,200
Payable upon return of securities loaned (Note 1 d ) ................................. 28,891,425 450,105
Accrued expenses and other liabilities .......................................... 129,563 115,136
Total liabilities ........................................................ 60,638,764 7,546,501
Net assets, at value ................................................ $1,448,347,713 $245,163,762
Net assets consist of:
Paid-in capital ............................................................ $797,674,015 $412,341,299
Total distributable earnings (losses) ............................................ 650,673,698 (167,177,537)
Net assets, at value ................................................ $1,448,347,713 $245,163,762

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Class A:
Net assets, at value ...................................................... $1,160,450,757 $176,126,505
Shares outstanding ....................................................... 7,097,556 8,797,686
Net asset value per share
a
................................................. $163.50 $20.02
Maximum offering price per share (net asset val ue per share ÷ 94.50% ) ............... $173.02 $21.19
Class C:
Net assets, at value ...................................................... $64,800,641 $27,753,387
Shares outstanding ....................................................... 423,675 1,417,208
Net asset value and maximum offering price per share
a
............................ $152.95 $19.58
Class R6:
Net assets, at value ...................................................... $16,720,919 $1,722,029
Shares outstanding ....................................................... 97,094 79,797
Net asset value and maximum offering price per share ............................ $172.21 $21.58
Advisor Class:
Net assets, at value ...................................................... $206,375,396 $39,561,841
Shares outstanding ....................................................... 1,214,358 1,845,277
Net asset value and maximum offering price per share ............................ $169.95 $21.44
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the year ended April 30, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Investment income:
Dividends: (net of foreign taxes of $– and $254,796, respectively)
Unaffiliated issuers ....................................................... $5,262,868 $5,829,800
Non-controlled affiliates (Note 3 f and 10 ) ....................................... 691 263
Interest:
Unaffiliated issuers ....................................................... — 6,650
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 426,046 2,781
Non-controlled affiliates (Note 3 f ) ............................................ 545 12
Total investment income .................................................. 5,690,150 5,839,506
Expenses:
Management fees (Note 3 a ) .................................................. 8,377,138 1,115,067
Distribution fees: (Note 3c )
Class A ............................................................... 2,882,922 352,590
Class C ............................................................... 623,283 243,156
Transfer agent fees: (Note 3e )
Class A ............................................................... 1,310,751 431,627
Class C ............................................................... 70,663 74,502
Class R6 .............................................................. 12,338 2,263
Advisor Class ........................................................... 236,797 96,039
Custodian fees (Note 4 ) ..................................................... 64,000 3,312
Reports to shareholders ..................................................... 179,348 98,689
Registration and filing fees ................................................... 118,446 69,642
Professional fees .......................................................... 70,144 62,761
Trustees' fees and expenses ................................................. 18,378 3,686
Other ................................................................... 37,374 15,985
Total expenses ........................................................ 14,001,582 2,569,319
Expense reductions (Note 4 ) .............................................. (2,412) (252)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (118,777) (6,776)
Net expenses ........................................................ 13,880,393 2,562,291
Net investment income (loss) ........................................... (8,190,243) 3,277,215
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 260,875,031 (40,440,342)
Foreign currency transactions ............................................... — (94,269)
Net realized gain (loss) ................................................. 260,875,031 (40,534,611)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 37,007,017 116,289,348
Translation of other assets and liabilities denominated in foreign currencies ............. — 2,173,104
Net change in unrealized appreciation (depreciation) ........................... 37,007,017 118,462,452
Net realized and unrealized gain (loss) ........................................... 297,882,048 77,927,841
Net increase (decrease) in net assets resulting from operations ......................... $289,691,805 $81,205,056

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
Franklin Biotechnology Discovery Fund Franklin Natural Resources Fund
Year Ended
April 30, 2021
Year Ended
April 30, 2020
Year Ended
April 30, 2021
Year Ended
April 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(8,190,243) $(5,334,586) $3,277,215 $4,504,278
Net realized gain (loss) ............ 260,875,031 96,628,087 (40,534,611) (39,172,430)
Net change in unrealized appreciation
(depreciation) ................. 37,007,017 98,772,198 118,462,452 (90,505,249)
Net increase (decrease) in net
assets resulting from operations . 289,691,805 190,065,699 81,205,056 (125,173,401)
Distributions to shareholders:
Class A ........................ (158,473,630) (85,259,141) (3,383,596) (3,164,483)
Class C ........................ (9,137,943) (4,306,918) (282,821) (111,347)
Class R6 ....................... (1,586,782) (645,173) (30,669) (13,751)
Advisor Class ................... (27,324,424) (13,979,384) (789,349) (833,185)
Total distributions to shareholders ..... (196,522,779) (104,190,616) (4,486,435) (4,122,766)
Capital share transactions: (Note 2 )
Class A ........................ 124,171,813 (34,210,659) (2,174,380) (34,646,355)
Class C ........................ 14,137,153 (1,170,193) (5,035,749) (9,393,999)
Class R6 ....................... 6,785,898 2,793,619 437,681 (12,686,535)
Advisor Class ................... 32,584,271 (6,945,668) (812,850) (13,195,013)
Total capital share transactions ....... 177,679,135 (39,532,901) (7,585,298) (69,921,902)
Net increase (decrease) in net
assets ..................... 270,848,161 46,342,182 69,133,323 (199,218,069)
Net assets:
Beginning of year .................. 1,177,499,552 1,131,157,370 176,030,439 375,248,508
End of year ...................... $1,448,347,713 $1,177,499,552 $245,163,762 $176,030,439

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, two of which are included in this report
(Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The Funds offer four classes of
shares: Class A, Class C, Class R6 and Advisor Class.
Class C shares automatically convert to Class A shares
after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Occasionally,
events occur between the time at which trading in a foreign
security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
at 4 p.m. Eastern time. In order to minimize the potential
for these differences, an independent pricing service may
be used to adjust the value of the Funds' securities to the
latest indications of fair value at 4 p.m. Eastern time. At
April 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or
uninvested cash as included in due from custodian in the
Statements of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended April 30, 2021
Shares sold
a
................................... 1,106,111 $190,970,597 2,266,637 $38,321,213
Shares issued in reinvestment of distributions .......... 873,696 151,123,087 195,163 3,313,861
Shares redeemed ............................... (1,263,851) (217,921,871) (2,741,345) (43,809,454)
Net increase (decrease) .......................... 715,956 $124,171,813 (279,545) $(2,174,380)
Year ended April 30, 2020
Shares sold
a
................................... 790,060 $113,642,349 2,038,606 $29,732,882
Shares issued in reinvestment of distributions .......... 537,057 81,305,070 148,428 3,105,113
Shares redeemed ............................... (1,604,682) (229,158,078) (3,601,621) (67,484,350)
Net increase (decrease) .......................... (277,565) $(34,210,659) (1,414,587) $(34,646,355)
Class C
Class C Shares:
Year ended April 30, 2021
Shares sold ................................... 139,814 $22,954,794 375,909 $6,161,042
Shares issued in reinvestment of distributions .......... 56,116 9,105,394 16,868 281,023
Shares redeemed
a
.............................. (110,459) (17,923,035) (740,499) (11,477,814)
Net increase (decrease) .......................... 85,471 $14,137,153 (347,722) $(5,035,749)
Year ended April 30, 2020
Shares sold ................................... 66,779 $9,196,211 417,343 $5,926,617
Shares issued in reinvestment of distributions .......... 29,739 4,290,371 5,386 110,099
Shares redeemed
a
.............................. (106,671) (14,656,775) (831,954) (15,430,715)
Net increase (decrease) .......................... (10,153) $(1,170,193) (409,225) $(9,393,999)
Class R6
Class R6 Shares:
Year ended April 30, 2021
Shares sold ................................... 59,665 $10,868,376 49,526 $940,798
Shares issued in reinvestment of distributions .......... 8,532 1,552,442 1,679 30,669
Shares redeemed ............................... (31,511) (5,634,920) (28,743) (533,786)
Net increase (decrease) .......................... 36,686 $6,785,898 22,462 $437,681
Year ended April 30, 2020
Shares sold ................................... 35,149 $5,389,737 96,853 $2,098,343
Shares issued in reinvestment of distributions .......... 4,090 645,154 613 13,751
Shares redeemed ............................... (21,691) (3,241,272) (659,867) (14,798,629)
Net increase (decrease) .......................... 17,548 $2,793,619 (562,401) $(12,686,535)
Advisor Class
1. Organization and Significant Accounting Policies
(continued)
h. Guarantees and Indemnifications
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Biotechnology Discovery Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended April 30, 2021
Shares sold ................................... 482,142 $85,624,728 940,812 $16,811,124
Shares issued in reinvestment of distributions .......... 137,265 24,655,507 43,029 781,847
Shares redeemed ............................... (431,123) (77,695,964) (1,086,738) (18,405,821)
Net increase (decrease) .......................... 188,284 $32,584,271 (102,897) $(812,850)
Year ended April 30, 2020
Shares sold ................................... 256,733 $38,219,541 849,335 $14,059,870
Shares issued in reinvestment of distributions .......... 80,467 12,560,088 36,902 824,379
Shares redeemed ............................... (390,486) (57,725,297) (1,423,757) (28,079,262)
Net increase (decrease) .......................... (53,286) $(6,945,668) (537,520) $(13,195,013)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.775% Up to and including $100 million
0.650% Over $100 million, up to and including $200 million
0.635% Over $200 million, up to and including $250 million
0.585% Over $250 million, up to and including $700 million
0.550% Over $700 billion, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $7.5 billion
0.515% Over $7.5 billion, up to and including $10 billion
0.505% Over $10 billion, up to and including $12.5 billion
0.495% Over $12.5 billion, up to and including $15 billion
0.475% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
Franklin Natural Resources Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2021, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Gross effective investment management fee rate ........ 0.582% 0.562%
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Reimbursement Plans:
Class A ............................... 0.35% 0.35%
Class C ............................... 1.00% 1.00%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended April 30, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended April 30, 2021, investments in affiliated management investment companies were as follows:
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $259,119 $33,071
CDSC retained ........................... $14,347 $4,689
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Transfer agent fees ........................ $769,044 $258,546 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $102,836,782 $536,539,635 $(576,663,425) $— $— $62,712,992 62,712,992 $691
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements
45
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g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2021.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended April 30, 2021 the custodian fees were reduced as noted in the Statements of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $39,742,135 $467,628,454 $(478,588,364) $ — $ — $28,782,225 28,782,225 $545
Total Affiliated Securities .... $142,578,917 $1,004,168,089 $(1,055,251,789) $— $— $91,495,217 $1,236
Franklin Natural Resources Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $6,778,486 $62,382,253 $(57,681,176) $— $— $11,479,563 11,479,563 $263
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $21,725,795 $(21,275,690) — — $450,105 450,105 $12
Total Affiliated Securities .... $6,778,486 $84,108,048 $(78,956,866) $— $— $11,929,668 $275
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements
46
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Annual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2021, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended April 30, 2021 and 2020, was as follows:
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales, passive foreign investment company shares, foreign currency transactions and installment sale income.
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 14,240,875
Long term ............................. — 216,157,741
Total capital loss carryforwards ............ $— $230,398,616
Franklin Biotechnology Discovery
Fund Franklin Natural Resources Fund
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $82,206,647 $— $4,486,435 $4,122,766
Long term capital gain .................... 114,316,132 104,190,616 — —
$196,522,779 $104,190,616 $4,486,435 $4,122,766
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
a a a
Cost of investments ....................... $965,387,902 $193,817,544
Unrealized appreciation ..................... $583,810,642 $74,723,001
Unrealized depreciation ..................... (41,083,089) (16,902,331)
Net unrealized appreciation (depreciation) ....... $542,727,553 $57,820,670
Distributable earnings:
Undistributed ordinary income ................ $9,512,962 $3,226,235
Undistributed long term capital gains ........... 98,433,187 —
Total distributable earnings .................. $107,946,149 $3,226,235

Franklin Strategic Series
Notes to Financial Statements
47
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Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2021, were as follows:
At April 30, 2021, in connection with securities lending transactions, the Franklin Biotechnology Discovery Fund and Franklin
Natural Resources Fund loaned equity investments and received $28,782,225 and $450,105 of cash collateral, respectively.
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the
Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Purchases .............................. $684,162,030 $93,740,417
Sales .................................. $642,055,569 $99,454,697

Franklin Strategic Series
Notes to Financial Statements
48
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Annual Report
At April 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended April 30, 2021, investments in
“affiliated companies” were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Biotechnology Discovery Fund
2,333,755 Amunix Pharmaceuticals, Inc. .................. 2/26/21 $ 4,125,379 $ 3,846,546
189,499 Artiva Biotherapeutics , Inc. ..................... 2/22/21 2,084,489 2,084,489
415,600
a
ARYA Sciences Acquisition Corp. ................ 2/08/21 4,156,000 4,421,039
159,440 Day One Therapeutics Holding Company LLC ...... 2/01/21 4,999,991 5,000,000
103,589
b
FS Development Corp. ........................ 1/28/21 1,035,890 1,210,955
80,195 Intarcia Therapeutics, Inc. ..................... 3/26/14 2,597,516 —
779,505 Pipeline Therapeutics, Inc. ..................... 2/09/21 2,088,995 1,727,957
379,473 United BioPharma , Inc. ....................... 1/28/21 2,087,102 2,087,102
Total Restricted Securities (Value is 1.41% of Net Assets) ............. $23,175,362 $20,378,088
Shares Issuer
Acquisition
Date Cost Value
Franklin Natural Resources Fund
138,200 Alussa Energy Acquisition Corp. ................. 1/29/21 $ 1,382,000 $ 1,382,000
18,500
c
ArcLight Clean Transition Corp. ................. 1/28/21 185,000 293,028
141,414 Churchill Capital Corp. IV ...................... 2/22/21 2,121,210 2,121,210
173,800 Li-Cycle Holdings Corp. ....................... 2/16/21 1,738,000 1,738,000
74,343 Spartan Acquisition Corp. II .................... 1/28/21 743,430 743,430
Total Restricted Securities (Value is 2.56% of Net Assets) ............. $6,169,640 $6,277,668
a
The Fund also invests in unrestricted securities of the issuer, valued at $720,010 as of April 30, 2021.
b
The Fund also invests in unrestricted securities of the issuer, valued at $4,160,566 as of April 30, 2021.
c
The Fund also invests in unrestricted securities of the issuer, valued at $1,670,690 as of April 30, 2021.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Artiva Biotherapeutics , Inc. $ — $ 2,084,489
a
$ — $ — $ — $ 2,084,489 189,499 $ —
9. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Financial Statements
49
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11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended April 30, 2021, the Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Biotechnology Discovery Fund (continued)
Non-Controlled Affiliates
Total Affiliated Securities
(Value is 0.1% of Net
Assets) .......... $— $2,084,489 $— $ — $ — $2,084,489 $—
10. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements
50
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The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
55
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
a
Common Stocks :
Biotechnology ......................... $ 1,098,969,912 $ — $ —
b
$ 1,098,969,912
Capital Markets ........................ 18,987,440 — 5,631,994 24,619,434
Life Sciences Tools & Services ............ 71,693,628 — — 71,693,628
Pharmaceuticals ....................... 205,388,293 — — 205,388,293
Convertible Preferred Stocks ............... — — 5,000,000 5,000,000
Preferred Stocks ........................ — — 9,746,094 9,746,094
Warrants .............................. 351,561 — — 351,561
Escrows and Litigation Trusts ............... — — 851,316 851,316
Short Term Investments ................... 91 , 495 , 217 — — 91,495,217
Total Investments in Securities ........... $1,486,886,051 $— $21,229,404 $1,508,115,455
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund
Assets:
Investments in Securities:
a
Common Stocks :
Agricultural Products .................... $ 2,367,144 $ — $ — $ 2,367,144
Construction Materials .................. 2,613,088 — — 2,613,088
Copper .............................. 13,962,571 5,371,183 — 19,333,754
Diversified Chemicals ................... 1,906,555 — — 1,906,555
Diversified Metals & Mining ............... 9,853,437 6,669,121 — 16,522,558
Electrical Components & Equipment ........ 904,374 — — 904,374
Environmental & Facilities Services ......... 1,244,078 — 1,738,000 2,982,078
Fertilizers & Agricultural Chemicals ......... 3,614,191 — — 3,614,191
Food Distributors ...................... 1,344,230 — — 1,344,230
Gold ................................ 20,853,456 547,811 — 21,401,267
Heavy Electrical Equipment .............. 1,217,135 — — 1,217,135
Industrial Gases ....................... 6,604,416 — — 6,604,416
Integrated Oil & Gas .................... 37,577,900 — — 37,577,900
Investment Banking & Brokerage .......... 720,010 — 4,539,668 5,259,678
Oil & Gas Drilling ...................... 1,954,256 — — 1,954,256
Oil & Gas Equipment & Services ........... 21,495,449 1,162,334 — 22,657,783
Oil & Gas Exploration & Production ......... 49,042,219 2,878,584 — 51,920,803
Oil & Gas Refining & Marketing ............ 15,656,945 — — 15,656,945
Oil & Gas Storage & Transportation ......... 15,493,122 — — 15,493,122
Paper Packaging ...................... 1,063,080 — — 1,063,080
Semiconductor Equipment ............... 632,496 — — 632,496
Steel ................................ 3,390,220 — — 3,390,220
Trading Companies & Distributors .......... 2,001,095 — — 2,001,095
Warrants .............................. 192,962 — — 192,962
Convertible Bonds ....................... — 1,097,415 — 1,097,415
Short Term Investments ................... 11, 929 , 668 — — 11, 929 , 668
Total Investments in Securities ........... $227,634,097 $17,726,448
c
$6,277,668 $251,638,213
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes securities determined to have no value at April 30, 2021.
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements
51
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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2021, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2021, are as follows:
c
Includes foreign securities valued at $16,629,033, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ...... $ — $ — $ — $ — $ — $ — $ — $ — $ — $ —
Capital Markets ..... — 5,191,890 — — — — — 440,104 5,631,994 440,104
Convertible Preferred
Stocks :
Pharmaceuticals .... — 4,999,991 — — — — — 9 5,000,000 —
Preferred Stocks :
Biotechnology ...... 2,747,737 6,214,374 — — — (2,821,056) — (566,552) 5,574,503 (639,871)
Health Care Providers &
Services ........ — 2,084,489 — — — — — — 2,084,489 —
Pharmaceuticals .... — 2,087,102 — — — — — — 2,087,102 —
Escrows and Litigation
Trusts ........... 958,814 — — — — (151,078) — 43,580 851,316 43,580
Total Investments in Securities . $3,706,551 $20,577,846 $— $— $— $(2,972,134) $— $(82,859) $21,229,404 $(156,187)
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Natural Resources Fund
Assets:
Investments in Securities:
Common Stocks
Environmental &
Facilities Services .. $ — $ 1,738,000 $ — $ — $ — $ — $ — $ — $ 1,738,000 $ —
Investment Banking &
Brokerage ....... — 4,431,641 — — — — — 108,027 4,539,668 108,027
Total Investments in Securities . $— $6,169,641 $— $— $— — — 108,027 $6,277,668 108,027
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements
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a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
e
Includes securities determined to have no value at April 30, 2021.
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks:
Capital Markets
...........
$4,421,039 Market comparables Discount for lack of
marketability
4.7% Decrease
c
All other Investments
..........
16,808,365
d.e
Total
.......................
$21,229,404
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Natural Resources Fund
Assets:
Investments in Securities:
Common Stocks:
Environmental & Facilities
Services
...................
$1,738,000 Market comparables Discount for lack of
marketability
12.8% Decrease
Investment Banking & Brokerage 4,539,668 Market comparables  Discount for lack of marketability
0.4% - 35.6%
(17.5%)
Decrease
c
Total
.......................
$6,277,668
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements
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14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt

Franklin Strategic Series
Report of Independent Registered Public Accounting Firm
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To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Biotechnology Discovery Fund and Franklin
Natural Resources Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
Biotechnology Discovery Fund and Franklin Natural Resources Fund (two of the funds constituting Franklin Strategic Series, hereafter collectively referred to as the "Funds") as of April 30, 2021, the related statements of operations for the year ended
April 30, 2021, the statements of changes in net assets for each of the two years in the period ended April 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2021 and each of the financial highlights for each of the five years in the period ended April 30, 2021 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
June 18, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Series
Tax Information (unaudited)
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Under Section 852(b)(3)(C) of the Internal Revenue Code, Franklin Biotechnology Discovery Fund hereby reports the maximum amount allowable but no less than $114,316,132 as long term capital gain dividends for the fiscal year ended April
30, 2021.
Under Section 871(k)(2)(C) of the Internal Revenue Code, Franklin Biotechnology Discovery Fund hereby reports the maximum amount allowable but no less than $82,206,647 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended April 30, 2021.
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended April 30, 2021.
Under Section 854(b) (1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended April 30, 2021:
Distributions, including qualified dividend income, paid during calendar year 2021 will be reported to shareholders on Form
1099-DIV by mid-February 2022. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
Franklin
Biotechnology
Discovery Fund
Franklin
Natural
Resources
Fund
6.32% 66.44%
Franklin
Biotechnology
Discovery Fund
Franklin
Natural
Resources
Fund
$5,196,809 $6,404,211

Franklin Strategic Series
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018 -
present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal
Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020); previously
(2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at ErNst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Chairman of the
Board and Trustee
since 2013 and Vice
President since
1991
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 42 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 42 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 42 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

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Shareholder Information
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Board Approval of Investment
Management Agreements
FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund
Franklin Natural Resources Fund
(each a Fund)
At a meeting held on April 20, 2021 (Meeting), the Board
of Trustees (Board) of Franklin Strategic Series (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds.
The Board noted management’s continuing efforts and
expenditures in establishing effective business continuity
plans and developing strategies to address areas of
heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund

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Shareholder Information
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business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended January 31,
2021. The Board considered the performance returns for
each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Biotechnology Discovery Fund - The Performance
Universe for the Fund included the Fund and all retail
and institutional health/biotechnology funds. The Board
noted that the Fund’s annualized total return for the
three- and five-year periods was below the median of its
Performance Universe, but for the one- and 10-year periods
was above the median of its Performance Universe. The
Board discussed this performance with management and
management explained that the Fund concentrates its
investments within the biotechnology industries, while the
Performance Universe is comprised mostly of general
healthcare funds. Management further explained that, while
the Fund’s one-year performance was above the median of
its Performance Universe, the Fund underperformed other
biotechnology funds, noting that such underperformance
was due to the Fund’s underperformance in January 2021.
Management also explained that this underperformance
was driven by stock selection and material declines in
many of the Fund’s larger small cap positions, which drove
the Fund’s underperformance over longer-time periods.
In addition, management reviewed with the Board the
enhancements to the Fund’s investment processes in an
effort to improve performance. The Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be closely monitored.
Franklin Natural Resources Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional global natural resources funds. The Board
noted that the Fund’s annualized total return for the one-
, three, five- and 10-year periods was below the median
of its Performance Universe. The Board discussed this
performance with management and management explained
that the investments of the Fund’s peer group have changed
over the past two years as peers have shifted away from
energy investments and several energy focused funds have
closed. Management further explained that the Fund’s
benchmark is weighted 70-80% in energy investments
and that, prior to the pandemic, the Fund’s portfolio was
also weighted approximately 70% in energy investments.
Management also explained that the Fund was materially
overweight energy investments versus its peers and that this overweight position adversely impacted the Fund’s relative
performance. Management then discussed with the Board
the actions that have been taken in an effort to address
the sources of the Fund’s underperformance, including the
reduction in the weighting of the Fund’s energy investments
from approximately 70% to 60%. The Board concluded that
the Fund’s Management Agreement should be continued
for an additional one-year period, and management’s efforts
should continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from

Franklin Strategic Series
Shareholder Information
63
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Annual Report
those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class
A shares for each Fund and for each of the funds in each
Fund’s respective Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Franklin Biotechnology
Discovery Fund included the Fund and nine other health/
biotechnology funds. The Expense Group for the Franklin
Natural Resources Fund included the Fund, five other
global natural resources funds and four natural resources
funds. The Board noted that the Management Rates and
actual total expense ratios for the Funds were below the
medians and in the first quintile (least expensive) of their respective Expense Groups. The Board concluded that the
Management Rates charged to the Funds are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Funds’ Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing
a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs
across the FT family of funds as a whole. The Board noted
that the Franklin Natural Resources Fund had experienced
a decrease in assets and would not be expected to
demonstrate additional economies of scale in the near term,
but concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, each Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.

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Shareholder Information
64
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Annual Report
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FSS2 A 06/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Annual Report and Shareholder Letter
Franklin Strategic
Income Fund
A Series of Franklin Strategic Series
April 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended April 30, 2021, the novel
coronavirus (COVID-19) pandemic caused the U.S.
economy to contract in 2020’s first half. For the remainder
of 2020, the economy recovered substantially based
on increased business and residential investment and
consumer spending. U.S. economic growth accelerated
during 2021’s first quarter as the reopening of businesses,
widespread COVID-19 vaccinations and federal assistance
programs boosted consumer spending.
Before the reporting period, the U.S. Federal Reserve (Fed), in its efforts to support U.S. economic activity, lowered the target range for the federal funds rate twice in March 2020
and implemented broad quantitative easing measures to
support credit markets. During the reporting period, the Fed held the target range for its key rate unchanged at 0.00%–
0.25%, but it continued quantitative easing and adjusted its policy in August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
In this environment, investment-grade bonds, as measured
by the Bloomberg Barclays U.S. Aggregate Bond Index,
posted a marginally negative total return for the 12-month
period.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin Strategic Income Fund’s annual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of April 30,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Franklin Strategic Income Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Consolidated Financial Highlights and Statement of
Investments 10
Consolidated Financial Statements 40
Notes to Consolidated Financial Statements 45
Report of Independent Registered
Public Accounting Firm 68
Board Members and Officers 69
Shareholder Information 74
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Franklin Strategic Income Fund
This annual report for Franklin Strategic Income Fund covers the fiscal year ended April 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to earn a high level of current income. A
secondary goal is capital appreciation over the long term.
The Fund uses an active asset allocation process and
under normal market conditions invests at least 65% of its
assets in U.S. and foreign debt securities, including those
in emerging markets. The Fund may invest in all varieties of fixed, variable and floating rate income securities, including bonds, U.S. and foreign government and agency securities,
corporate loans (and loan participations), mortgage-backed
securities and other asset-backed securities.
Performance Overview
The Fund’s Class A shares posted a +13.05% cumulative
total return for the 12 months under review. In comparison,
the Bloomberg Barclays U.S. Aggregate Bond Index, which
represents the U.S. investment-grade fixed rate taxable
bond market, posted a -0.27% total return.
1
The Lipper
Multi-Sector Income Funds Classification Average, which
consists of funds chosen by Lipper that seek current income
by allocating assets among different fixed income securities sectors, with a significant portion rated below investment
grade, posted a +12.48% total return.
2
You can find more of
the Fund’s performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, posted marginally
negative total returns during the 12 months ended April
30, 2021. The period began during the early stage of the
economic and social disruption that came in the wake
of the novel coronavirus (COVID-19) pandemic, which
significantly impacted U.S. bond markets. Throughout the
12-month period, as the U.S. economy adapted to the
pandemic, investor appetite for risk increased. Consequently, lower-rated bonds posted significantly greater returns than
higher-rated bonds. In early 2021, the implementation of
mass vaccination programs alongside improving economic
indicators prompted investors to anticipate that increased
inflation would lead to higher interest rates.
The U.S. Federal Reserve (Fed) maintained the federal
funds target rate at a range of 0.00%–0.25% and continued
its program of open-ended purchasing of government-
backed and corporate bonds as necessary to provide
liquidity to bond markets. Furthermore, the Fed signaled that interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, posted negative total returns
during the period. The 10-year U.S. Treasury yield (which
moves inversely to price) was at or near all-time lows for
much of the reporting period’s first half. However, yields rose thereafter, as renewed economic strength prompted many
investors to increase their inflation expectations. Mortgage-
backed securities (MBS), as measured by the Bloomberg
Barclays MBS Index, posted marginally negative total returns for the period despite Fed support, as low interest rates
accelerated prepayments from mortgage refinancing, which
weighed on MBS returns.
Fed action was a catalyst for the recovery in the corporate
bond market, which advanced overall but varied significantly based on credit rating. The strengthening economy and
prospect of a return to normal conditions tempered concerns
about credit quality, which benefited lower-rated bonds.
Consequently, high-yield corporate bonds, as represented
by the Bloomberg Barclays U.S. Corporate High Yield Bond
Index, posted strong total returns, outpacing investment-
1. Source: Morningstar.
2. Source: Lipper, a Thomson Reuters Company. For the 12-month period ended 4/30/21, this category consisted of 348 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. Fund performance relative to the average may have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Franklin Strategic Income Fund
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Annual Report
grade corporate bonds, as represented by the Bloomberg
Barclays U.S. Corporate Bond Index, which nevertheless
posted positive total returns.
Investment Strategy
We use an active asset allocation strategy to try to achieve the Fund’s investment goals. We employ a top-down
analysis of macroeconomic trends combined with a bottom-
up fundamental analysis of market sectors, industries and
issuers to try to take advantage of varying sector reactions to economic events. We regularly enter into various currency-
related transactions involving derivative instruments,
including currency and cross currency forwards, currency
swaps, currency and currency index futures contracts and
currency options. We may also enter into interest-rate and
credit-related transactions involving derivative instruments, including interest-rate, fixed income total return and
credit default swaps and interest rate and/or bond futures
contracts.
Manager’s Discussion
Financial markets experienced a significant turnaround
over the 12-month reporting period. While the market
rebound persisted throughout the period, the pace of the
recovery was impacted at times due to various influences,
from a resurgence of COVID-19 cases in the U.S. to fiscal
uncertainty over the size and scope of stimulus measures.
The Fed serving as a sizable and consistent backstop for
credit markets, and as a source of significant monetary and
fiscal stimulus, generally bolstered investor confidence.
Against this backdrop, fixed income total return performance was mixed. However, all fixed income markets posted
positive excess returns over the period and outperformed
U.S. Treasuries (USTs). High-yield corporate credit (HY),
non-agency residential mortgage-backed securities (RMBS)
and emerging market bonds were the top performers on
an excess return basis. Additionally, fixed income spreads
tightened across asset classes over the period.
While portfolio positioning was diversified from a risk
perspective, the Fund’s largest allocation was in corporate
credit—inclusive of HY and investment-grade corporate
credit (IG), senior secured floating-rate bank loans and
collateralized loan obligations (CLOs)—with a majority
of credit exposure in HY corporate securities. We remain
constructive on the HY asset class and added to the sector
over the reporting period. While we remained generally
comfortable with IG fundamentals and market technical
conditions, given tighter valuations, the portfolio decreased allocation over the period and held an underweighted
allocation to the sector relative to the benchmark. We also
pared our allocations to senior secured floating-rate bank
loans and CLOs and increased our exposures to USTs and
sovereign developed securities.
During the period, our allocation to corporate credit, inclusive of HY, IG, CLOs and senior secured floating-rate bank loans, was the most significant contributor to performance, primarily from HY allocation. Sovereign emerging markets securities
and RMBS allocations also contributed to Fund performance.
In contrast, foreign currency exposure detracted from
performance, as gains mainly from our long South African
rand and Mexican peso positions were offset by negative
returns mainly from our Australian dollar, euro and short
Canadian dollar positions. Over the period, we moved from
short to long positions on the Australian dollar and the euro and exited the South African rand exposure.
Thank you for your participation in Franklin Strategic
Income Fund. We look forward to continuing to serve your
investment needs.
Sonal Desai, Ph.D.
Patricia O’Connor, CFA
William Chong, CFA, FRM
David Yuen, CFA, FRM
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The
Portfolio Composition
4/30/21
% of Total
Net Assets
Corporate Bonds 48.9%
Foreign Government and Agency Securities 15.3%
Residential Mortgage-Backed Securities 8.7%
Asset-Backed Securities 8.3%
Management Investment Companies 7.8%
Mortgage-Backed Securities 3.1%
U.S. Government and Agency Securities 2.9%
Municipal Bonds 2.1%
Senior Floating Rate Interests 1.2%
Other 0.9%
Short-Term Investments & Other Net Assets 0.8%

Franklin Strategic Income Fund
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Annual Report
information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2021
Franklin Strategic Income Fund
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +13.05% +8.79%
5-Year +20.53% +3.02%
10-Year +38.09% +2.88%
Advisor
1-Year +13.32% +13.32%
5-Year +22.02% +4.06%
10-Year +41.53% +3.53%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 3.58% 2.53% 2.49%
Advisor 3.96% 2.87% 2.83%
See page 8 for Performance Summary footnotes.

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Performance Summary
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Annual Report
See Page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(5/1/11–4/30/21)
Advisor Class
(5/1/11–4/30/21)

Franklin Strategic Income Fund
Performance Summary
8
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. High yields reflect the higher credit risks associated with certain lower-rated securities held in the portfolio. Floating-rate loans and high-yield corporate bonds are rated below investment grade and are subject to greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. The risks of foreign securities include currency fluctuations and political uncertainty. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the
Fund. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect perfor-
mance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on the sum of the respective class’s dividend distributions over the past 12 months and the maximum offering price (NAV for Advisor Class) per share on 4/30/21.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The Bloomberg Barclays U.S. Aggregate Bond Index measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency).
8. Source: Lipper, a Thomson Reuters Company. The Lipper Multi-Sector Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the 12-month period ended 4/30/21, there were 348 funds in this category. Lipper calculations do not include sales charges, but include reinvestment of any income or distributions. Fund performance relative to the average may have differed if these and other factors had been considered.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/20–4/30/21)
Share Class
Net Investment
Income
A $0.3509
C $0.3115
R $0.3273
R6 $0.3849
Advisor $0.3740
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.88% 0.90%
Advisor 0.63% 0.65%

Your Fund’s Expenses
Franklin Strategic Income Fund
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1, 2
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,043.10 $4.37 $1,020.52 $4.32 0.86%
C $1,000 $1,040.96 $6.41 $1,018.51 $6.34 1.27%
R $1,000 $1,041.98 $5.63 $1,019.28 $5.57 1.11%
R6 $1,000 $1,044.86 $2.46 $1,022.39 $2.43 0.48%
Advisor $1,000 $1,044.32 $3.12 $1,021.74 $3.08 0.62%

Franklin Strategic Series
Consolidated Financial Highlights
Franklin Strategic Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
10
2
a
Year Ended April 30,
2021* 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.67 $9.61 $9.61 $9.84 $9.32
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.38 0.42 0.39 0.39
Net realized and unrealized gains (losses) ........... 0.75 (0.90) —
c
(0.32) 0.30
Total from investment operations .................... 1.12 (0.52) 0.42 0.07 0.69
Less distributions from:
Net investment income and net foreign currency gains .. (0.35) (0.42) (0.42) (0.30) (0.17)
Net asset value, end of year ....................... $9.44 $8.67 $9.61 $9.61 $9.84
Total return
d
................................... 13.05% (5.72)% 4.52% 0.64% 7.50%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.88% 0.88% 0.89% 0.90% 0.88%
Expenses net of waiver and payments by affiliates
e
...... 0.86% 0.86% 0.84% 0.85% 0.82%
Net investment income ........................... 3.93% 4.01% 4.39% 3.93% 4.08%
Supplemental data
Net assets, end of year (000’s) ..................... $2,862,068 $2,686,523 $3,131,799 $3,291,002 $3,833,786
Portfolio turnover rate ............................ 111.72%
f
118.64% 116.21%
f
115.94% 140.83%
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 54.21%
f
86.69% 39.01%
f
47.40% 87.33%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021. See Note 1(h).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12.
g
See Note
1
(
j
) regarding mortgage dollar rolls.

Franklin Strategic Series
Consolidated Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
11
a
Year Ended April 30,
2021* 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.67 $9.61 $9.60 $9.84 $9.31
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.34 0.38 0.35 0.35
Net realized and unrealized gains (losses) ........... 0.75 (0.90) 0.01 (0.33) 0.31
Total from investment operations .................... 1.08 (0.56) 0.39 0.02 0.66
Less distributions from:
Net investment income and net foreign currency gains .. (0.31) (0.38) (0.38) (0.26) (0.13)
Net asset value, end of year ....................... $9.44 $8.67 $9.61 $9.60 $9.84
Total return
c
................................... 12.58% (6.11)% 4.19% 0.14% 7.19%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.28% 1.28% 1.29% 1.30% 1.28%
Expenses net of waiver and payments by affiliates
d
...... 1.26% 1.26% 1.24% 1.25% 1.22%
Net investment income ........................... 3.51% 3.61% 3.99% 3.53% 3.68%
Supplemental data
Net assets, end of year (000’s) ..................... $387,589 $518,795 $716,327 $1,078,890 $1,385,981
Portfolio turnover rate ............................ 111.72%
e
118.64% 116.21%
e
115.94% 140.83%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 54.21%
e
86.69% 39.01%
e
47.40% 87.33%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021. See Note 1(h).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12.
f
See Note
1
(
j
) regarding mortgage dollar rolls.

Franklin Strategic Series
Consolidated Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
12
a
Year Ended April 30,
2021* 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.63 $9.57 $9.57 $9.81 $9.28
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.36 0.39 0.36 0.37
Net realized and unrealized gains (losses) ........... 0.76 (0.91) 0.01 (0.33) 0.31
Total from investment operations .................... 1.10 (0.55) 0.40 0.03 0.68
Less distributions from:
Net investment income and net foreign currency gains .. (0.33) (0.39) (0.40) (0.27) (0.15)
Net asset value, end of year ....................... $9.40 $8.63 $9.57 $9.57 $9.81
Total return .................................... 12.83% (5.98)% 4.28% 0.29% 7.38%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.13% 1.13% 1.14% 1.15% 1.13%
Expenses net of waiver and payments by affiliates
c
...... 1.11% 1.11% 1.09% 1.10% 1.07%
Net investment income ........................... 3.68% 3.76% 4.14% 3.68% 3.83%
Supplemental data
Net assets, end of year (000’s) ..................... $59,366 $62,063 $85,458 $105,692 $146,552
Portfolio turnover rate ............................ 111.72%
d
118.64% 116.21%
d
115.94% 140.83%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 54.21%
d
86.69% 39.01%
d
47.40% 87.33%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021. See Note 1(h).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12.
e
See Note
1
(
j
) regarding mortgage dollar rolls.

Franklin Strategic Series
Consolidated Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
13
a
Year Ended April 30,
2021* 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.68 $9.63 $9.62 $9.86 $9.33
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.43 0.45 0.43 0.43
Net realized and unrealized gains (losses) ........... 0.75 (0.93) 0.02 (0.34) 0.31
Total from investment operations .................... 1.15 (0.50) 0.47 0.09 0.74
Less distributions from:
Net investment income and net foreign currency gains .. (0.38) (0.45) (0.46) (0.33) (0.21)
Net asset value, end of year ....................... $9.45 $8.68 $9.63 $9.62 $9.86
Total return .................................... 13.45% (5.46)% 5.03% 0.95% 8.03%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.52% 0.51% 0.50% 0.48%
Expenses net of waiver and payments by affiliates
c
...... 0.50% 0.49% 0.45% 0.45% 0.42%
Net investment income ........................... 4.30% 4.38% 4.78% 4.33% 4.48%
Supplemental data
Net assets, end of year (000’s) ..................... $132,736 $133,575 $307,287 $433,068 $369,106
Portfolio turnover rate ............................ 111.72%
d
118.64% 116.21%
d
115.94% 140.83%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 54.21%
d
86.69% 39.01%
d
47.40% 87.33%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021. See Note 1(h).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12.
e
See Note
1
(
j
) regarding mortgage dollar rolls.

Franklin Strategic Series
Consolidated Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
14
a
Year Ended April 30,
2021* 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.68 $9.62 $9.62 $9.85 $9.33
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.40 0.44 0.41 0.42
Net realized and unrealized gains (losses) ........... 0.75 (0.90) —
c
(0.32) 0.30
Total from investment operations .................... 1.14 (0.50) 0.44 0.09 0.72
Less distributions from:
Net investment income and net foreign currency gains .. (0.37) (0.44) (0.44) (0.32) (0.20)
Net asset value, end of year ....................... $9.45 $8.68 $9.62 $9.62 $9.85
Total return .................................... 13.32% (5.47)% 4.88% 0.79% 7.76%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.63% 0.63% 0.64% 0.65% 0.63%
Expenses net of waiver and payments by affiliates
d
...... 0.61% 0.61% 0.59% 0.60% 0.57%
Net investment income ........................... 4.18% 4.26% 4.64% 4.18% 4.33%
Supplemental data
Net assets, end of year (000’s) ..................... $462,624 $517,522 $608,317 $933,747 $1,070,103
Portfolio turnover rate ............................ 111.72%
e
118.64% 116.21%
e
115.94% 140.83%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 54.21%
e
86.69% 39.01%
e
47.40% 87.33%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021. See Note 1(h).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12.
f
See Note
1
(
j
) regarding mortgage dollar rolls.

Franklin Strategic Series
Statement of Investments, April 30, 2021
Franklin Strategic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Energy Equipment & Services 0.1%
a
Weatherford International plc ............................. United States 151,545 $ 1,606,377
Machinery 0.1%
a
Birch Permian Holdings, Inc. ............................. United States 406,124 5,234,619
Media 0.1%
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 285,564 716,766
a
iHeartMedia, Inc., A .................................... United States 115,085 2,202,727
a,b
iHeartMedia, Inc., B ................................... United States 1,941 34,550
2,954,043
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 125,940,079 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 12,532,821 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. .................................. United States 5,288 14,119
a,b
Riviera Resources, Inc. ................................. United States 84,462 21,816
35,935
Paper & Forest Products 0.0%
†
Verso Corp., A ........................................ United States 38,905 600,693
Specialty Retail 0.0%
†
a
Party City Holdco, Inc. .................................. United States 117,385 821,695
Total Common Stocks (Cost $24,518,034) ......................................
11,253,362
Management Investment Companies 7.8%
Capital Markets 7.8%
d
Franklin Floating Rate Income Fund ....................... United States 34,705,988 269,318,469
Invesco Senior Loan ETF ............................... United States 1,562,500 34,609,375
303,927,844
Total Management Investment Companies (Cost $376,927,715) ...................
303,927,844
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 10,639 1,017
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 13,300 603
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 17,100 282
a,b
Chaparral Energy, Inc., 10/01/24 .......................... United States 18 —
1,902
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 4,095 9,623
Software 0.0%
a,b
WorkCapital BSD SARL, 2/13/26 .......................... Brazil 6,000,000 —
Total Warrants (Cost $750,000) ................................................
11,525

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 620,300 $ 456,954
Total Convertible Bonds (Cost $130,626) .......................................
456,954
Corporate Bonds 48.9%
Aerospace & Defense 0.7%
Boeing Co. (The) , Senior Note , 2.196% , 2/04/26 .............. United States 9,500,000 9,518,935
g
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 15,000,000 15,900,000
25,418,935
Air Freight & Logistics 0.5%
g
DAE Funding LLC ,
Senior Note, 144A, 4.5%, 8/01/22 ....................... United Arab
Emirates 2,000,000 2,009,710
Senior Note, 144A, 5%, 8/01/24 ........................ United Arab
Emirates 14,000,000 14,393,750
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 .................. United States 1,200,000 1,307,643
17,711,103
Airlines 1.0%
g
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 5,900,000 6,329,225
Delta Air Lines, Inc. , Senior Note , 2.9% , 10/28/24 ............. United States 8,100,000 8,175,550
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 10,400,000 11,160,244
g
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty
Ltd. , Senior Secured Note , 144A, 5.75% , 1/20/26 ............ United States 8,300,000 8,777,250
United Airlines Holdings, Inc. , Senior Note , 5% , 2/01/24 ......... United States 4,200,000 4,326,000
g
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 1,700,000 1,766,249
40,534,518
Auto Components 1.0%
g
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 7,000,000 7,577,500
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 6,700,000 6,473,875
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ................... United States 12,400,000 13,376,500
Goodyear Tire & Rubber Co. (The) , Senior Bond , 4.875% , 3/15/27 United States 13,000,000 13,603,200
41,031,075
Banks 1.7%
g
Akbank TAS ,
Senior Bond, 144A, 5.125%, 3/31/25 ..................... Turkey 12,400,000 12,375,113
Senior Note, 144A, 6.8%, 2/06/26 ....................... Turkey 3,200,000 3,322,125
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ........... Spain 3,000,000 2,916,960
Bank of America Corp. , Senior Bond , 3.248% , 10/21/27 ......... United States 5,000,000 5,429,330
g
China Construction Bank Corp. , Sub. Bond , Reg S, 4.25% to
2/27/24, FRN thereafter , 2/27/29 ........................ China 8,000,000 8,587,023
f
Comerica, Inc. , Junior Sub. Bond , 5.625% to 10/01/25, FRN
thereafter , Perpetual ................................. United States 3,000,000 3,341,250
HSBC Holdings plc , Senior Bond , 2.848% to 6/04/30, FRN thereafter ,
6/04/31 ........................................... United Kingdom 8,300,000 8,392,450
Industrial & Commercial Bank of China Ltd. , Senior Bond , 3.538% ,
11/08/27 .......................................... China 8,500,000 9,393,180
JPMorgan Chase & Co. , Senior Bond , 2.522% to 4/22/30, FRN
thereafter , 4/22/31 ................................... United States 9,400,000 9,504,572

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
g
Akbank TAS, (continued)
Lloyds Banking Group plc , Senior Note , 3.87% to 7/09/24, FRN
thereafter , 7/09/25 ................................... United Kingdom 1,600,000 $ 1,741,050
SVB Financial Group , Senior Bond , 3.125% , 6/05/30 ........... United States 2,700,000 2,835,032
67,838,085
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30 Belgium 10,000,000 10,926,406
g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 6,700,000 6,693,702
17,620,108
Biotechnology 0.2%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ................... United States 6,000,000 6,419,106
Building Products 0.5%
Carrier Global Corp. , Senior Note , 2.722% , 2/15/30 ............ United States 16,000,000 16,305,161
Owens Corning , Senior Bond , 4.3% , 7/15/47 ................. United States 2,000,000 2,245,940
18,551,101
Capital Markets 0.8%
Goldman Sachs Group, Inc. (The) , Senior Bond , 3.75% , 2/25/26 .. United States 8,500,000 9,449,067
Morgan Stanley ,
Senior Bond, 3.875%, 1/27/26 .......................... United States 10,000,000 11,157,322
Senior Bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28 ..... United States 10,000,000 11,013,686
31,620,075
Chemicals 2.9%
g
Alpek SAB de CV , Senior Bond , 144A, 4.25% , 9/18/29 ......... Mexico 8,000,000 8,487,600
g
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 10,150,000 9,876,102
g
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 15,600,000 15,872,220
g
CNAC HK Finbridge Co. Ltd. , Senior Note , Reg S, 4.875% , 3/14/25 China 7,800,000 8,328,049
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 10,000,000 9,987,550
g
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 12,500,000 13,107,875
g
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 5,000,000 5,468,750
HB Fuller Co. , Senior Note , 4.25% , 10/15/28 ................. United States 5,000,000 5,097,925
g
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 3,900,000 3,889,919
Methanex Corp. , Senior Note , 5.125% , 10/15/27 .............. Canada 5,000,000 5,286,400
g
SABIC Capital II BV , Senior Bond , 144A, 4.5% , 10/10/28 ........ Saudi Arabia 5,500,000 6,301,845
g
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 4,200,000 4,137,000
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 3,100,000 3,096,125
g
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 8,000,000 8,676,604
Westlake Chemical Corp. , Senior Bond , 3.375% , 6/15/30 ....... United States 2,500,000 2,626,102
g
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 1,400,000 1,465,502
111,705,568
Commercial Services & Supplies 0.3%
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 13,000,000 12,577,500
Communications Equipment 0.3%
g
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 12,652,000 12,889,225
Construction & Engineering 0.1%
g
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 2,600,000 2,662,296

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Construction & Engineering (continued)
g
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn.,
9/30/36 ........................................... United States 1,200,000 $ 856,500
3,518,796
Consumer Finance 0.7%
g
FirstCash, Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 12,700,000 13,066,458
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 3,300,000 3,565,667
Senior Note, 6.625%, 1/15/28 .......................... United States 5,700,000 6,496,176
Senior Note, 4%, 9/15/30 ............................. United States 5,000,000 4,843,750
27,972,051
Containers & Packaging 1.7%
g
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 5,800,000 5,781,962
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 6%, 2/15/25 ........................ United States 3,167,000 3,270,782
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 3,700,000 3,786,343
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................. United States 7,100,000 7,378,675
g
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% ,
4/15/25 ........................................... United States 15,000,000 14,606,250
g
Owens-Brockway Glass Container, Inc. , Senior Note , 144A, 5.875% ,
8/15/23 ........................................... United States 10,000,000 10,837,500
g
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 4,600,000 4,554,138
g
Sealed Air Corp. , Senior Bond , 144A, 5.125% , 12/01/24 ........ United States 11,300,000 12,338,188
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 .................... United States 3,600,000 3,722,318
66,276,156
Diversified Financial Services 0.4%
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 , Senior
Secured Note , 0% , ( BZDIOVRA + 5.75% ), 2/14/24 ........... Brazil 11,513,000 BRL 2,480,598
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 13,000,000 12,836,460
15,317,058
Diversified Telecommunication Services 1.1%
g
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 9,100,000 9,043,125
g
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 2,500,000 2,578,725
g
AT&T, Inc. , Senior Bond , 144A, 3.65% , 9/15/59 ............... United States 4,000,000 3,695,822
Bell Canada, Inc. , Senior Bond , 4.464% , 4/01/48 .............. Canada 1,400,000 1,650,859
g
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 2,000,000 2,037,280
Senior Bond, 144A, 4.5%, 5/01/32 ....................... United States 13,000,000 13,146,250
TELUS Corp. , Senior Bond , 4.6% , 11/16/48 .................. Canada 1,000,000 1,191,395
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 10,600,000 10,670,528
44,013,984
Electric Utilities 1.7%
g
CGNPC International Ltd. , Senior Bond , Reg S, 3.75% , 12/11/27 .. China 3,289,000 3,519,618
Duke Energy Corp. ,
Senior Bond, 2.45%, 6/01/30 ........................... United States 3,800,000 3,789,990
Senior Bond, 3.75%, 9/01/46 ........................... United States 1,600,000 1,655,879

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 13,400,000 $ 15,079,708
Senior Bond, 4.45%, 4/15/46 ........................... United States 1,400,000 1,644,333
Southern Co. (The) , Senior Bond , 3.25% , 7/01/26 ............. United States 9,200,000 9,939,633
g
State Grid Overseas Investment 2016 Ltd. , Senior Bond , 144A,
3.5% , 5/04/27 ...................................... China 15,800,000 17,418,950
g
Three Gorges Finance I Cayman Islands Ltd. , Senior Bond , 144A,
3.15% , 6/02/26 ..................................... China 12,800,000 13,585,154
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ... United States 820,000 1,169,581
67,802,846
Electrical Equipment 0.2%
g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 9,600,000 9,671,520
Electronic Equipment, Instruments & Components 0.4%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 .... United States 5,000,000 4,962,500
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 .................... United States 7,100,000 8,188,342
FLIR Systems, Inc. , Senior Note , 2.5% , 8/01/30 ............... United States 2,100,000 2,092,098
15,242,940
Energy Equipment & Services 0.4%
g
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 6,000,000 5,291,250
g
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 3,800,000 4,173,839
g
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 4,591,000 4,544,378
14,009,467
Entertainment 0.5%
g
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 5,800,000 5,786,138
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 11,800,000 13,327,510
g
Senior Bond, 144A, 4.875%, 6/15/30 ..................... United States 2,000,000 2,322,810
21,436,458
Equity Real Estate Investment Trusts (REITs) 1.5%
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 7,700,000 7,629,911
g
MGM Growth Properties Operating Partnership LP / MGP Finance
Co-Issuer, Inc. , Senior Note , 144A, 3.875% , 2/15/29 .......... United States 3,300,000 3,345,260
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 4,200,000 4,342,422
Senior Bond, 5%, 10/15/27 ............................ United States 5,700,000 6,006,375
Senior Bond, 3.5%, 3/15/31 ............................ United States 4,000,000 3,996,560
g
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 10,200,000 10,838,265
SBA Communications Corp. , Senior Note , 3.875% , 2/15/27 ...... United States 9,000,000 9,219,375
Simon Property Group LP , Senior Bond , 4.25% , 11/30/46 ....... United States 3,000,000 3,377,674
g
VICI Properties LP / VICI Note Co., Inc. ,
Senior Bond, 144A, 4.125%, 8/15/30 ..................... United States 1,300,000 1,321,944
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 7,500,000 7,569,600
57,647,386
Food & Staples Retailing 0.2%
g
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ........... Chile 6,900,000 7,673,904

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 1.4%
B&G Foods, Inc. , Senior Note , 5.25% , 9/15/27 ............... United States 9,000,000 $ 9,325,170
g
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 7,000,000 7,227,500
Kraft Heinz Foods Co. ,
Senior Bond, 4.25%, 3/01/31 ........................... United States 2,000,000 2,207,758
Senior Note, 3.875%, 5/15/27 .......................... United States 11,500,000 12,533,559
g
MHP Lux SA , Senior Note , 144A, 6.95% , 4/03/26 ............. Ukraine 10,500,000 10,782,555
g
Post Holdings, Inc. , Senior Bond , 144A, 4.5% , 9/15/31 ......... United States 13,000,000 12,922,650
54,999,192
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 .... United States 2,800,000 2,780,911
Health Care Providers & Services 1.4%
Anthem, Inc. , Senior Bond , 3.7% , 9/15/49 ................... United States 1,400,000 1,485,080
Centene Corp. ,
g
Senior Note, 144A, 5.375%, 6/01/26 ..................... United States 7,600,000 7,927,180
Senior Note, 4.25%, 12/15/27 .......................... United States 3,000,000 3,148,125
Senior Note, 4.625%, 12/15/29 ......................... United States 2,300,000 2,492,843
Senior Note, 3.375%, 2/15/30 .......................... United States 1,400,000 1,407,007
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 8,000,000 8,371,640
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 3,700,000 3,928,605
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 3,600,000 3,794,400
CVS Health Corp. , Senior Bond , 4.3% , 3/25/28 ............... United States 3,272,000 3,725,667
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 7,300,000 7,400,375
g
Molina Healthcare, Inc. , Senior Note , 144A, 3.875% , 11/15/30 .... United States 2,800,000 2,887,500
Orlando Health Obligated Group , 3.777% , 10/01/28 ............ United States 3,870,000 4,277,994
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ........... United States 2,100,000 2,152,988
52,999,404
Hotels, Restaurants & Leisure 3.4%
g
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 14,000,000 13,668,270
g
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 3,700,000 3,938,465
g
Caesars Resort Collection LLC / CRC Finco, Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 8,800,000 9,279,688
g
Carnival Corp. , Senior Note , 144A, 5.75% , 3/01/27 ............ United States 4,100,000 4,328,083
g
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 2,200,000 2,198,216
g
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 13,200,000 13,381,500
g
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 13,000,000 13,801,144
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ........... United States 8,300,000 8,665,732
MGM Resorts International , Senior Note , 4.75% , 10/15/28 ....... United States 10,000,000 10,561,900
g
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 17,700,000 18,522,873
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 11,700,000 11,977,875
g
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 5,800,000 6,111,837
Yum! Brands, Inc. , Senior Bond , 4.625% , 1/31/32 ............. United States 14,300,000 14,964,235
131,399,818
Household Durables 0.6%
Mohawk Industries, Inc. , Senior Bond , 3.625% , 5/15/30 ......... United States 14,300,000 15,533,631

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
g
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 7,500,000 $ 7,669,388
23,203,019
Household Products 0.9%
g
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 11,000,000 10,958,750
g
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .... United States 13,500,000 13,416,435
g
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 2,200,000 2,165,823
g
Spectrum Brands, Inc. ,
Senior Bond, 144A, 5.5%, 7/15/30 ....................... United States 2,300,000 2,485,437
Senior Bond, 144A, 3.875%, 3/15/31 ..................... United States 4,800,000 4,710,000
33,736,445
Independent Power and Renewable Electricity Producers 1.5%
g
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 4,300,000 4,241,112
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 4,000,000 4,070,420
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 6,500,000 6,417,320
g
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 7,800,000 7,698,132
g
Colbun SA ,
Senior Bond, 144A, 3.95%, 10/11/27 ..................... Chile 7,500,000 8,207,059
Senior Bond, 144A, 3.15%, 3/06/30 ...................... Chile 2,900,000 2,971,091
g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 11,900,000 11,528,125
g
Talen Energy Supply LLC ,
Senior Note, 144A, 10.5%, 1/15/26 ...................... United States 3,000,000 2,762,925
Senior Secured Note, 144A, 7.25%, 5/15/27 ............... United States 10,800,000 11,124,108
59,020,292
Insurance 0.3%
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 ......... United States 10,000,000 10,292,421
Interactive Media & Services 0.4%
g
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 17,100,000 16,771,403
Internet & Direct Marketing Retail 0.3%
JD.com, Inc. , Senior Bond , 3.375% , 1/14/30 ................. China 12,200,000 12,756,349
IT Services 0.9%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 9,200,000 9,085,000
g
Gartner, Inc. , Senior Note , 144A, 4.5% , 7/01/28 ............... United States 7,000,000 7,367,640
g
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 12,000,000 12,375,840
g
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. , Senior
Note , 144A, 6.75% , 6/01/25 ............................ United States 6,000,000 6,118,260
34,946,740
Life Sciences Tools & Services 0.1%
g
Charles River Laboratories International, Inc. ,
Senior Note, 144A, 3.75%, 3/15/29 ...................... United States 2,100,000 2,139,375
Senior Note, 144A, 4%, 3/15/31 ........................ United States 2,200,000 2,271,170
4,410,545
Machinery 0.4%
g
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 7,000,000 7,590,625

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery (continued)
g
Vertical US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 Germany 9,000,000 $ 9,433,170
17,023,795
Marine 0.3%
g
ICTSI Treasury BV , Senior Bond , Reg S, 4.625% , 1/16/23 ....... Philippines 12,000,000 12,726,000
Media 2.9%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 15,900,000 15,771,905
g
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United States 1,300,000 1,363,375
g
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% ,
4/15/28 ........................................... United States 5,200,000 5,361,356
Clear Channel Worldwide Holdings, Inc. ,
Senior Note, 9.25%, 2/15/24 ........................... United States 5,242,000 5,481,743
g
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 3,200,000 3,252,800
g
CSC Holdings LLC , Senior Note , 144A, 5.5% , 5/15/26 .......... United States 16,000,000 16,474,400
g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 4,500,000 2,437,110
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 4,300,000 3,144,375
Fox Corp. , Senior Bond , 3.5% , 4/08/30 ..................... United States 1,400,000 1,503,631
g
Gray Television, Inc. , Senior Note , 144A, 4.75% , 10/15/30 ....... United States 10,300,000 10,312,875
g
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 2,000,000 2,041,920
g
Nexstar Broadcasting, Inc. , Senior Note , 144A, 4.75% , 11/01/28 .. United States 8,000,000 8,160,000
g
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 11,000,000 10,942,800
g
Sinclair Television Group, Inc. ,
Senior Bond, 144A, 5.5%, 3/01/30 ....................... United States 3,900,000 3,885,102
Senior Secured Note, 144A, 4.125%, 12/01/30 ............. United States 7,600,000 7,419,576
g
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 16,000,000 16,291,280
113,844,248
Metals & Mining 1.2%
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 10,200,000 9,996,255
g
CSN Inova Ventures , Senior Note , 144A, 6.75% , 1/28/28 ........ Brazil 8,000,000 8,704,920
g
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 13,300,000 13,833,463
g
Novelis Corp. , Senior Bond , 144A, 5.875% , 9/30/26 ........... United States 14,000,000 14,622,160
47,156,798
Multiline Retail 0.0%
b,e,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 10,437,480 —
b,e,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 3,376,654 —
—
Multi-Utilities 0.2%
Dominion Energy, Inc. , C , Senior Note , 3.375% , 4/01/30 ........ United States 7,800,000 8,411,510
Oil, Gas & Consumable Fuels 5.3%
g
Aker BP ASA ,
Senior Bond, 144A, 4%, 1/15/31 ........................ Norway 4,400,000 4,666,888
Senior Note, 144A, 4.75%, 6/15/24 ...................... Norway 5,900,000 6,053,964

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
g
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 1,700,000 $ 1,911,021
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 2,600,000 2,822,820
Apache Corp. ,
Senior Note, 4.625%, 11/15/25 ......................... United States 5,600,000 5,922,000
Senior Note, 4.875%, 11/15/27 ......................... United States 5,000,000 5,283,750
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 .. Canada 3,700,000 3,745,564
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 6,400,000 7,330,896
g
Cheniere Energy Partners LP , Senior Note , 144A, 4% , 3/01/31 ... United States 12,000,000 12,225,000
g
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 6,000,000 6,967,710
g
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 15,200,000 15,733,824
g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 3,100,000 3,178,384
g
CVR Energy, Inc. , Senior Note , 144A, 5.25% , 2/15/25 .......... United States 5,000,000 5,031,250
Energy Transfer LP , Senior Bond , 4.05% , 3/15/25 ............. United States 1,300,000 1,408,618
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 10,900,000 10,913,625
g
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 1,700,000 1,759,500
e,g
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 11,037,421 9,402,656
Enterprise Products Operating LLC , Senior Bond , 4.8% , 2/01/49 .. United States 1,200,000 1,403,317
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 6,500,000 6,711,445
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 2,000,000 2,039,710
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 3,608,495 3,775,388
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 16,387,122 16,960,671
MPLX LP , Senior Note , 2.65% , 8/15/30 ..................... United States 15,000,000 14,824,878
g
Oasis Midstream Partners LP / OMP Finance Corp. , Senior Note ,
144A, 8% , 4/01/29 ................................... United States 5,200,000 5,328,492
Occidental Petroleum Corp. ,
Senior Bond, 8.875%, 7/15/30 .......................... United States 6,800,000 8,746,500
Senior Bond, 6.125%, 1/01/31 .......................... United States 5,900,000 6,571,125
Senior Bond, 6.45%, 9/15/36 ........................... United States 5,000,000 5,687,600
g
Rattler Midstream LP , Senior Note , 144A, 5.625% , 7/15/25 ...... United States 8,200,000 8,657,765
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30 United States 10,000,000 11,273,348
g
Sunoco LP / Sunoco Finance Corp. , Senior Note , 144A, 4.5% ,
5/15/29 ........................................... United States 12,000,000 12,135,000
208,472,709
Paper & Forest Products 0.2%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ........... Brazil 7,100,000 7,278,281
Personal Products 0.2%
g,h
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 3,100,000 3,113,485
g
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 2,900,000 2,787,523
5,901,008
Pharmaceuticals 1.5%
g
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 4,000,000 4,012,000
Senior Note, 144A, 5%, 2/15/29 ........................ United States 4,000,000 4,011,160
g
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 11,700,000 13,248,152

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
g
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 6,580,000 $ 6,983,025
Senior Note, 144A, 6%, 6/30/28 ........................ United States 6,537,000 4,976,978
g
Organon Finance 1 LLC ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 7,300,000 7,583,605
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 10,100,000 10,359,974
g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 1,716,000 1,808,235
g
Royalty Pharma plc , Senior Bond , 144A, 3.3% , 9/02/40 ......... United States 5,300,000 5,136,754
58,119,883
Real Estate Management & Development 0.8%
g
China Overseas Finance Cayman VI Ltd. , Senior Bond , Reg S,
5.95% , 5/08/24 ..................................... China 7,500,000 8,478,291
g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 8,000,000 8,475,000
g
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 5,300,000 5,367,098
g
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 10,000,000 10,592,500
32,912,889
Road & Rail 0.6%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 .................... United States 1,600,000 1,802,643
g
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 14,900,000 20,040,500
21,843,143
Semiconductors & Semiconductor Equipment 0.2%
g
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 7,300,000 7,523,957
Software 0.5%
i
Anagram, Inc. , FRN , 10% , 8/15/26 ........................ United States 640,432 627,090
g
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 4,200,000 4,438,875
g
NortonLifeLock, Inc. , Senior Note , 144A, 5% , 4/15/25 .......... United States 7,500,000 7,611,750
g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 8,600,000 8,716,100
21,393,815
Specialty Retail 0.7%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ............... United States 1,900,000 2,217,733
L Brands, Inc. ,
Senior Bond, 5.25%, 2/01/28 ........................... United States 5,500,000 6,036,250
g
Senior Bond, 144A, 6.625%, 10/01/30 .................... United States 1,600,000 1,845,968
g
Lithia Motors, Inc. , Senior Bond , 144A, 4.375% , 1/15/31 ........ United States 5,000,000 5,272,975
g
Magic Mergeco, Inc. ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 6,100,000 6,275,375
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 2,700,000 2,737,125
g,i
Party City Holdings, Inc. , 144A, FRN, 5.75% , ( 6-month USD LIBOR
+ 5% ), 7/15/25 ...................................... United States 1,153,545 1,055,494
25,440,920
Thrifts & Mortgage Finance 0.7%
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 .......... United States 7,000,000 7,393,750
g
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 9,000,000 9,495,000
g
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 11,400,000 11,863,809
28,752,559

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco 0.4%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................ United States 12,400,000 $ 12,932,415
BAT Capital Corp. , Senior Bond , 4.54% , 8/15/47 .............. United Kingdom 600,000 591,903
g
Imperial Brands Finance plc , Senior Bond , 144A, 3.875% , 7/26/29 . United Kingdom 2,200,000 2,349,499
15,873,817
Trading Companies & Distributors 1.0%
g
Beacon Roofing Supply, Inc. , Senior Note , 144A, 4.875% , 11/01/25 United States 9,000,000 9,219,285
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 13,600,000 13,294,000
g
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 5,300,000 5,613,919
g
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 4,700,000 5,081,875
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 5,500,000 6,111,875
39,320,954
Wireless Telecommunication Services 1.2%
e,g
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 1,151,888 964,361
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ... United States 8,000,000 8,866,800
Sprint Communications, Inc. , Senior Note , 6% , 11/15/22 ........ United States 10,000,000 10,688,950
T-Mobile USA, Inc. ,
Senior Note, 5.125%, 4/15/25 .......................... United States 6,000,000 6,121,890
g
Senior Secured Bond, 144A, 3.875%, 4/15/30 .............. United States 13,400,000 14,613,370
g
Senior Secured Bond, 144A, 3.3%, 2/15/51 ................ United States 4,800,000 4,483,032
45,738,403
Total Corporate Bonds (Cost $1,885,126,250) ...................................
1,909,550,193
a
h,j
Senior Floating Rate Interests 1.2%
Aerospace & Defense 0.2%
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.703%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 5,151,206 5,020,751
B2, 3.703%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 2,769,465 2,699,329
7,720,080
a a a a a a
Diversified Consumer Services 0.2%
KUEHG Corp., Term Loan , B3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 7,118,368 7,041,454
Entertainment 0.2%
Diamond Sports Group LLC, Term Loan , 3.37% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 2,955,000 2,123,109
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC), First Lien, Term Loan , B1 , 2.903% , ( 1-month USD
LIBOR + 2.75%; 3-month USD LIBOR + 2.75% ), 5/18/25 ...... United States 7,243,210 7,089,328
9,212,437
a a a a a a
Leisure Products 0.2%
i
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 7,973,475 7,687,785
Media 0.2%
Cengage Learning, Inc., 2016 Refinancing Term Loan , 5.25% ,
( 2-month USD LIBOR + 4.25%; 3-month USD LIBOR + 4.25% ),
6/07/23 ........................................... United States 6,982,556 6,961,817

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,j
Senior Floating Rate Interests
(continued)
Personal Products 0.2%
Coty, Inc., USD Term Loan , B , 2.36% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 8,076,723 $ 7,767,546
Software 0.0%
b,k
WorkCapital BSD SARL, Term Loan , 6.5% , 11/02/22 ........... United States 20,000,000 —
Total Senior Floating Rate Interests (Cost $65,993,905) ..........................
46,391,119
l
Marketplace Loans 0.2%
Diversified Financial Services 0.2%
b
Lending Club - LCX PM, 6.74% - 23.99%, 9/04/23 - 2/01/26 ..... United States 3,983,499 3,803,578
b
Lending Club - LCX, 5% - 25.65%, 5/31/22 - 3/17/25 ........... United States 3,188,552 2,905,410
b
Prosper, 11.99% - 23.2%, 11/12/23 - 10/12/26 ................ United States 219,884 213,105
b
Upgrade, 14.19% - 30.51%, 11/05/22 - 2/11/25 ............... United States 1,373,510 1,261,454
8,183,547
a a a a a a
Total Marketplace Loans (Cost $8,579,271) .....................................
8,183,547
m
Loan Participations and Assignments 0.4%
g
Russian Railways Via RZD Capital plc, Senior Bond, Reg S, 5.7%,
4/05/22 ........................................... Russia 14,600,000 15,220,062
Total Loan Participations and Assignments (Cost $14,899,741) ...................
15,220,062
Foreign Government and Agency Securities 15.3%
g
African Export-Import Bank (The), Senior Bond, 144A, 3.994%,
9/21/29 ........................................... Supranational
n
19,100,000 20,040,102
g
Angola Government Bond, Senior Bond, 144A, 8.25%, 5/09/28 ... Angola 26,800,000 27,604,000
g
Banque Centrale de Tunisie, Senior Note, Reg S, 5.625%, 2/17/24 Tunisia 24,800,000 EUR 28,413,790
g
Banque Ouest Africaine de Developpement, Senior Bond, 144A, 5%,
7/27/27 ........................................... Supranational
n
11,500,000 12,736,940
g
Belarus Government Bond ,
Senior Bond, 144A, 7.625%, 6/29/27 ..................... Belarus 11,400,000 11,858,223
Senior Bond, 144A, 6.2%, 2/28/30 ....................... Belarus 12,300,000 11,758,493
Brazil Notas do Tesouro Nacional ,
10%, 1/01/23 ....................................... Brazil 34,402,000 BRL 6,695,078
o
Index Linked, 6%, 5/15/23 ............................. Brazil 68,632,142 BRL 13,703,550
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 14,000,000 15,002,400
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 55,750,000,000 COP 18,427,495
Senior Bond, 4.5%, 3/15/29 ............................ Colombia 2,800,000 3,058,468
Senior Bond, 5%, 6/15/45 ............................. Colombia 20,700,000 22,106,151
g
Dominican Republic Government Bond, Senior Note, 144A, 8.9%,
2/15/23 ...........................................
Dominican
Republic 838,300,000 DOP 15,408,190
Ecopetrol SA, Senior Bond, 4.125%, 1/16/25 ................. Colombia 8,200,000 8,751,778
f,g
Electricite de France SA ,
Junior Sub. Bond, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual .......................................... France 25,000,000 26,196,750
Junior Sub. Bond, 144A, 5.625% to 1/22/24, FRN thereafter,
Perpetual .......................................... France 5,000,000 5,387,500
Equinor ASA, Senior Bond, 2.375%, 5/22/30 ................. Norway 7,000,000 7,085,175
g
Export-Import Bank of India, Senior Bond, 144A, 3.875%, 2/01/28 . India 16,000,000 17,086,959
g
Gabon Government Bond ,
144A, 6.375%, 12/12/24 ............................... Gabon 8,243,918 8,725,775
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 17,150,000 17,301,160
g
Indonesia Asahan Aluminium Persero PT, Senior Bond, 144A,
5.45%, 5/15/30 ..................................... Indonesia 13,800,000 15,905,121

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia Government Bond ,
FR34, 12.8%, 6/15/21 ................................ Indonesia 64,210,000,000 IDR $ 4,497,367
FR39, 11.75%, 8/15/23 ............................... Indonesia 29,150,000,000 IDR 2,310,488
FR44, 10%, 9/15/24 .................................. Indonesia 8,340,000,000 IDR 655,838
FR56, 8.375%, 9/15/26 ............................... Indonesia 215,988,000,000 IDR 16,696,493
g
Senior Bond, 144A, 4.35%, 1/08/27 ...................... Indonesia 8,100,000 9,152,028
g
Senior Bond, 144A, 3.85%, 7/18/27 ...................... Indonesia 22,000,000 24,334,718
g
Senior Bond, 144A, 4.625%, 4/15/43 ..................... Indonesia 7,000,000 7,899,885
g
Iraq Government Bond, Senior Bond, 144A, 5.8%, 1/15/28 ...... Iraq 23,975,000 23,197,011
g
Israel Electric Corp. Ltd., Senior Secured Bond, 144A, Reg S, 4.25%,
8/14/28 ........................................... Israel 9,200,000 10,240,980
g
Kazakhstan Government Bond, Senior Bond, 144A, 4.875%,
10/14/44 .......................................... Kazakhstan 17,700,000 21,706,926
Mexico Government Bond ,
Senior Bond, 4.15%, 3/28/27 ........................... Mexico 28,700,000 32,197,812
Senior Bond, 3.75%, 1/11/28 ........................... Mexico 4,000,000 4,340,300
Senior Bond, 4.75%, 4/27/32 ........................... Mexico 6,400,000 7,206,400
Peru Government Bond, Senior Bond, 6.55%, 3/14/37 .......... Peru 8,600,000 11,569,623
Petroleos Mexicanos, Senior Bond, 6.625%, 6/15/35 ........... Mexico 6,500,000 6,291,187
g
Russia Government Bond ,
Senior Bond, Reg S, 4.75%, 5/27/26 ..................... Russia 12,000,000 13,564,056
Senior Bond, 144A, 5.625%, 4/04/42 ..................... Russia 5,800,000 7,324,124
South Africa Government Bond ,
p
Senior Bond, 5.875%, 6/22/30 .......................... South Africa 6,500,000 7,186,725
Senior Bond, 7%, 2/28/31 ............................. South Africa 185,000,000 ZAR 10,597,709
Turkey Government Bond, Senior Bond, 4.875%, 10/09/26 ...... Turkey 8,000,000 7,670,000
g
Turkiye Vakiflar Bankasi TAO, Covered Note, Reg S, 2.375%,
5/04/21 ........................................... Turkey 3,900,000 EUR 4,688,970
g
Ukraine Government Bond ,
Senior Note, 144A, 7.75%, 9/01/23 ....................... Ukraine 4,355,000 4,642,840
Senior Note, 144A, 7.75%, 9/01/24 ....................... Ukraine 4,355,000 4,684,425
Senior Bond, 144A, 7.375%, 9/25/32 ..................... Ukraine 6,000,000 6,078,150
q
VRI, GDP Linked Securi ty, Senior Bond, 144A, 5/31/40 ....... Ukraine 9,990,000 10,573,466
o
Uruguay Government Bond, Index Linked, Senior Bond, 3.7%,
6/26/37 ........................................... Uruguay 953,182,061 UYU 24,445,282
Total Foreign Government and Agency Securities (Cost $605,000,578) ............
597,005,901
U.S. Government and Agency Securities 2.9%
U.S. Treasury Bonds ,
7.125%, 2/15/23 ..................................... United States 3,000,000 3,375,117
6.25%, 8/15/23 ..................................... United States 4,000,000 4,552,500
6.875%, 8/15/25 ..................................... United States 1,000,000 1,262,773
U.S. Treasury Notes ,
1.5%, 11/30/21 ...................................... United States 30,000,000 30,254,870
o
0.125%, 7/15/24 ..................................... United States 10,340,000 12,451,562
0.25%, 6/30/25 ..................................... United States 41,000,000 40,336,152
o
0.375%, 7/15/25 ..................................... United States 17,700,000 21,786,447
Total U.S. Government and Agency Securities (Cost $110,227,779) ................
114,019,421
Asset-Backed Securities 8.3%
Airlines 0.1%
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 ..
United States 1,164,600 1,218,378

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Consumer Finance 0.5%
r
Citibank Credit Card Issuance Trust , 2017-A7 , A7 , FRN , 0.48% ,
( 1-month USD LIBOR + 0.37% ), 8/08/24 .................. United States 20,069,000 $ 20,171,757
Diversified Financial Services 7.7%
g,r
AMMC CLO XI Ltd. , 2012-11A , CR2 , 144A, FRN , 2.086% , ( 3-month
USD LIBOR + 1.9% ), 4/30/31 ........................... United States 1,000,000 976,333
g,r
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.838% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 17,500,000 17,280,897
g,r
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.338% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 6,300,000 6,166,974
g,r
BlueMountain CLO Ltd. ,
2012-2A, BR2, 144A, FRN, 1.632%, (3-month USD LIBOR +
1.45%), 11/20/28 .................................... United States 6,710,000 6,717,864
2012-2A, CR2, 144A, FRN, 2.182%, (3-month USD LIBOR + 2%),
11/20/28 .......................................... United States 2,730,000 2,703,005
2014-2A, CR2, 144A, FRN, 2.388%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 3,800,000 3,810,292
2016-3A, CR, 144A, FRN, 2.394%, (3-month USD LIBOR + 2.2%),
11/15/30 .......................................... United States 300,000 300,759
2018-1A, D, 144A, FRN, 3.236%, (3-month USD LIBOR + 3.05%),
7/30/30 ........................................... United States 5,000,000 4,785,575
g,r
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 .................... Ireland 6,200,000 EUR 7,487,012
g,r
BlueMountain Fuji US CLO III Ltd. , 2017-3A , C , 144A, FRN , 1.884% ,
( 3-month USD LIBOR + 1.7% ), 1/15/30 ................... United States 1,250,000 1,226,963
g,r
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 1.688% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 3,500,000 3,491,305
g,r
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 2.284% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 .................. United States 9,730,950 9,745,000
g,r
Carlyle Global Market Strategies CLO Ltd. ,
2013-3A, BR, 144A, FRN, 1.884%, (3-month USD LIBOR + 1.7%),
10/15/30 .......................................... United States 300,000 294,002
2014-2RA, B, 144A, FRN, 2.019%, (3-month USD LIBOR +
1.825%), 5/15/31 .................................... United States 580,000 572,631
2014-4RA, C, 144A, FRN, 3.084%, (3-month USD LIBOR + 2.9%),
7/15/30 ........................................... United States 3,000,000 2,833,590
g,r
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.384% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 12,000,000 11,787,212
g
CF Hippolyta LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 .......... United States 4,094,285 4,155,785
g,s
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-14, PT, 144A, FRN, 9.597%, 9/16/41 ................. United States 586,803 573,653
b
2018-29, PT, 144A, FRN, 31.791%, 12/15/43 ............... United States 931,915 923,337
2019-26, PT, 144A, FRN, 23.345%, 8/15/44 ................ United States 3,660,756 3,622,710
2019-31, PT, 144A, FRN, 23.325%, 9/15/44 ................ United States 3,358,053 3,291,749
2019-37, PT, 144A, FRN, 26.381%, 10/17/44 ............... United States 3,409,616 3,321,342
2019-42, PT, 144A, FRN, 22.361%, 11/15/44 ............... United States 3,786,737 3,741,605
2019-51, PT, 144A, FRN, 18.534%, 1/15/45 ................ United States 4,217,620 4,169,664
2019-52, PT, 144A, FRN, 17.047%, 1/15/45 ................ United States 4,155,060 4,136,355
2019-S1, PT, 144A, FRN, 19.425%, 4/15/44 ................ United States 2,219,462 2,158,848
2019-S2, PT, 144A, FRN, 16.111%, 5/16/44 ................ United States 1,796,944 1,778,230
2019-S3, PT, 144A, FRN, 16.022%, 6/15/44 ................ United States 2,425,930 2,391,570
2019-S4, PT, 144A, FRN, 14.705%, 8/15/44 ................ United States 2,835,940 2,799,660
2019-S5, PT, 144A, FRN, 15.275%, 9/15/44 ................ United States 2,803,811 2,767,901
2019-S6, PT, 144A, FRN, 13.945%, 10/17/44 ............... United States 2,778,002 2,696,128
2019-S7, PT, 144A, FRN, 12.842%, 12/15/44 ............... United States 2,337,753 2,279,098
2019-S8, PT, 144A, FRN, 12.006%, 1/15/45 ................ United States 3,023,973 2,935,215
2020-2, PT, 144A, FRN, 17.867%, 3/15/45 ................. United States 4,001,920 3,969,843

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,s
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2020-7, PT, 144A, FRN, 18.379%, 4/17/45 ................. United States 2,510,132 $ 2,458,165
s
CWABS Asset-Backed Certificates Trust , 2005-11 , AF4 , FRN , 5.21% ,
3/25/34 ........................................... United States 99,946 99,883
g,r
Dryden 38 Senior Loan Fund , 2015-38A , CR , 144A, FRN , 2.184% ,
( 3-month USD LIBOR + 2% ), 7/15/30 ..................... United States 7,186,000 7,198,683
g,r
Dryden 42 Senior Loan Fund , 2016-42A , DR , 144A, FRN , 3.114% ,
( 3-month USD LIBOR + 2.93% ), 7/15/30 .................. United States 8,400,000 8,380,018
g,r
Dryden 55 CLO Ltd. , 2018-55A , D , 144A, FRN , 3.034% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 .......................... United States 3,000,000 2,930,442
g,r
Galaxy XVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 2.134% , ( 3-month
USD LIBOR + 1.95% ), 7/15/31 .......................... United States 3,070,000 3,063,860
g,r
Galaxy XXVII CLO Ltd. , 2018-27A , C , 144A, FRN , 1.994% , ( 3-month
USD LIBOR + 1.8% ), 5/16/31 ........................... United States 3,600,000 3,599,915
g,r
HPS Loan Management Ltd. , 13A-18 , C , 144A, FRN , 2.334% ,
( 3-month USD LIBOR + 2.15% ), 10/15/30 ................. United States 4,950,000 4,954,178
g,r
LCM XVII LP ,
17A, BRR, 144A, FRN, 1.784%, (3-month USD LIBOR + 1.6%),
10/15/31 .......................................... United States 4,590,000 4,558,437
17A, CRR, 144A, FRN, 2.284%, (3-month USD LIBOR + 2.1%),
10/15/31 .......................................... United States 4,240,000 4,229,423
g,r
LCM XVIII LP , 18A , DR , 144A, FRN , 2.988% , ( 3-month USD LIBOR
+ 2.8% ), 4/20/31 .................................... United States 6,860,000 6,527,878
g,r
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A, FRN , 1.7% ,
( 3-month EURIBOR + 1.7% ), 4/15/32 ..................... Ireland 4,100,000 EUR 4,948,639
g,s
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 13,252,556 13,879,095
g,r
Neuberger Berman CLO XVIII Ltd. , 2014-18A , CR2 , 144A, FRN ,
3.186% , ( 3-month USD LIBOR + 3% ), 10/21/30 ............. United States 500,000 490,190
g,r
Neuberger Berman CLO XXII Ltd. , 2016-22A , CR , 144A, FRN ,
2.39% , ( 3-month USD LIBOR + 2.2% ), 10/17/30 ............. United States 2,129,630 2,132,337
g,r
NZCG Funding Ltd. , 2015-1A , A2R , 144A, FRN , 1.74% , ( 3-month
USD LIBOR + 1.55% ), 2/26/31 .......................... United States 15,500,000 15,498,735
g,r
Octagon Investment Partners 28 Ltd. ,
2016-1A, A2R, 144A, FRN, 1.626%, (3-month USD LIBOR +
1.45%), 10/24/30 .................................... United States 5,000,000 5,004,892
2016-1A, BR, 144A, FRN, 1.976%, (3-month USD LIBOR + 1.8%),
10/24/30 .......................................... United States 3,914,730 3,924,722
g,r
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
1.154% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 ............ United States 7,475,000 7,464,720
g,r
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A, FRN ,
3.026% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 ............ United States 4,000,000 3,962,623
g,r
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A, FRN ,
3.138% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 ............ United States 5,000,000 4,873,238
g,r
Octagon Investment Partners XVI Ltd. , 2013-1A , DR , 144A, FRN ,
3.19% , ( 3-month USD LIBOR + 3% ), 7/17/30 ............... United States 6,000,000 6,011,446
g,r
Octagon Investment Partners XXIII Ltd. , 2015-1A , BR , 144A, FRN ,
1.384% , ( 3-month USD LIBOR + 1.2% ), 7/15/27 ............. United States 4,590,000 4,593,335
g,s
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 2,543,326 2,517,390
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 2,884,030 2,834,586
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 804,524 811,780
g,r
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 2.384% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 ............................... United States 14,100,000 13,962,379
g,s
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 11.995%, 6/15/25 ................ United States 1,369,729 1,232,230

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,s
Upgrade Master Pass-Thru Trust, (continued)
2019-PT2, A, 144A, FRN, 15.25%, 2/15/26 ................. United States 2,209,787 $ 2,210,783
g,r
Voya CLO Ltd. ,
2013-2A, A2AR, 144A, FRN, 1.576%, (3-month USD LIBOR +
1.4%), 4/25/31 ...................................... United States 2,200,000 2,193,468
2013-2A, BR, 144A, FRN, 2.026%, (3-month USD LIBOR +
1.85%), 4/25/31 ..................................... United States 5,770,000 5,691,512
2014-1A, CR2, 144A, FRN, 2.99%, (3-month USD LIBOR + 2.8%),
4/18/31 ........................................... United States 8,000,000 7,733,270
2015-2A, BR, 144A, FRN, 1.673%, (3-month USD LIBOR + 1.5%),
7/23/27 ........................................... United States 9,290,000 9,292,323
2016-1A, BR, 144A, FRN, 1.988%, (3-month USD LIBOR + 1.8%),
1/20/31 ........................................... United States 590,000 580,726
301,737,408
a a a a a a
Total Asset-Backed Securities (Cost $321,835,364) ..............................
323,127,543
Commercial Mortgage-Backed Securities 0.0%
Diversified Financial Services 0.0%
†
s
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 2,336,688 2,103,603
Total Commercial Mortgage-Backed Securities (Cost $2,251,544) .................
2,103,603
Mortgage-Backed Securities 3.1%
t
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 10,287 10,247
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Gold Pools, 15 Year, 5%, 7/01/22 ................... United States 9,707 10,194
FHLMC Gold Pools, 20 Year, 5%, 5/01/27 - 5/01/30 ............ United States 208,324 232,021
FHLMC Gold Pools, 20 Year, 6.5%, 10/01/21 ................. United States 326 366
FHLMC Gold Pools, 20 Year, 7%, 9/01/21 ................... United States 198 199
FHLMC Gold Pools, 30 Year, 4.5%, 10/01/40 ................. United States 89,345 100,971
FHLMC Gold Pools, 30 Year, 5%, 3/01/34 - 2/01/38 ............ United States 461,323 527,125
FHLMC Gold Pools, 30 Year, 5.5%, 6/01/33 - 6/01/36 .......... United States 570,673 654,065
FHLMC Gold Pools, 30 Year, 6%, 6/01/33 - 6/01/37 ............ United States 206,056 235,695
FHLMC Gold Pools, 30 Year, 6.5%, 12/01/25 - 6/01/36 ......... United States 63,814 73,777
FHLMC Gold Pools, 30 Year, 7%, 4/01/28 - 8/01/32 ............ United States 12,242 12,912
FHLMC Gold Pools, 30 Year, 7.5%, 1/01/26 - 1/01/31 .......... United States 3,364 3,993
FHLMC Gold Pools, 30 Year, 8%, 11/01/25 - 1/01/26 ........... United States 51 52
FHLMC Gold Pools, 30 Year, 9%, 12/01/24 .................. United States 36 39
1,851,409
t
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 2.331%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 79,490 81,182
Federal National Mortgage Association (FNMA) Fixed Rate 2.6%
FNMA, 15 Year, 2.5%, 7/01/27 ........................... United States 145,272 152,369
FNMA, 15 Year, 5.5%, 4/01/22 ........................... United States 1,107 1,114
FNMA, 20 Year, 4.5%, 3/01/28 ........................... United States 40,137 43,726
FNMA, 20 Year, 5%, 9/01/23 - 6/01/31 ...................... United States 262,693 292,511
FNMA, 30 Year, 3%, 9/01/48 - 4/01/51 ...................... United States 25,176,409 26,588,405
FNMA, 30 Year, 4.5%, 2/01/41 ........................... United States 224,718 252,557
FNMA, 30 Year, 5%, 10/01/35 ............................ United States 482,934 558,477
FNMA, 30 Year, 5.5%, 9/01/33 - 12/01/35 ................... United States 714,889 822,701
FNMA, 30 Year, 6%, 6/01/34 - 5/01/38 ...................... United States 1,622,031 1,881,075
FNMA, 30 Year, 6.5%, 3/01/28 - 10/01/37 ................... United States 216,323 249,962

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 7.5%, 10/01/29 ........................... United States 3,666 $ 4,301
FNMA, 30 Year, 8%, 1/01/25 - 5/01/26 ...................... United States 1,548 1,712
u
FNMA, Single-family, 15 Year, 2%, 5/25/36 .................. United States 14,514,000 14,993,076
u
FNMA, Single-family, 30 Year, 2%, 5/25/51 .................. United States 19,610,000 19,806,100
u
FNMA, Single-family, 30 Year, 2.5%, 5/25/51 ................. United States 34,852,000 36,158,949
101,807,035
Government National Mortgage Association (GNMA) Fixed Rate 0.4%
GNMA I, 30 Year, 8%, 2/15/25 ............................ United States 21 22
GNMA I, Single-family, 30 Year, 5%, 6/15/34 - 7/15/34 .......... United States 76,331 87,225
GNMA I, Single-family, 30 Year, 5.5%, 2/15/33 - 6/15/36 ........ United States 259,371 294,921
GNMA I, Single-family, 30 Year, 6%, 8/15/36 ................. United States 15,726 18,610
GNMA I, Single-family, 30 Year, 6.5%, 2/15/29 - 3/15/32 ........ United States 4,306 4,818
GNMA I, Single-family, 30 Year, 7%, 11/15/27 - 5/15/28 ......... United States 4,852 4,875
GNMA I, Single-family, 30 Year, 7.5%, 9/15/23 - 5/15/27 ........ United States 465 479
GNMA I, Single-family, 30 Year, 8%, 7/15/26 - 9/15/27 .......... United States 2,404 2,499
GNMA I, Single-family, 30 Year, 8.5%, 8/15/24 ................ United States 32 33
GNMA I, Single-family, 30 Year, 9%, 1/15/25 ................. United States 116 116
GNMA I, Single-family, 30 Year, 9.5%, 6/15/25 ................ United States 283 284
u
GNMA II, Single-family, 30 Year, 2%, 5/15/51 ................. United States 7,714,000 7,871,896
u
GNMA II, Single-family, 30 Year, -, 2.5%, 5/15/51 .............. United States 7,651,000 7,953,454
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 128,009 146,526
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 ............... United States 66,904 78,595
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 69,737 81,920
GNMA II, Single-family, 30 Year, 6.5%, 7/20/28 - 12/20/31 ....... United States 38,573 44,717
GNMA II, Single-family, 30 Year, 7.5%, 4/20/32 ............... United States 13,779 15,749
16,606,739
Total Mortgage-Backed Securities (Cost $118,213,962) ...........................
120,356,612
Municipal Bonds 2.1%
California 0.3%
City of San Francisco, Public Utilities Commission Water, Revenue,
2019 A, Refunding, 3.473%, 11/01/43 ..................... United States 2,310,000 2,447,749
San Bernardino Community College District, GO, 2019 A-1, 3.271%,
8/01/39 ........................................... United States 2,160,000 2,260,825
San Diego County Regional Transportation Commission, Revenue,
2019 A, Refunding, 3.248%, 4/01/48 ..................... United States 2,360,000 2,437,079
San Jose Redevelopment Agency Successor Agency, Tax Allocation,
Senior Lien, 2017A-T, Refunding, 3.25%, 8/01/29 ............ United States 5,675,000 6,163,673
13,309,326
Colorado 0.1%
Metro Wastewater Reclamation District, Revenue, 2019 B,
Refunding, 3.158%, 4/01/41 ............................ United States 4,880,000 5,107,902
Hawaii 0.0%
†
City & County Honolulu, Wastewater System, Revenue, 2019 B,
Refunding, 2.585%, 7/01/28 ............................ United States 1,180,000 1,235,586
Illinois 0.2%
State of Illinois, GO, 2003, 5.1%, 6/01/33 ...................
United States 6,960,000 7,944,473
Massachusetts 0.1%
Massachusetts School Building Authority, Revenue, 2019 B,
Refunding, 3.395%, 10/15/40 ........................... United States 2,905,000 3,058,982

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority, Revenue, 2019 B,
Refunding, 4.131%, 6/15/42 ............................ United States 3,535,000 $ 3,764,524
State of New Jersey, GO, 2020 A, 3%, 6/01/32 ...............
United States 6,730,000 7,639,635
11,404,159
New York 0.2%
Metropolitan Transportation Authority, Revenue, 2020 E, Refunding,
4%, 11/15/45 ....................................... United States 5,340,000 6,101,879
New York State Dormitory Authority, State University of New York,
Revenue, 2019B, Refunding, 3.142%, 7/01/43 .............. United States 3,145,000 3,182,987
9,284,866
Ohio 0.1%
State of Ohio, Cleveland Clinic Health System Obligated Group,
Revenue, 2019G, Refunding, 3.276%, 1/01/42 .............. United States 1,975,000 2,096,963
Oregon 0.1%
State of Oregon, Department of Transportation, Revenue, Senior
Lien, 2019 B, Refunding, 3.168%, 11/15/38 ................ United States 3,930,000 4,177,645
Pennsylvania 0.2%
University of Pittsburgh-of the Commonwealth System of Higher
Education, Revenue, 2017 C, Refunding, 3.005%, 9/15/41 ..... United States 5,500,000 5,629,136
Texas 0.3%
State of Texas, GO, 2019, Refunding, 3.211%, 4/01/44 .........
United States 5,895,000 6,211,322
Texas State University System ,
Revenue, 2019 B, Refunding, 2.938%, 3/15/33 ..............
United States 2,315,000 2,418,841
Revenue, 2019 B, Refunding, 3.289%, 3/15/40 ..............
United States 1,965,000 2,017,017
10,647,180
Utah 0.2%
Salt Lake City Corp., Revenue, 2019B, Refunding, 3.102%, 4/01/38
United States 2,750,000 2,891,624
Utah Transit Authority, Revenue, Senior Lien, 2019 B, Refunding,
3.443%, 12/15/42 .................................... United States 3,930,000 4,132,565
7,024,189
Total Municipal Bonds (Cost $75,787,867) ......................................
80,920,407
Residential Mortgage-Backed Securities 8.7%
Capital Markets 0.0%
†
r
Merrill Lynch Mortgage Investors Trust , 2005-A6 , 2A3 , FRN , 0.866% ,
( 1-month USD LIBOR + 0.76% ), 8/25/35 .................. United States 128,119 128,549
Diversified Financial Services 0.7%
g
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 5,260,660 5,414,993
s
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 6,825,076 7,142,395
g,s
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 4,099,083 4,169,996
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 5,710,413 5,848,262
g,s
Provident Funding Mortgage Trust ,
2019-1, A2, 144A, FRN, 3%, 12/25/49 .................... United States 3,098,982 3,141,196
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 1,534,969 1,540,728
27,257,570
a a a a a a

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance 8.0%
r
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.356%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 7,975,712 $ 8,133,183
2014-DN2, M3, FRN, 3.706%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 14,643,335 14,626,096
2014-DN3, M3, FRN, 4.106%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 493,156 503,988
2014-DN4, M3, FRN, 4.656%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 5,611,609 5,755,987
2014-HQ1, M3, FRN, 4.206%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 845,212 854,426
2014-HQ3, M3, FRN, 4.856%, (1-month USD LIBOR + 4.75%),
10/25/24 .......................................... United States 1,433,413 1,448,988
2015-DNA1, M3, FRN, 3.406%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 1,781,603 1,812,601
2015-DNA3, M3, FRN, 4.806%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 16,929,082 17,559,045
2015-HQA1, M3, FRN, 4.806%, (1-month USD LIBOR + 4.7%),
3/25/28 ........................................... United States 13,566,006 14,054,370
2016-DNA2, M3, FRN, 4.756%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 12,253,752 12,827,716
2017-DNA1, M2, FRN, 3.356%, (1-month USD LIBOR + 3.25%),
7/25/29 ........................................... United States 6,923,014 7,194,742
2017-DNA2, M2, FRN, 3.556%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 5,868,312 6,101,003
2017-DNA3, M2, FRN, 2.606%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 26,312,269 26,939,401
2017-HQA1, M2, FRN, 3.656%, (1-month USD LIBOR + 3.55%),
8/25/29 ........................................... United States 23,755,258 24,572,757
2017-HQA2, M2, FRN, 2.756%, (1-month USD LIBOR + 2.65%),
12/25/29 .......................................... United States 2,644,604 2,707,313
r
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.356%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 8,011,879 8,356,901
2014-C01, M2, FRN, 4.506%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 9,810,659 10,018,488
2014-C02, 1M2, FRN, 2.706%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 8,264,465 8,272,141
2014-C03, 1M2, FRN, 3.106%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 18,716,553 18,863,940
2014-C03, 2M2, FRN, 3.006%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 1,947,690 1,966,677
2015-C01, 1M2, FRN, 4.406%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 3,990,079 4,089,955
2015-C01, 2M2, FRN, 4.656%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 1,597,823 1,611,488
2015-C02, 1M2, FRN, 4.106%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 11,972,446 12,153,732
2015-C02, 2M2, FRN, 4.106%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 3,255,501 3,302,797
2015-C03, 1M2, FRN, 5.106%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 14,162,986 14,518,074
2015-C03, 2M2, FRN, 5.106%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 4,111,365 4,185,933
2016-C02, 1M2, FRN, 6.106%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 5,247,812 5,544,066

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
r
FNMA Connecticut Avenue Securities, (continued)
2016-C04, 1M2, FRN, 4.356%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 6,417,009 $ 6,733,359
2016-C05, 2M2, FRN, 4.556%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 3,569,649 3,725,492
2016-C06, 1M2, FRN, 4.356%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 1,629,966 1,701,415
2016-C07, 2M2, FRN, 4.456%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 2,500,900 2,609,310
2017-C01, 1M2, FRN, 3.656%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 15,809,837 16,362,887
2017-C03, 1M2, FRN, 3.106%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 22,378,758 23,020,831
2017-C04, 2M2, FRN, 2.956%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 6,037,829 6,186,303
2017-C05, 1M2, FRN, 2.306%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 15,160,864 15,372,661
313,688,066
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $359,760,039) ................
341,074,185
Shares
Escrows and Litigation Trusts 0.0%
†
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 8,736,450 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 8,736,450 —
Sanchez Energy Corp., Escrow Account .................... United States 6,000,000 37,500
b
Vistra Energy Corp., Escrow Account ...................... United States 30,000,000 45,000
Total Escrows and Litigation Trusts (Cost $6,576,621) ...........................
82,500
Total Long Term Investments (Cost $3,976,579,296) .............................
3,873,684,778
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Interest Rate Swaptions 0.0%
†
Receive Fixed 0.9%, Pay Floating 3 month USD LIBOR,
Counterparty CITI, Expires 9/16/21 ....................... 1 209,200,000 709,665
Total Options Purchased (Cost $1,103,530) .....................................
709,665
Short Term Investments 2.4%
a a
Country Shares
a
Value
a
Money Market Funds 1.3%
d,v
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 50,800,930 50,800,930
Total Money Market Funds (Cost $50,800,930) ..................................
50,800,930

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
0
Short Term Investments
(continued)
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 1.0%
w
Joint Repurchase Agreement, 0.005%, 5/03/21 (Maturity Value
$38,267,668)
BNP Paribas Securities Corp. (Maturity Value $27,651,451)
Deutsche Bank Securities, Inc. (Maturity Value $3,384,393)
HSBC Securities (USA), Inc. (Maturity Value $7,231,824)
Collateralized by U.S. Government Agency Securities, 3% - 4.5%,
5/20/46 - 11/20/50; and U.S. Treasury Notes, 1.38% - 2.88%,
5/31/21 - 3/31/26 (valued at $39,032,080) ................. 38,267,653 $ 38,267,653
Total Repurchase Agreements (Cost $38,267,653) ...............................
38,267,653
x
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Country Shares
Money Market Funds 0.1%
d,v
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 3,737,000 3,737,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
w
Joint Repurchase Agreement, BofA Securities, Inc., 0%, 5/03/21
(Maturity Value $934,302)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$952,989) ......................................... 934,302 934,302
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $4,671,302) ............................................................
4,671,302
Total Short Term Investments (Cost $93,739,885 ) ................................
93,739,885
a
Total Investments (Cost $4,071,422,711) 101.6% .................................
$3,968,134,328
Options Written (0.0)%
†
......................................................
(717,180)
Other Assets, less Liabilities (1.6)% ...........................................
(63,033,936)
Net Assets 100.0% ...........................................................
$3,904,383,212
Number of
Contracts
Notional
Amount
#
y
Options Written (0.0)%
†
Puts - Over-the-Counter
Interest Rate Swaptions (0.0)%
†
Receive Floating 3-month USD LIBOR, Pay Fixed 1.39%,
Counterparty CITI, Expires 9/16/21 ....................... 1 (209,200,000) (717,180)
(717,180)
Total Options Written (Premiums received $1,082,610) ...........................
$ (717,180)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the aggregate value of these securities was $2,021,404,016, representing 51.8% of net assets.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
i
The coupon rate shown represents the rate at period end.
j
See Note 1(k) regarding senior floating rate interests.
k
See Note 7 regarding credit risk and defaulted securities.
l
See Note 1(i) regarding Marketplace Lending.
m
See Note 1(g) regarding loan participations and assignments.
n
A supranational organization is an entity formed by two or more central governments through international treaties.
o
Principal amount of security is adjusted for inflation. See Note 1(m).
p
A portion or all of the security is on loan at April 30, 2021. See Note 1(e).
q
The principal represents the notional amount. See Note 1(f) regarding value recovery instruments.
r
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
s
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
t
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
u
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
v
The rate shown is the annualized seven-day effective yield at period end.
w
See Note 1(c) regarding joint repurchase agreement.
x
See Note 1(e) regarding securities on loan.
y
See Note 1(f) regarding written options.

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
At April 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(f).
At April 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1 ( f ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 524 $ 76,266,562 6/21/21 $ 1,598,129
U.S. Treasury 2 Year Notes ..................... Long 912 201,331,125 6/30/21 (150,739)
U.S. Treasury 5 Year Notes ..................... Long 3,090 382,966,875 6/30/21 (2,606,243)
U.S. Treasury Long Bonds ..................... Short 594 93,406,500 6/21/21 (30,062)
Total Futures Contracts ...................................................................... $(1,188,915)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Sell 3,778,007 690,085 5/10/21 $ — $ (5,045)
Indonesian Rupiah .. JPHQ Buy 69,000,000,000 4,705,080 5/10/21 66,753 —
Indonesian Rupiah .. JPHQ Sell 135,000,000,000 9,449,150 5/10/21 112,955 —
Canadian Dollar .... JPHQ Sell 4,500,000 3,597,603 5/11/21 — (63,211)
Euro ............. JPHQ Buy 2,900,000 3,458,236 5/14/21 29,135 —
Euro ............. JPHQ Sell 28,262,000 33,539,928 5/14/21 — (446,303)
South African Rand .. JPHQ Sell 155,000,000 10,676,769 5/17/21 7,784 —
Canadian Dollar .... JPHQ Sell 11,500,000 9,075,413 5/26/21 — (280,248)
Brazilian Real ...... JPHQ Sell 119,495,000 21,701,505 6/01/21 — (243,076)
Mexican Peso ...... JPHQ Buy 357,700,000 17,287,877 6/21/21 271,711 —
Japanese Yen ...... JPHQ Buy 1,800,000,000 16,661,036 6/25/21 — (183,006)
Australian Dollar .... JPHQ Buy 11,000,000 8,470,660 6/28/21 5,949 —
South Korean Won .. JPHQ Buy 10,300,000,000 9,314,945 6/28/21 — (101,420)
Euro ............. JPHQ Sell 9,200,000 10,973,990 7/19/21 — (105,030)
Chinese Yuan ...... JPHQ Buy 64,000,000 9,736,950 8/17/21 73,842 —
Turkish Lira ........ JPHQ Buy 61,000,000 6,827,084 9/07/21 62,695 —
Total Forward Exchange Contracts ................................................... $630,824 $(1,427,339)
Net unrealized appreciation (depreciation) ............................................ $(796,515)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
At April 30, 2021, the Fund had the following credit default swap contracts outstanding. See Note 1 ( f ).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM . 5.00% Quarterly BOFA 6/20/26 970,000 EUR $ 12,636 $ 20,038 $ (7,402) NR
Air France-KLM . 5.00% Quarterly JPHQ 6/20/26 2,310,000 EUR 30,092 41,690 (11,598) NR
Air France-KLM . 5.00% Quarterly MSCO 12/20/25 6,680,000 EUR 99,094 7,394 91,700 NR
American Airlines
Group, Inc. .. 5.00% Quarterly CITI 12/20/21 8,100,000 177,089 (346,748) 523,837 CCC
American Airlines
Group, Inc. .. 5.00% Quarterly GSCO 6/20/22 2,000,000 (2,146) (21,367) 19,221 CCC
Carnival Corp. .. 1.00% Quarterly CITI 12/20/25 8,100,000 (739,784) (1,175,160) 435,376 B-
Macy's Retail
Holdings LLC . 1.00% Quarterly JPHQ 12/20/25 8,100,000 (938,621) (1,399,762) 461,141 B
Royal Caribbean
Cruises Ltd. .. 5.00% Quarterly BZWS 12/20/25 8,100,000 546,502 (223,840) 770,342 B
United Airlines
Holdings, Inc. . 5.00% Quarterly FBCO 12/20/25 5,918,000 342,710 (26,357) 369,067 B
Traded Index
(e)
Citibank
Bespoke
Franklin, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 9,500,000 (2,358,462) (2,151,330) (207,132)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Palma Index,
Mezzanine
Tranche 5-7% 2.30% Quarterly CITI 6/20/21 6,700,000 32,439 — 32,439
Non-
Investment
Grade
(e)
Citibank
Bespoke
Phoenix Index,
Mezzanine
Tranche 5-7% 2.90% Quarterly CITI 12/20/21 8,500,000 128,626 — 128,626
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 23,060,000 263,839 123,173 140,666
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly MSCO 12/20/21 9,000,000 (21,720) — (21,720)
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 3.98% Quarterly MSCO 12/20/21 9,000,000 (29,827) — (29,827)
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(2,457,533) $(5,152,269) $2,694,736
Total Credit Default Swap Contracts .................................... $(2,457,533) $ (5,152,269) $2,694,736
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

Franklin Strategic Series
Statement of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
At April 30, 2021, the Fund had the following cross-currency swap contracts outstanding. See Note 1 ( f ).
At April 30, 2021, the Fund had the following inflation index swap contracts outstanding. See Note 1 ( f ).
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87% ..... Quarterly 3,834,600 USD
Pay Fixed 2.5% ............................. Annual CITI 5/04/21 3,300,000 EUR $ (203,321)
Total Cross Currency Swap Contracts ........................................................... $(203,321)
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.913% ..... At Maturity 1/14/29 $ 34,600,000 $ 1,913,556 $ — $ 1,913,556
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.943% ..... At Maturity 1/15/29 4,900,000 257,160 — 257,160
Total Inflation Index Swap Contracts .................................. $2,170,716 $— $2,170,716
See Note 10 regarding other derivative information.
See Abbreviations on page 67.

Franklin Strategic Series
Consolidated Financial Statements
Statement of Assets and Liabilities
April 30, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
40
Franklin
Strategic
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,635,734,260
Cost - Controlled affiliates (Note 3 f and 11 ) ...................................................... 341,948,566
Cost - Non-controlled affiliates (Note 3 f and 11 ) ................................................... 54,537,930
Cost - Unaffiliated repurchase agreements ...................................................... 39,201,955
Value - Unaffiliated issuers (Includes securities loaned of $4,491,150) ................................. $3,605,075,974
Value - Controlled affiliates (Note 3 f and 11 ) ..................................................... 269,318,469
Value - Non-controlled affiliates (Note 3 f and 11 ) .................................................. 54,537,930
Value - Unaffiliated repurchase agreements ...................................................... 39,201,955
Cash .................................................................................... 2,959,689
Receivables:
Investment securities sold ................................................................... 2,671,736
Capital shares sold ........................................................................ 2,281,408
Dividends and interest ..................................................................... 35,807,263
Deposits with brokers for:
OTC derivative contracts .................................................................. 7,100,716
Futures contracts ........................................................................ 1,951,185
Centrally cleared swap contracts ............................................................ 1,682,280
Variation margin on futures contracts ........................................................... 18,071
OTC swap contracts (upfront payments $203,408) .................................................. 192,295
Unrealized appreciation on OTC forward exchange contracts .......................................... 630,824
Unrealized appreciation on OTC swap contracts .................................................... 2,972,415
D eferred tax benefit (Note 1 h ) ................................................................. 981,055
Total assets .......................................................................... 4,027,383,265
Liabilities:
Payables:
Investment securities purchased .............................................................. 98,573,548
Capital shares redeemed ................................................................... 5,814,030
Management fees ......................................................................... 1,334,040
Distribution fees .......................................................................... 822,117
Transfer agent fees ........................................................................ 802,736
Distributions to shareholders ................................................................. 612,732
Variation margin on centrally cleared swap contracts ............................................... 1,997,337
OTC swap contracts (upfront receipts $5,355,677) .................................................. 5,344,564
Unrealized depreciation on OTC swap contracts .................................................... 481,000
Options written, at value (premiums received $1,082,610) ............................................ 717,180
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,427,339
Payable upon return of securities loaned (Note 1 e ) .................................................. 4,671,302
Deferred tax ............................................................................... 108,592
Accrued expenses and other liabilities ........................................................... 293,534
Total liabilities ......................................................................... 123,000,051
Net assets, at value ................................................................. $3,904,383,214
Net assets consist of:
Paid-in capital ............................................................................. $4,576,041,948
Total distributable earnings (losses) ............................................................. (671,658,734)
Net assets, at value ................................................................. $3,904,383,214

Franklin Strategic Series
Consolidated Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
41
Franklin
Strategic
Income Fund
Class A:
Net assets, at value ....................................................................... $2,862,068,434
Shares outstanding ........................................................................ 303,209,813
Net asset value per share
a
.................................................................. $9.44
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $9.81
Class C:
Net assets, at value ....................................................................... $387,588,801
Shares outstanding ........................................................................ 41,050,621
Net asset value and maximum offering price per share
a
............................................. $9.44
Class R:
Net assets, at value ....................................................................... $59,365,619
Shares outstanding ........................................................................ 6,316,096
Net asset value and maximum offering price per share ............................................. $9.40
Class R6:
Net assets, at value ....................................................................... $132,735,960
Shares outstanding ........................................................................ 14,039,441
Net asset value and maximum offering price per share ............................................. $9.45
Advisor Class:
Net assets, at value ....................................................................... $462,624,400
Shares outstanding ........................................................................ 48,933,812
Net asset value and maximum offering price per share ............................................. $9.45
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Consolidated Financial Statements
Consolidated Statement of Operations*
for the year ended April 30, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
42
Franklin
Strategic
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $793,241
Controlled affiliates (Note 3 f and 11 ) ........................................................... 5,534,929
Non-controlled affiliates (Note 3 f and 11 ) ........................................................ 843
Interest: (net of foreign taxes of $460,511)
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (18,751,835)
Paid in cash
a
........................................................................... 205,258,347
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 3,625
Non-controlled affiliates (Note 3 f ) ............................................................. 19
Total investment income ................................................................... 192,839,169
Expenses:
Management fees (Note 3 a ) ................................................................... 18,371,509
Distribution fees: (Note 3c )
    Class A ................................................................................ 7,140,183
    Class C ................................................................................ 2,976,728
    Class R ................................................................................ 312,522
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 4,079,911
    Class C ................................................................................ 655,394
    Class R ................................................................................ 89,706
    Class R6 ............................................................................... 65,050
    Advisor Class ............................................................................ 737,525
Custodian fees (Note 4 ) ...................................................................... 51,923
Reports to shareholders ...................................................................... 328,826
Registration and filing fees .................................................................... 168,335
Professional fees ........................................................................... 159,458
Trustees' fees and expenses .................................................................. 54,628
Marketplace lending fees (Note 1i) .............................................................. 288,836
Other .................................................................................... 262,642
Total expenses ......................................................................... 35,743,176
Expense reductions (Note 4 ) ............................................................... (148,830)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (816,632)
Net expenses ......................................................................... 34,777,714
Net investment income ................................................................ 158,061,455

Franklin Strategic Series
Consolidated Financial Statements
Consolidated Statement of Operations*
(continued)
for the year ended April 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
43
Franklin
Strategic
Income Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $4,583)
Unaffiliated issuers ...................................................................... (23,713,457)
Foreign currency transactions ................................................................ 176,190
Forward exchange contracts ................................................................. (28,787,850)
Futures contracts ......................................................................... 4,059,344
TBA sale commitments ..................................................................... 529,382
Swap contracts ........................................................................... (15,350,780)
Net realized gain (loss) .................................................................. (63,087,171)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 332,299,297
Controlled affiliates (Note 3 f ) ............................................................... 11,575,632
Non-controlled affiliates (Note 3 f and 11 ) ...................................................... 1,024,890
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,681,134)
Written options ........................................................................... 365,430
Forward exchange contracts ................................................................. 2,629,854
Futures contracts ......................................................................... (4,405,766)
Swap contracts ........................................................................... 56,410,539
Change in deferred tax benefit (Note 1 h ) ........................................................ 578,179
Change in deferred taxes on unrealized appreciation ............................................... (78,938)
Net change in unrealized appreciation (depreciation) ............................................ 398,717,983
Net realized and unrealized gain (loss) ............................................................ 335,630,812
Net increase (decrease) in net assets resulting from operations .......................................... $493,692,267
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021. See Note 1(h).
a
Includes amortization of premium and accretion of discount.

Franklin Strategic Series
Consolidated Financial Statements
Consolidated Statement of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
44
Franklin Strategic Income Fund
Year Ended
April 30, 2021*
Year Ended
April 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $158,061,455 $182,627,278
Net realized gain (loss) ................................................. (63,087,171) (42,550,243)
Net change in unrealized appreciation (depreciation) ........................... 398,717,983 (382,746,373)
Net increase (decrease) in net assets resulting from operations ................ 493,692,267 (242,669,338)
Distributions to shareholders:
Class A ............................................................. (107,559,827) (133,707,047)
Class C ............................................................. (15,093,095) (25,071,873)
Class R ............................................................. (2,213,268) (3,171,248)
Class R6 ............................................................ (5,315,212) (9,963,217)
Advisor Class ........................................................ (20,592,895) (26,896,542)
Total distributions to shareholders .......................................... (150,774,297) (198,809,927)
Capital share transactions: (Note 2 )
Class A ............................................................. (62,316,513) (141,906,067)
Class C ............................................................. (174,939,408) (138,604,206)
Class R ............................................................. (8,115,630) (16,035,134)
Class R6 ............................................................ (11,480,330) (159,106,633)
Advisor Class ........................................................ (100,161,067) (33,579,296)
Total capital share transactions ............................................ (357,012,948) (489,231,336)
Net increase (decrease) in net assets ................................... (14,094,978) (930,710,601)
Net assets:
Beginning of year ....................................................... 3,918,478,192 4,849,188,793
End of year ........................................................... $3,904,383,214 $3,918,478,192
* Includes the consolidated operations of FT Holdings Corporation II fro m May 1, 2020 through April 27, 2021. See Note 1(h)
.

Franklin Strategic Series

franklintempleton.com
Annual Report
Notes to Consolidated Financial Statements
Franklin Strategic Income Fund
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of  ten
separate funds and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). Franklin Strategic Income Fund
(Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares after they have been held for 10 years. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in  open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the

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investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between
the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential
for these differences, an independent pricing service may
be used to adjust the value of the Fund's securities to the
latest indications of fair value at 4 p.m. Eastern time. At
April 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Statement of Investments, had
been entered into on April 30, 2021.
d. Securities Purchased on Delayed Delivery and TBA
Basis
The Fund purchases securities on a when-issued or delayed
delivery and to-be-announced (TBA) basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these
securities and collateral has been pledged and/or received
for open TBA trades.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. These securities received as collateral are held in segregated accounts with
the Fund’s custodian. The Fund cannot repledge or resell
these securities received as collateral. As such, the non-
cash collateral is excluded from the Statement of Assets
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees
and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent
and/or third-party vendor, is reported separately in the
Consolidated Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received.
f. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

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under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.
The Fund entered into OTC cross currency swap contracts
primarily to manage and/or gain exposure to interest rate
risk and certain foreign currencies. A cross currency swap
is an agreement between the Fund and a counterparty to
exchange cash flows (determined using either a fixed or
floating rate) based on the notional amounts of two different
1. Organization and Significant Accounting Policies
(continued)
f. Derivative Financial Instruments
(continued)

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currencies. The notional amounts are typically determined
based on the spot exchange rates at the opening of the
contract. Cross currency swaps may require the exchange
of notional amounts at the opening and/or closing of the
contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily
and recorded as unrealized depreciation and appreciation
until the payments are made, at which time they are realized.
Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the cross currency swap contract
and prevailing market conditions (interest rate spreads and
other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.
The Fund entered into inflation index swap contracts
primarily to manage and/or gain exposure to inflation risk.
An inflation index swap is an agreement between the Fund
and a counterparty to exchange cash flows whereby one
party makes payments based on the percentage change in
an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded
fixed rate, applied to a notional amount. These agreements
may be privately negotiated in the over-the-counter market
(OTC inflation index swap) or may be executed on a
registered exchange (centrally cleared inflation index swap).
For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable. Over the term of the contract, contractually
required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to the interest
rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss.
The Fund purchased or wrote exchange traded and/or OTC
option contracts primarily to manage and/or gain exposure to interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
The Fund invests in value recovery instruments (VRI)
primarily to gain exposure to economic growth. Periodic
payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Consolidated Statement of Operations. The
risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
See Note 10 regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
f. Derivative Financial Instruments
(continued)

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g. Loan Participation Notes
The Fund invests in loan participation notes (Participations).
Participations are loans originally issued to a borrower
by one or more financial institutions (the Lender) and
subsequently sold to other investors, such as the Fund.
Participations typically result in the Fund having a
contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender
any payments of principal, interest and fees which the
Lender received from the borrower. The Fund generally has
no rights to either enforce compliance by the borrower with
the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the
Participation. The Participations may also involve interest
rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.
h. FT Holdings Corporation II (FT Subsidiary)
Prior to April 27, 2021, the Fund invested in FT Subsidiary.
FT Subsidiary was a Delaware Corporation, was a wholly-
owned subsidiary of the Fund, and was able to invest in
certain financial instruments consistent with the investment objective of the Fund. In December 2020, FT Subsidiary’s
sole investment, Turtle Bay Resort, liquidated and paid
a final distribution. FT Subsidiary, which is a tax paying
entity, recognized a realized loss on its Turtle Bay Resort
investment. An estimated deferred tax asset based on such
realized loss was recorded. The estimated benefit was
calculated using the federal rates applicable at the time the tax was paid. The losses will be carried-back to offset prior year gains, resulting in a tax refund which will relieve the estimated deferred tax asset once the final tax filings are
completed.
On April 27, 2021, the Fund redeemed out of FT Subsidiary.
FT Subsidiary ceased operations and simultaneously
transferred its assets and liabilities to the Fund (including the deferred tax asset).
The results of operations of the FT Subsidiary through April
27, 2021 have been consolidated into the Consolidated
Statement of Operations, Consolidated Statements
of Changes in Net Assets and Consolidated Financial
Highlights.
i. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Consolidated Statement of Operations. The Fund, as
an investor in a loan, would be entitled to receive payment
only from the borrower and would not be able to recover
any deficiency from the platform, except under very narrow
circumstances. The loans in which the Fund may invest are
unsecured.
j. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
1. Organization and Significant Accounting Policies
(continued)

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Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
k. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
l. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
m. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
1. Organization and Significant Accounting Policies
(continued)
j. Mortgage Dollar Rolls
(continued)

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(continued)
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Consolidated Statement of Operations.
n. Accounting Estimates
The preparation of consolidated financial statements in
accordance with U.S. GAAP requires management to make
estimates and assumptions that affect the reported amounts
of assets and liabilities at the date of the consolidated
financial statements and the amounts of income and
expenses during the reporting period. Actual results could
differ from those estimates.
o. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
m. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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(continued)
2. Shares of Beneficial Interest
At April 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
April 30, 2021
Year Ended
April 30, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 44,940,433 $419,168,623 51,808,122 $493,501,422
Shares issued in reinvestment of distributions .......... 10,896,555 101,560,092 13,278,919 125,575,767
Shares redeemed ............................... (62,539,562) (583,045,228) (80,974,998) (760,983,256)
Net increase (decrease) .......................... (6,702,574) $(62,316,513) (15,887,957) $(141,906,067)
Class C Shares:
Shares sold ................................... 4,080,529 $38,026,405 7,181,894 $68,377,407
Shares issued in reinvestment of distributions .......... 1,553,033 14,456,669 2,436,459 23,072,271
Shares redeemed
a
.............................. (24,428,891) (227,422,482) (24,298,180) (230,053,884)
Net increase (decrease) .......................... (18,795,329) $(174,939,408) (14,679,827) $(138,604,206)
Class R Shares:
Shares sold ................................... 1,625,591 $15,106,571 1,421,183 $13,393,410
Shares issued in reinvestment of distributions .......... 236,633 2,195,157 332,487 3,136,111
Shares redeemed ............................... (2,735,323) (25,417,358) (3,490,157) (32,564,655)
Net increase (decrease) .......................... (873,099) $(8,115,630) (1,736,487) $(16,035,134)
Class R6 Shares:
Shares sold ................................... 4,216,330 $39,518,885 5,527,397 $52,655,227
Shares issued in reinvestment of distributions .......... 494,788 4,618,696 958,906 9,140,302
Shares redeemed ............................... (6,056,322) (55,617,911) (23,024,591) (220,902,162)
Net increase (decrease) .......................... (1,345,204) $(11,480,330) (16,538,288) $(159,106,633)
Advisor Class Shares:
Shares sold ................................... 13,810,883 $128,667,962 16,576,637 $155,346,108
Shares issued in reinvestment of distributions .......... 2,092,114 19,511,932 2,676,518 25,356,333
Shares redeemed ............................... (26,597,589) (248,340,961) (22,833,202) (214,281,737)
Net increase (decrease) .......................... (10,694,592) $(100,161,067) (3,580,047) $(33,579,296)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

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Notes to Consolidated Financial Statements

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(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2021, the gross effective investment management fee rate was 0.456% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

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Notes to Consolidated Financial Statements

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(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended April 30, 2021, the Fund paid transfer agent fees of $5,627,586, of which $2,515,396 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended April 30, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2021.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $100,911
CDSC retained .............................................................................. $71,635
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income Fund
Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $108,077,744 $149,665,093 $— $ — $ 11,575,632 $ 269,318,469 34,705,988 $ 5,534,929
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $51,021,802 $46,965,732 $(47,186,604) $— $— $50,800,930 50,800,930 $843
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $20,302,000 $(16,565,000) $ — $ — $3,737,000 3,737,000 $19
Total Affiliated Securities .... $159,099,546 $216,932,825 $(63,751,604) $— $11,575,632 $323,856,399 $5,535,791
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

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Notes to Consolidated Financial Statements

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Franklin Strategic Income Fund
(continued)
h. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended April 30, 2021, these purchase and sale transactions (excluding in-kind transactions) aggregated $0 and $40,633,306, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2021, the custodian fees were reduced as noted in the Consolidated Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2021, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended April 30, 2021 and 2020, was as follows:
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind, bond discounts and premiums, swaps, inflation related adjustments on foreign securities, financial futures transactions and transfer in-kind.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $79,106,941
Long term ................................................................................ 516,471,525
Total capital loss carryforwards ............................................................... $595,578,466
2021 2020
Distributions paid from:
Ordinary income .......................................................... $150,774,297 $198,809,927
Cost of investments .......................................................................... $4,051,184,472
Unrealized appreciation ........................................................................ $162,723,525
Unrealized depreciation ........................................................................ (248,966,417)
Net unrealized appreciation (depreciation) .......................................................... $(86,242,892)
Distributable earnings:
Undistributed ordinary income ................................................................... $10,857,674
3. Transactions with Affiliates
(continued)

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Notes to Consolidated Financial Statements

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Franklin Strategic Income Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2021, aggregated
$5,500,981,629 and $6,090,226,437, respectively. Purchases and sales of investments exclude in-kind transactions of
$189,731,147 and $0, respectively.
At April 30, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$4,671,302 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Risk and Defaulted Securities
At April 30, 2021, the Fund had 43.0% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April
30, 2021, the aggregate value of these securities was $-, representing -% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At April 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income Fund
125,940,079 K2016470219 South Africa Ltd., A ............... 2/08/13-2/01/17 $ 977,123 $ —
12,532,821 K2016470219 South Africa Ltd., B ............... 2/01/17 9,307 —
Total Restricted Securities (Value is —% of Net Assets) .............. $986,430 $—

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Notes to Consolidated Financial Statements

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Franklin Strategic Income Fund
(continued)
10. Other Derivative Information
At April 30, 2021, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income Fund
Interest rate contracts .......
Investments in securities, at value $ 709,665
a
Options written, at value $ 717,180
Variation margin on futures
contracts
1,598,129
b
Variation margin on futures
contracts
2,787,044
b
Variation margin on centrally
cleared swap contracts
2,170,716 Variation margin on centrally
cleared swap contracts
—
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
630,824 Unrealized depreciation on OTC
forward exchange contracts
1,427,339
Unrealized appreciation on OTC
swap contracts
— Unrealized depreciation on OTC
swap contracts
203,321
Credit contracts ............
OTC swap contracts (upfront
payments)
192,295 OTC swap contracts (upfront
receipts)
5,344,564
Unrealized appreciation on OTC
swap contracts
2,972,41 5 Unrealized depreciation on OTC
swap contracts
277,67 9
Value recovery instruments ...
Investments in securities, at value 10,573,466
c
Investments in securities, at value —
Total .................... $18,847,510 $10,757,127
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
c
VRI are included in investments in securities, at value in the Statement of Assets and Liabilities.

Franklin Strategic Series
Notes to Consolidated Financial Statements

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Franklin Strategic Income Fund
(continued)
For the year ended April 30, 2021, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
For the year ended April 30, 2021, the average month end notional amount of futures contracts and swap contracts and options, the average month end contract value for forward exchange contracts and average month end fair value of VRI were as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Strategic Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $— Investments $(393,865)
a
Written options — Written options 365,430
Futures contracts 4,059,344 Futures contracts (4,405,766)
Swap contracts (2,228,077) Swap contracts 15,279,187
Foreign exchange contracts .....
Swap contracts (472,648) Swap contracts (666,626)
Forward exchange contracts (28,787,850) Forward exchange contracts 2,629,854
Credit contracts ...............
Swap contracts (12,650,055) Swap contracts 41,797,978
Value recovery instruments Investments — Investments $3,140,736
a
Total ....................... $(40,079,286) $57,746,928
a
Purchased option contracts and VRI are included in net reailzed gain (loss) from investments and net change in unreailized appreciation (depreciation) on investments in the
Consolidated Statement of Operations.
Franklin
Strategic
Income Fund
Futures contracts ......................... $569,788,281
Swap contracts ........................... 372,543,729
Forward exchange contracts ................. 588,699,295
VRI .................................... 9,615,865
Options ................................. 32,184,615
10. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements

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Annual Report
Franklin Strategic Income Fund
(continued)
At April 30, 2021, the Fund's OTC derivative assets and liabilities are as follows:
At April 30, 2021, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Strategic Income Fund
Derivatives
Forward exchange contracts ............................. $ 630,824 $ 1,427,339
Options purchased ..................................... 709,665 —
Options written ........................................ — 717,180
Swap contracts ....................................... 3,164,7 10 5,825,56 4
Total ............................................. $4,505,199 $7,970,083
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
BOFA .................... $20,038 $(7,402) $— $— $12,636
BZWS ................... 770,342 (223,840) (546,502) — —
CITI ..................... 2,093,782 (2,093,782) — — —
FBCO ................... 369,067 (26,357) — (330,000) 12,710
GSCO ................... 19,221 (19,221) — — —
JPHQ ................... 1,133,655 (1,133,655) — — —
MSCO ................... 99,094 (51,547) — — 47,547
Total ................... $4,505,199 $(3,555,804) $ (546,502) $(330,000) $72,893
1
10. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements

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Annual Report
Franklin Strategic Income Fund
(continued)
At April 30, 2021, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(f) regarding derivative financial instruments.
See Abbreviations on page 67 .
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
BOFA .................... $7,402 $(7,402) $— $— $—
BZWS ................... 223,840 (223,840) — — —
CITI ..................... 4,800,871 (2,093,782) — (2,707,089) —
FBCO ................... 26,357 (26,357) — — —
GSCO ................... 21,367 (19,221) — — 2,146
JPHQ ................... 2,838,699 (1,133,655) — (1,705,044) —
MSCO ................... 51,547 (51,547) — — —
Total ................... $7,970,083 $(3,555,804) $— $(4,412,133) $2,146
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid of over collateralization.  Actual collateral received and/or pledged may be more than the amounts disclosed herein.
10. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements

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Annual Report
Franklin Strategic Income Fund
(continued)
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended April 30, 2021, investments in
“affiliated companies” were as follows:
12. Transfer In-Kind
On March 5, 2021, the Fund completed a non-taxable exchange of securities with a value of $149,665,093 (which included
$40,066,054 of net unrealized depreciation) for 19,462,301 shares (each then valued at $7.69 per share) of Franklin Floating
Rate Income Fund, an affiliated entity. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the year ended April 30, 2021, the Fund did not use the Global Credit Facility.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin Strategic Income Fund
Non-Controlled Affiliates
Dividends
Remington Outdoor Co.,
Inc. ............ $ 661,219 $ — $ (1,686,109) $ — $ 1,024,890 $ —
a
— $ —
Interest
Remington Outdoor Co.,
Inc.,
Litigation Units ..... — — — — — —
a
— —
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $661,219 $— $(1,686,109) — 1,024,890 $— $—
a
As of April 30, 2021, no longer held by the fund.

Franklin Strategic Series
Notes to Consolidated Financial Statements

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Franklin Strategic Income Fund
(continued)
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin Strategic Series
Notes to Consolidated Financial Statements

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Franklin Strategic Income Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. $ 1,606,377 $ — $ — $ 1,606,377
Machinery ............................ — 5,234,619 — 5,234,619
Media ............................... 2,919,493 — 34,550 2,954,043
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. 14,119 — 21,816 35,935
Paper & Forest Products ................. 600,693 — — 600,693
Specialty Retail ........................ 821,695 — — 821,695
Management Investment Companies ......... 303,927,844 — — 303,927,844
Warrants :
Oil, Gas & Consumable Fuels ............. — — 1,902
a
1,902
Paper & Forest Products ................. 9,623 — — 9,623
Software ............................. — — —
a
—
Convertible Bonds ....................... — 456,954 — 456,954
Corporate Bonds :
Aerospace & Defense ................... — 25,418,935 — 25,418,935
Air Freight & Logistics ................... — 17,711,103 — 17,711,103
Airlines .............................. — 40,534,518 — 40,534,518
Auto Components ...................... — 41,031,075 — 41,031,075
Banks ............................... — 67,838,085 — 67,838,085
Beverages ........................... — 17,620,108 — 17,620,108
Biotechnology ......................... — 6,419,106 — 6,419,106
Building Products ...................... — 18,551,101 — 18,551,101
Capital Markets ........................ — 31,620,075 — 31,620,075
Chemicals ........................... — 111,705,568 — 111,705,568
Commercial Services & Supplies ........... — 12,577,500 — 12,577,500
Communications Equipment .............. — 12,889,225 — 12,889,225
Construction & Engineering ............... — 3,518,796 — 3,518,796
Consumer Finance ..................... — 27,972,051 — 27,972,051
Containers & Packaging ................. — 66,276,156 — 66,276,156
Diversified Financial Services ............. — 15,317,058 — 15,317,058
Diversified Telecommunication Services ..... — 44,013,984 — 44,013,984
Electric Utilities ........................ — 67,802,846 — 67,802,846
Electrical Equipment .................... — 9,671,520 — 9,671,520
Electronic Equipment, Instruments &
Components ........................ — 15,242,940 — 15,242,940
Energy Equipment & Services ............. — 14,009,467 — 14,009,467
Entertainment ......................... — 21,436,458 — 21,436,458
Equity Real Estate Investment Trusts (REITs) . — 57,647,386 — 57,647,386
Food & Staples Retailing ................. — 7,673,904 — 7,673,904
Food Products ........................ — 54,999,192 — 54,999,192
Gas Utilities .......................... — 2,780,911 — 2,780,911
Health Care Providers & Services .......... — 52,999,404 — 52,999,404
Hotels, Restaurants & Leisure ............. — 131,399,818 — 131,399,818
Household Durables .................... — 23,203,019 — 23,203,019
Household Products .................... — 33,736,445 — 33,736,445
Independent Power and Renewable Electricity
Producers .......................... — 59,020,292 — 59,020,292
Insurance ............................ — 10,292,421 — 10,292,421
Interactive Media & Services .............. — 16,771,403 — 16,771,403
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Internet & Direct Marketing Retail .......... $ — $ 12,756,349 $ — $ 12,756,349
IT Services ........................... — 34,946,740 — 34,946,740
Life Sciences Tools & Services ............ — 4,410,545 — 4,410,545
Machinery ............................ — 17,023,795 — 17,023,795
Marine .............................. — 12,726,000 — 12,726,000
Media ............................... — 113,844,248 — 113,844,248
Metals & Mining ....................... — 47,156,798 — 47,156,798
Multiline Retail ........................ — — —
a
—
Multi-Utilities .......................... — 8,411,510 — 8,411,510
Oil, Gas & Consumable Fuels ............. — 208,472,709 — 208,472,709
Paper & Forest Products ................. — 7,278,281 — 7,278,281
Personal Products ..................... — 5,901,008 — 5,901,008
Pharmaceuticals ....................... — 58,119,883 — 58,119,883
Real Estate Management & Development .... — 32,912,889 — 32,912,889
Road & Rail .......................... — 21,843,143 — 21,843,143
Semiconductors & Semiconductor Equipment . — 7,523,957 — 7,523,957
Software ............................. — 21,393,815 — 21,393,815
Specialty Retail ........................ — 25,440,920 — 25,440,920
Thrifts & Mortgage Finance ............... — 28,752,559 — 28,752,559
Tobacco ............................. — 15,873,817 — 15,873,817
Trading Companies & Distributors .......... — 39,320,954 — 39,320,954
Wireless Telecommunication Services ....... — 45,738,403 — 45,738,403
Senior Floating Rate Interests ............... — 46,391,119 —
a
46,391,119
Marketplace Loans ...................... — — 8,183,547 8,183,547
Loan Participations and Assignments ......... — 15,220,062 — 15,220,062
Foreign Government and Agency Securities .... — 597,005,901 — 597,005,901
U.S. Government and Agency Securities ....... — 114,019,421 — 114,019,421
Asset-Backed Securities :
Airlines .............................. — 1,218,378 — 1,218,378
Consumer Finance ..................... — 20,171,757 — 20,171,757
Diversified Financial Services ............. — 300,814,071 923,337 301,737,408
Commercial Mortgage-Backed Securities ...... — 2,103,603 — 2,103,603
Mortgage-Backed Securities ................ — 120,356,612 — 120,356,612
Municipal Bonds ......................... — 80,920,407 — 80,920,407
Residential Mortgage-Backed Securities ...... — 341,074,185 — 341,074,185
Escrows and Litigation Trusts ............... — 37,500 45,000
a
82,500
Options purchased ....................... — 709,665 — 709,665
Short Term Investments ................... 54,537,930 39,201,955 — 93,739,885
Total Investments in Securities ........... $364,437,774 $3,594,486,402 $9,210,152 $3,968,134,328
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 630,824 $ — $ 630,824
Futures contracts ........................ 1,598,129 — — 1,598,129
Swap contracts ......................... — 5,143,131 — 5,143,131
Total Other Financial Instruments ......... $1,598,129 $5,773,955 $— $7,372,084
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 717,180 $ — $ 717,180
Forward exchange contracts ................ — 1,427,339 — 1,427,339
Futures contracts ........................ 2,787,044 — — 2,787,044
Swap contracts .......................... — 481,000 — 481,000
Total Other Financial Instruments ......... $2,787,044 $2,625,519 $— $5,412,563
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the consolidated financial statements.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.
a
Includes securities determined to have no value at April 30, 2021.
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America, N.A.
BZWS
Barclays Bank plc
CITI
Citigroup, Inc
FBCO
Credit Suisse Group AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Currency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
IDR
Indonesian Rupiah
JPY
Japanese Yen
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
Selected Portfolio
BZDIOVRA Brazil Inter-Bank Deposit Rate
CLO Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR Contingent Voting Rights
ETF Exchange-Traded Fund
EURIBOR Euro Inter-Bank Offer Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GDP Gross Domestic Product
GNMA Government National Mortgage Association
GO General Obligation
LIBOR London InterBank Offered Rate
MBS Mortgage-Backed Security
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
T-Note Treasury Note
VRI Value Recovery Instruments

Franklin Strategic Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Strategic Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Strategic Income Fund (one of the funds constituting Franklin Strategic Series, referred to hereafter as the "Fund") as of April
30, 2021, the related statements of operations for the year ended April 30, 2021, the statement of changes in net assets for each of the two years in the period ended April 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2021 and the financial highlights for each of the five years in the period ended April 30, 2021 indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
June 18, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Series
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018 -
present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal
Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Strategic Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020); previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020)}; Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at ErNst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Chairman of the
Board and Trustee
since 2013 and Vice
President since
1991
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 42 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 42 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 42 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN STRATEGIC SERIES
Franklin Strategic Income Fund
(Fund)
At a meeting held on April 20, 2021 (Meeting), the Board
of Trustees (Board) of Franklin Strategic Series (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of the Fund (Management Agreement) for an
additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Annual Report
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance
results of the Fund over various time periods ended January
31, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional multi-sector income funds. The
Board noted that the Fund’s annualized income return for the five-year period was below the median of its Performance
Universe, but for the one-, three- and 10-year periods
was above the median of its Performance Universe. The
Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the
median of its Performance Universe. The Board considered
that the income-oriented investment objective of the Fund
is the primary focus for the Fund’s portfolio management
team and that the evaluation of the Fund’s performance
relative to the Fund’s peers on an annualized income return
basis is consistent with investor expectations and the
Fund’s investment goals. Given the Fund’s income-oriented
investment objective, the Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for the Fund and Class A shares for each other fund
in its Expense Group. The Board received a description of
the methodology used by Broadridge to select the mutual
funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
nine other multi-sector income funds. The Board noted that
the Management Rate and actual total expense ratio for the
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also

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Annual Report
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates,
the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports

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Annual Report
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

194 A 06/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Strategic Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $313,135 for the fiscal year ended April 30, 2021 and $337,873 for the fiscal year ended April 30, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended April 30, 2021 and $232,351 for the fiscal year ended April 30, 2020. The services for which these fees were paid included tax compliance services related to year-end, and professional fees in connection with tax treatment of equipment lease transactions.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended April 30, 2021 and $6,311 for the fiscal year ended April 30, 2020. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $36,800 for the fiscal year ended April 30, 2021 and $194,566 for the fiscal year ended April 30, 2020. The services for which these fees were paid included compliance examination for Investment Advisor Act rule 204-2 and 206-4(2), professional fees in connection with determining the feasibility of a U.S. direct lending structure, for the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, valuation services related to a fair value engagement, and benchmarking services in connection with the ICI TA survey, and assets under management certification.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $36,800 for the fiscal year ended April 30, 2021 and $433,228 for the fiscal year ended April 30, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee

of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.      N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                       N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.              N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and
Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and
Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
STRATEGIC SERIES

By S\Matthew T. Hinkle_________________________
  Matthew T. Hinkle
  Chief Executive Officer – Finance and Administration
Date June 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle_________________________
  Matthew T. Hinkle
  Chief Executive Officer – Finance and Administration
Date June 25, 2021

By S\Robert G. Kubilis___________________________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date June 25, 2021